UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Global Long/Short Credit Fund

BlackRock Multi-Asset Real Return Fund

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Risk Allocation Fund

BlackRock Ultra-Short Obligations Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 01/31/2014

Item 1 – Report to Stockholders

JANUARY 31, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock FundsSM

„   BlackRock Commodity Strategies Fund

„   BlackRock Global Long/Short Credit Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FUNDS	JANUARY 31, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as loose monetary policy beckoned investors to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were not as fruitful in the earlier part of the year given uneven growth rates and more direct exposure to macro risks such as the resurgence of political instability in Italy, the banking crisis in Cyprus and a generally poor outlook for European economies. Additionally, emerging markets significantly lagged the rest of the world due to slowing growth and structural imbalances.

Global financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes after the Fed defied market expectations with its decision to delay tapering. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but equities and other so-called “risk assets” resumed their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time extended its time horizon for maintaining low short-term interest rates. Markets reacted positively, as this move signaled the Fed’s perception of real improvement in the economy and investors were finally relieved from the tenacious anxiety that had gripped them for quite some time.

Investors’ risk appetite diminished in the new year. Heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. While tighter global liquidity was an ongoing headwind for developing countries, financial troubles in Argentina and Turkey launched a sharp sell-off in a number of emerging market currencies. Unexpectedly poor economic data out of China added to the turmoil. In the US, most indicators continued to signal a strengthening economy; however, stagnant wage growth raised concerns about the sustainability of the overall positive momentum. US stocks underperformed other developed equity markets as a number of disappointing corporate earnings reports prompted investors to take advantage of lower valuations abroad.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended January 31. In contrast, emerging markets were weighed down by uneven growth, high debt levels and severe currency weakness. Rising interest rates pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2014
	6-month	12-month
US large cap equities (S&P 500® Index)	6.85%	21.52%
US small cap equities (Russell 2000® Index)	8.88	27.03
International equities (MSCI Europe, Australasia, Far East Index)	7.51	11.93
Emerging market equities (MSCI Emerging Markets Index)	(0.33)	(10.17)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	0.77	(2.97)
US investment grade bonds (Barclays US Aggregate Bond Index)	1.78	0.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.13	(1.10)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	4.70	6.76

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2014	BlackRock Commodity Strategies Fund

Investment Objective

BlackRock Commodity Strategies Fund’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2014, the Fund’s Institutional and Investor A Shares outperformed the benchmark, the Dow Jones-UBS Commodity Index Total ReturnSM while the Fund’s Investor C Shares underperformed the benchmark index.

What factors influenced performance?

•

Stock selection within the buoyant energy sector contributed positively to performance for the period. A number of supply disruptions led to increased uncertainty, which alongside modest demand growth, supported consistently high oil prices. These high prices and a steady recovery in the US economy (the largest consumer of crude oil) generated momentum for energy equities during the period.

•

The Fund’s holdings in mining equities outperformed as commodity prices traded higher (aluminum was the only base metal to fall during the period) and global demand reached record levels. After having lagged the broader equity market in recent years, the outlook for the mining sector has improved following widespread aggressive cutting of operational costs and reassessing of investment projects.

•

Positioning within agriculture equities also had a positive impact on returns for the period. The Fund benefited from its overweight in the agribusiness and livestock sub-sectors. These companies performed well as a result of strong harvests which increase demand for storage and transportation from agribusinesses. In addition, lower grain prices should translate into lower input costs for livestock companies, improving their earnings.

•

Conversely, gold-related equities detracted from performance as precious metals broadly declined during the period. Gold bullion and gold-related equities particularly suffered as the global economy continued to recover and the Fed began tapering its monetary stimulus program.

•	The Fund’s commodity-linked derivatives strategy underperformed the benchmark index during the period. In late January, extremely cold weather in the US and rapidly declining inventories of natural gas caused prices to rally sharply, resulting in the underperformance of the Fund’s positions further out on the futures curve.

Describe recent portfolio activity.

•

In agricultural equities, the Fund reduced its exposure to fertilizer and agriculture equipment companies. Within precious metals, the Fund reduced exposure to some higher-cost gold holdings, including the sale of Detour Gold Corp., while adding to gold royalty exposure. In energy equities, the Fund rotated exposure toward integrated energy companies. In mining equities, the Fund purchased Trevali Mining Corp. (a zinc-focused mining company) and reduced its underweight to coal stocks.

•

In the final month of the period, the Dow Jones-UBS Commodity Index Total ReturnSM rebalanced. Accordingly, the futures portion of the Fund (the commodity-linked derivatives strategy), which represents roughly 50% of net assets, rebalanced in line with the index. The commodity-related equity portion of the Fund rebalanced back to its target sector weights: 22.5% in energy, 11.5% in metals and mining, 9.0% in agriculture and 7.0% in precious metals.

•

Also during the period, the Fund maintained a position in cash and cash equivalents, predominantly comprised of US Treasury bills, as collateral against the Fund’s exposure to commodity-linked notes. The Fund’s cash balance did not have a material impact on performance.

Describe portfolio positioning at period end.

•

The Fund ended the period with approximately 50% of net assets allocated to the commodity-related equity strategy and 50% allocated to the commodity-linked derivatives strategy (including collateral held against the commodity-linked note exposure). Aggregating both strategies, the Fund was overweight relative to the benchmark index in energy and industrial metals and underweight in agriculture and precious metals.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

International Bank for Reconstruction & Development 3-month LIBOR, 8/15/14-CLN	6%
Canadian Imperial Bank of Commerce 3-month LIBOR, 2/27/15-CLN	5
Royal Dutch Shell PLC, B Shares	4
JPMorgan Chase Bank, N.A. 3-month LIBOR, 8/08/14-CLN	4
UBS AG 3-month LIBOR, 8/01/14-CLN	4
Exxon Mobil Corp.	4
Chevron Corp.	4
BP PLC	2
ConocoPhillips	2
BHP Billiton PLC	2

Portfolio Composition	Percent of Long-Term Investments

Common Stocks	74%
Commodity-Linked Notes	26

4	BLACKROCK FUNDS	JANUARY 31, 2014

BlackRock Commodity Strategies Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund utilizes two strategies and under normal circumstances expects to invest approximately 50% of its total assets in each strategy; provided, however, that from time to time, Fund management may alter the weightings if it deems it prudent to do so based on market conditions, trends or movements or other similar factors.

[3]	An unmanaged commodity index currently composed of futures contracts on 20 physical commodities, and assumes that the futures positions are fully collateralized.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2014
		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	0.33%	(10.85)%	N/A	(2.39)%	N/A
Investor A	0.11	(11.07)	(15.74)%	(2.59)	(4.82)%
Investor C	(0.22)	(11.77)	(12.65)	(3.36)	(3.36)
Dow Jones-UBS Commodity Index Total ReturnSM	0.00	(11.38)	N/A	(4.41)	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on October 3, 2011.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,003.30	$6.51	$1,000.00	$1,018.70	$6.56	1.29%
Investor A	$1,000.00	$1,001.10	$7.57	$1,000.00	$1,017.64	$7.63	1.50%
Investor C	$1,000.00	$997.80	$11.33	$1,000.00	$1,013.86	$11.42	2.25%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2014	5

Fund Summary as of January 31, 2014	BlackRock Global Long/Short Credit Fund

Investment Objective

BlackRock Global Long/Short Credit Fund’s (the “Fund”) investment objective is to seek absolute total returns over a complete market cycle.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2014, the Fund outperformed its benchmark, the BofA Merrill Lynch 3-Month US Treasury Bill Index.

What factors influenced performance?

•

The Fund’s net long position in credit (i.e., total long positions minus total short positions) drove positive results as risk assets rallied for the majority of the period despite elevated volatility at times. The summer months, which typically exhibit less liquidity in fixed income markets, gave way to a robust fourth quarter, and while the beginning of 2014 was rocky for risk assets, the Fund performed in line with expectations. The strongest performance in the Fund came from positioning in European financials across the capital structure – from covered bonds to subordinated debt – as the sector benefited from a number of catalysts. A long/short trade in covered bonds and senior unsecured debt of Spanish banks was also positive. Long positions in European and US high yield issuers performed well, with security selection of particular importance given the low level of yields and spreads in the market.

•

Also contributing positively were trading strategies in UK pub (bar/ tavern) issuers and Italian telecommunications issuers, as well as US communications and consumer-driven issuers. Aviation-related trading added to returns as the Fund was well-positioned for the merger of American Airlines and US Airways in the fourth quarter of 2013. In investment grade credit, exposure to industrial issuers added to returns, especially from securities purchased in the new-issue market. Exposure to longer-dated debt of US communications company Verizon Communications, Inc. generated strong outperformance for the period. Long/short trading in US credits contributed positively to Fund returns, with particularly strong results from a relative value trade between US and European financials.

•

As credit sectors broadly rallied during the period, the Fund’s hedges against its long European credit positions had a negative impact on performance. Equity index put options and index short positions also detracted from returns. Additionally, short positions in select European sovereigns weighed on results.

•

As part of its investment strategy, the Fund uses derivatives to hedge against duration (sensitivity to interest rate movements) and currency risk. The Fund may also employ credit derivatives in order to express a positive or negative view on a particular issuer or sector, or to hedge or manage overall credit risk. During the period, the Fund’s derivative holdings had a net negative impact on performance.

Describe recent portfolio activity.

•

During the six-month period, the Fund tactically increased and decreased risk in response to market conditions. The Fund took advantage of a robust new-issue market in investment grade and high yield corporate credit. The Fund also purchased convertible bonds where attractive entry points were presented. The Fund added exposure to bank loans, both leveraged loans and collateralized loan obligations, seeking higher quality issues in terms of loan structure, credit quality, liquidity and diversification. In addition, the Fund tactically traded aviation-related debt from foreign and domestic airlines and positioned around a merger between two large US airlines.

•

In investment grade credit, the Fund traded with light exposure in the US. In Europe, the Fund gradually reduced exposure to areas with limited further upside in non-financial sectors in favor of financials, namely subordinated bank debt, given the potential for outperformance in these assets should the European Central Bank’s comprehensive assessment of the banking system have a positive outcome. Within sovereign debt, the Fund held large short positions at the beginning of the period; however, these positions were reduced toward the end of 2013 following the underperformance of peripheral sovereign bonds. Most recently, following a period of weakness in global risk assets, the Fund took the opportunity to increase risk in Europe by purchasing attractive non-financial investment grade credits and taking a long position on the main European credit index.

•

The Fund’s cash exposure had no material impact on performance as the Fund can express long and short positions via the credit default swap market, which does not require a cash outlay like that of traditional cash bonds.

Describe portfolio positioning at period end.

•

As of period end, the Fund maintained an allocation to European bank debt given expectations that the European Central Bank’s comprehensive assessment of the banking system will have a positive outcome. The Fund also maintained allocations to higher-quality high yield bonds and bank loans. The Fund held short positions in sovereign debt as a hedge against local risks in non-US assets.

•

The Fund ended the period with a net long credit position in Europe at 41% of net assets, 19% in the US and 60% overall given a positive environment for credit sectors. The Fund remained positioned to be nimble and tactical to take advantage of long and short opportunities as they arise.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JANUARY 31, 2014

BlackRock Global Long/Short Credit Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets.

[3]	An unmanaged index that tracks 3-month US Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2014
				Average Annual Total Returns[5]
				1 Year		Since Inception[6]
	Standardized 30-Day Yield	Unsubsidized 30-Day Yield	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	1.64%	1.62%	2.26%	3.06%	N/A	4.83%	N/A
Investor A	1.29	1.27	2.12	2.71	(1.40)%	4.58	2.77%
Investor C	0.63	0.60	1.75	1.98	0.98	3.83	3.83
BofA Merrill Lynch 3-Month US Treasury Bill Index	—	—	0.03	0.08	N/A	0.08	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on September 30, 2011.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual				Hypothetical[9]
			Including Interest Expense	Excluding Interest Expense		Including Interest Expense		Excluding Interest Expense
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[7]	Expenses Paid During the Period[8]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[7]	Ending Account Value January 31, 2014	Expenses Paid During the Period[8]
Institutional	$1,000.00	$1,022.60	$7.49	5.15	$1,000.00	$1,017.80	$7.48	$1,020.11	$5.14
Investor A	$1,000.00	$1,021.20	$8.92	6.57	$1,000.00	$1,016.38	$8.89	$1,018.70	$6.56
Investor C	$1,000.00	$1,017.50	$12.56	10.22	$1,000.00	$1,012.75	$12.53	$1,015.07	$10.21

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.47% for Institutional, 1.75% for Investor A and 2.47% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[8]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.01% for Institutional, 1.29% for Investor A and 2.01% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[9]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2014	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% for BlackRock Commodity Strategies Fund and 4.00% for BlackRock Global Long/Short Credit Fund. These shares are subject to a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 5 of the Notes to Financial Statements for additional information on waivers and reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waiver and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2013 and held through January 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	BLACKROCK FUNDS	JANUARY 31, 2014

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, options and swaps, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BlackRock Global Long/Short Credit Fund’s Portfolio Information

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
United States	27%	15%	42%
United Kingdom	8	—	8
Italy	8	2	10
Netherlands	7	—	7
Spain	7	3	10
Cayman Islands	4	—	4
Luxembourg	3	—	3
France	3	—	3
Ireland	2	—	2
Germany	2	—	2
Denmark	2	—	2
Other[2]	7	—	7
Total	80%	20%	100%

[1]	Total investments include the gross market values of long and short positions and exclude short-term securities.

[2]	Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.

Credit Quality Allocation[3]	Percent of Long-Term Investments
AAA/Aaa[4]	2%
AA/Aa	2
A	11
BBB/Baa	34
BB/Ba	21
B	14
CCC/Caa	3
Not Rated	13

[3]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings

[4]	Includes US Treasury Obligations that are deemed AAA/Aaa by the investment advisor.

BLACKROCK FUNDS	JANUARY 31, 2014	9

Consolidated Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets

Commodity-Linked Notes		Par (000)	Value
Canadian Imperial Bank of Commerce 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM , multiplied by 3), 2/27/15	USD	13,000	$13,000,000
International Bank for Reconstruction & Development 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index 4 Month Forward Total ReturnSM , multiplied by 3), 8/15/14		14,000	13,967,667
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index 4 Month Forward Total ReturnSM ,multiplied by 3), 3/10/14		5,000	3,247,500
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM , multiplied by 3), 2/06/14		5,000	5,000,000
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM , multiplied by 3), 8/08/14		10,500	10,692,150
Swedish Export Credit Corp. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index 4 Month Forward Total ReturnSM ,multiplied by 3), 5/29/14		6,000	5,130,924
UBS AG 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM ,multiplied by 3), 1/05/15		5,000	5,125,270
UBS AG 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM ,multiplied by 3), 8/01/14		10,000	10,150,945
Total Commodity-Linked Notes — 16.2%			66,314,456

Common Stocks		Shares
Biotechnology — 0.2%
Genus PLC		28,650	617,487
Chemicals — 2.7%
Agrinos AS (a)		70,000	71,367
Agrium, Inc.		10,000	871,000
American Vanguard Corp.		4,300	99,932
CF Industries Holdings, Inc.		1,000	230,860
Johnson Matthey PLC		7,605	403,116
Monsanto Co.		25,000	2,663,750
The Mosaic Co.		43,500	1,942,710
Potash Corp. of Saskatchewan, Inc.		47,000	1,472,040
Syngenta AG, Registered Shares		5,300	1,873,720
Umicore		3,000	128,279
Uralkali OJSC — GDR, Registered Shares		44,000	1,068,804
Yara International ASA		5,000	206,488

			11,032,066

Common Stocks	Shares	Value
Energy Equipment & Services — 1.8%
Cameron International Corp. (a)	23,250	$1,394,303
Halliburton Co.	39,000	1,911,390
Schlumberger Ltd.	45,308	3,967,622

		7,273,315
Food & Staples Retailing — 0.3%
The Andersons, Inc.	9,000	744,660
Total Produce PLC	380,000	456,133

		1,200,793
Food Products — 4.6%
Adecoagro SA (a)	63,750	478,763
Archer-Daniels-Midland Co.	75,500	2,980,740
BRF-Brasil Foods SA — ADR	130,000	2,298,400
Bunge Ltd.	34,000	2,575,840
China Agri-Industries Holdings Ltd.	709,800	315,349
Darling International, Inc. (a)(b)	20,000	391,200
Devro PLC	20,000	101,790
First Resources Ltd.	435,000	678,690
Glanbia PLC	50,000	726,954
GrainCorp Ltd., Class A	35,764	237,624
Hormel Foods Corp.	5,000	227,200
Ingredion, Inc.	15,000	934,500
Kernel Holding SA (a)	8,000	96,448
New Britain Palm Oil Ltd.	30,200	167,554
Origin Enterprises PLC (a)	63,424	577,398
Pilgrim’s Pride Corp.	25,500	426,615
SunOpta, Inc. (a)	65,000	607,750
Tate & Lyle PLC	17,000	211,423
Tyson Foods, Inc., Class A	84,000	3,141,600
Wilmar International Ltd.	664,000	1,621,409

		18,797,247
Machinery — 0.7%
AGCO Corp.	6,000	319,979
Deere & Co.	9,000	773,640
Kubota Corp.	115,000	1,769,997

		2,863,616
Metals & Mining — 14.3%
African Rainbow Minerals Ltd.	51,190	1,011,749
Agnico-Eagle Mines Ltd.	24,200	753,106
Alamos Gold, Inc.	66,180	607,281
Anglo American PLC	47,766	1,126,274
AngloGold Ashanti Ltd.	67,465	982,532
Antofagasta PLC	60,000	834,199
B2Gold Corp. (a)(b)	84,644	199,878
Barrick Gold Corp.	69,726	1,343,497
Beadell Resources Ltd. (a)	622,037	383,010
BHP Billiton PLC	187,212	5,511,258
Eldorado Gold Corp.	203,926	1,296,338
First Quantum Minerals Ltd.	123,825	2,215,786

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR            American Depositary Receipts

AKA            Also Known As

AUD            Australian Dollar

CHF            Swiss Franc

CLO            Collateralized Loan Obligation

ETF             Exchange Traded Fund

EUR            Euro

EURIBOR     Euro Interbank Offered Rate

FKA            Formerly Known As

GBP British Pound GDR Global Depositary Receipts LIBOR London Interbank Offered Rate PIK Payment-in-kind REIT Real Estate Investment Trust SEK Swedish Krona USD US Dollar ZAK South African Rand

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining (concluded)
Fortescue Metals Group Ltd.	430,604	$1,997,338
Franco-Nevada Corp.	34,864	1,691,941
Freeport-McMoRan Copper & Gold, Inc.	65,302	2,116,438
Fresnillo PLC	119,444	1,491,769
Glencore Xstrata PLC	689,692	3,636,379
Goldcorp, Inc.	147,986	3,692,508
Harmony Gold Mining Co. Ltd.	70,024	200,163
IAMGOLD Corp.	32,939	120,961
Iluka Resources Ltd.	72,866	556,277
Industrias Penoles SAB de CV	23,258	541,104
Kenmare Resources PLC (a)	831,782	239,289
Kinross Gold Corp.	69,062	316,864
Kumba Iron Ore Ltd.	6,425	261,147
London Mining PLC (a)	116,978	179,590
Lonmin PLC	100,000	502,395
Lundin Mining Corp. (a)	375,000	1,639,731
MAG Silver Corp. (a)	20,000	122,828
Mineral Deposits Ltd. (a)	119,541	233,295
Nevsun Resources Ltd.	248,000	910,725
New Gold, Inc. (a)	134,059	769,147
Newcrest Mining Ltd.	56,619	467,005
Newmont Mining Corp.	12,000	259,200
Petra Diamonds Ltd. (a)	55,000	124,683
Platinum Group Metals Ltd. (a)(b)	250,000	294,052
Polymetal International PLC	29,854	280,940
Polyus Gold International Ltd.	119,567	364,951
Randgold Resources Ltd. — ADR	39,485	2,720,517
Rio Tinto PLC	65,371	3,476,979
Romarco Minerals, Inc. (a)	281,341	133,882
Royal Gold, Inc.	15,013	839,827
Silver Wheaton Corp.	58,281	1,265,829
Sirius Resources NL	128,340	244,876
Sociedad Minera Cerro Verde SAA	25,787	569,893
Southern Copper Corp.	46,000	1,287,080
Tahoe Resources, Inc. (a)	33,004	586,145
Teck Resources Ltd., Class B	77,307	1,860,227
Trevali Mining Corp. (a)	800,000	739,843
Vale SA — ADR, Preference Shares	236,053	2,898,731
Vedanta Resources PLC	60,132	794,883
Volcan Cia Minera SAA, Class B	684,861	276,564
Western Areas Ltd.	143,917	333,898
Yamana Gold, Inc.	114,285	1,070,251
Zhaojin Mining Industry Co. Ltd., H Shares (b)	147,500	86,066

		58,461,119
Oil, Gas & Consumable Fuels — 20.8%
Anadarko Petroleum Corp.	50,613	4,083,963
BG Group PLC	190,400	3,200,231
BP PLC	758,300	5,942,841
Cairn Energy PLC (a)	252,900	896,859
Cameco Corp.	34,458	732,319
Caracal Energy, Inc. (a)	159,916	1,147,496
Chevron Corp.	80,750	9,014,123
China Shenhua Energy Co. Ltd., H Shares	345,000	885,525
Cimarex Energy Co.	14,000	1,371,720
ConocoPhillips	87,750	5,699,363
CONSOL Energy, Inc.	43,828	1,636,976
Cosan Ltd., Class A	17,300	199,988
Devon Energy Corp.	31,300	1,853,586
Enbridge, Inc.	26,800	1,125,179
ENI SpA	79,716	1,810,255
EOG Resources, Inc.	19,500	3,222,180
EQT Corp.	18,600	1,726,266
Exxon Mobil Corp.	100,232	9,237,381
Imperial Oil Ltd.	22,000	899,753
Kosmos Energy Ltd.	86,121	890,491

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Noble Energy, Inc.	62,100	$3,870,693
Oil Search Ltd.	254,150	1,785,582
Phillips 66	24,769	1,810,366
Range Resources Corp.	33,650	2,900,293
Royal Dutch Shell PLC, B Shares	310,600	11,360,865
Scorpio Tankers, Inc.	300	3,000
Statoil ASA	117,500	2,784,829
Suncor Energy, Inc.	59,300	1,948,181
TransCanada Corp.	66,700	2,899,766

		84,940,070
Paper & Forest Products — 0.2%
Canfor Corp.	21,000	480,619
Louisiana-Pacific Corp.	27,000	473,310

		953,929
Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co.	31,000	926,280
Total Common Stocks — 45.8%		187,065,922
Total Long-Term Investments (Cost — $262,658,657) — 62.0%		253,380,378

	Shares / Beneficial Interest (000)
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	15,606,778	15,606,778
BlackRock Liquidity Series, LLC, Money Market Series, 0.14% (c)(d)(e)	$720,425	720,425

		16,327,203

	Par (000)
U.S. Treasury Bills — 33.3%
0.01%, 2/06/14 (f)	101,000	100,999,830
0.09%, 5/15/14 (f)	7,000	6,999,363
0.09%, 6/05/14 (f)	10,000	9,998,810
0.08%, 6/12/14 (f)	18,000	17,994,652

		135,992,655
Total Short-Term Securities (Cost — $152,316,928) — 37.3%		152,319,858
Total Investments (Cost — $414,975,585) — 99.3%		405,700,236
Other Assets Less Liabilities — 0.7%		2,814,184

Net Assets — 100.0%		$408,514,420

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2013	Net Activity	Shares/Beneficial Interest Held at January 31, 2014	Value at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,958,082	(351,304)	15,606,778	$15,606,778	$2,783
BlackRock Liquidity Series, LLC Money Market Series	—	$720,425	$720,425	$720,425	$2,919

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(f)	Rate shown reflects the discount rate at the time of purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	91,336	USD	124,344	Citibank N.A.	2/03/14	$(1,159)
EUR	46,809	USD	63,726	Citibank N.A.	2/03/14	(594)
USD	249,425	AUD	285,038	HSBC Bank PLC	2/03/14	(26)
USD	19,184	GBP	11,635	Goldman Sachs International	2/03/14	57
USD	140,452	GBP	85,184	Goldman Sachs International	2/03/14	417
USD	14,845	GBP	9,013	UBS AG	2/04/14	—
USD	494,675	GBP	300,349	UBS AG	2/04/14	—
ZAR	2,707,128	USD	242,502	Deutsche Bank AG	2/06/14	1,131
Total						$(174)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity-Linked Notes	—	—	$66,314,456	$66,314,456
Common Stocks:
Biotechnology	—	$617,487	—	617,487
Chemicals	$8,420,463	2,611,603	—	11,032,066
Energy Equipment & Services	7,273,315	—	—	7,273,315
Food & Staples Retailing	1,200,793	—	—	1,200,793
Food Products	15,636,304	3,160,943	—	18,797,247
Machinery	1,093,619	1,769,997	—	2,863,616
Metals & Mining	33,612,758	24,848,361	—	58,461,119
Oil, Gas & Consumable Fuels	56,273,083	28,666,987	—	84,940,070
Paper & Forest Products	953,929	—	—	953,929
Real Estate Investment Trusts (REITs)	926,280	—	—	926,280
Short-Term Securities:
Money Market Funds	15,606,778	720,425	—	16,327,203
U.S. Treasury Bills	—	135,992,655	—	135,992,655
Total	$140,997,322	$198,388,458	$66,314,456	$405,700,236

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$1,605	—	—	$1,605
Liabilities:
Foreign currency exchange contracts	(1,779)	—	—	(1,779)
Total	$(174)	—	—	$(174)

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,722,844	—	—	$3,722,844
Foreign currency at value	28,025	—	—	28,025
Liabilities:
Collateral on securities loaned at value	—	$(720,425)	—	(720,425)
Total	$3,750,869	$(720,425)	—	$3,030,444

There were no transfers between Level 1 and Level 2 during the six months ended January 31, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	13

Consolidated Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Commodity-Linked Notes
Assets:
Opening Balance, as of July 31, 2013	$58,525,843
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(5,918,972)
Net change in unrealized appreciation/depreciation[1]	5,288,613
Purchases	23,000,000
Sales	(14,581,028)
Closing Balance, as of January 31, 2014	$66,314,456

Net change in unrealized appreciation/depreciation on investments held as of January 31, 2014	$(309,044)

[1]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Cayman Islands — 2.8%
ACAS CLO Ltd.:
Series 2007-1A, Class A1S, 0.45%, 4/20/21 (a)(b)	USD	3,962	$3,908,513
Series 2012-1A, Class D, 5.10%, 9/20/23 (a)(b)		1,685	1,693,425
Series 2013-1A, Class C, 2.99%, 4/20/25 (a)(b)		1,000	975,000
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.89%, 4/15/24 (a)(b)		1,250	1,213,079
ALM V Ltd., Series 2012-5A, Class C, 4.74%, 2/13/23 (a)(b)		500	501,269
ALM VI Ltd.:
Series 2012-6A, Class A2, 2.74%, 6/14/23 (a)(b)		3,930	3,961,001
Series 2012-6A, Class C, 4.99%, 6/14/23 (a)(b)		2,000	2,005,345
ALM VII Ltd., Series 2012-7A, Class C, 4.74%, 10/19/24 (a)(b)		3,675	3,685,290
ALM VII R Ltd., Series 2013-7RA, Class C, 3.71%, 4/24/24 (a)(b)		3,920	3,778,668
ALM VIII Ltd.:
Series 2013-8A, Class A1A, 1.69%, 1/20/26 (a)(b)		5,440	5,426,625
Series 2013-8A, Class B, 2.99%, 1/20/26 (a)(b)		1,520	1,484,132
Series 2013-8A, Class D, 4.74%, 1/20/26 (a)(b)		3,355	3,088,068
Apidos CDO:
Series 2013-16A, Class A1, 1.71%, 1/19/25 (a)(b)		4,985	4,950,105
Series 2013-16A, Class B, 3.06%, 1/19/25 (a)(b)		3,625	3,561,563
Apidos CLO XII, Series 2013-12A, Class D, 3.29%, 4/15/25 (a)(b)		1,500	1,411,614
Ares XXV CLO Ltd., Series 2012-3X, Class C, 3.39%, 1/17/24 (b)		1,300	1,292,463
Atlas Senior Loan Fund Ltd., Series 2013-2A, Class A3L, 2.94%, 2/17/26 (a)(b)		3,800	3,648,000
Babson CLO Ltd.:
Series 2012-2A, Class C, 4.49%, 5/15/23 (a)(b)		1,285	1,287,106
Series 2013-IIA, Class B1, 2.93%, 1/18/25 (a)(b)		2,500	2,438,116
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.59%, 10/22/25 (a)(b)		1,750	1,652,525
Benefit Street Partners CLO Ltd.:
Series 2012-IA, Class C, 4.74%, 10/15/23 (a)(b)		500	501,332
Series 2013-IIIA, Class C, 3.49%, 1/20/26 (a)(b)		2,100	1,970,946
Carlyle Global Market Strategies CLO Ltd.:
Series 2011-1A, Class E, 5.69%, 8/10/21 (a)(b)		4,600	4,542,161
Series 2012-2A, Class D, 4.94%, 7/20/23 (a)(b)		5,000	5,022,240
Chatham Light CLO Ltd., Series 2005-2A, Class B, 0.94%, 8/03/19 (a)(b)		4,250	4,125,561
CIFC Funding Ltd.:
Series 2012-1A, Class B1L, 5.51%, 8/14/24 (a)(b)		500	502,500
Series 2013-3A, Class C, 3.51%, 10/24/25 (a)(b)		2,000	1,912,680
ECP CLO Ltd.:
Series 2008-1A, Class A2, 3.24%, 3/17/22 (a)(b)		3,250	3,250,000
Series 2013-5A, Class C, 3.74%, 1/20/25 (a)(b)		1,750	1,684,159

Asset-Backed Securities	Par (000)		Value
Cayman Islands (concluded)
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.89%, 3/21/24 (a)(b)	USD	500	$486,432
Flatiron CLO Ltd.:
Series 2012-1A, Class C, 4.74%, 10/25/24 (a)(b)		625	633,869
Series 2013-1A, Class A1, 1.69%, 1/17/26 (a)(b)		3,205	3,187,978
Series 2013-1A, Class C, 3.89%, 1/17/26 (a)(b)		3,000	2,877,737
Galaxy XII CLO Ltd., Series 2012-12A, Class B, 2.84%, 5/19/23 (a)(b)		1,895	1,897,369
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.84%, 4/15/25 (a)(b)		1,000	962,989
ING IM CLO Ltd., Series 2012-3A, Class D, 4.99%, 10/15/22 (a)(b)		2,321	2,328,105
ING Investment Management Co., Series 2013-3A, Class B, 2.94%, 1/18/26 (a)(b)		2,520	2,472,841
Jamestown CLO I Ltd., Series 2012-1A, Class A1, 1.67%, 11/05/24 (a)(b)		1,750	1,731,415
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.39%, 7/15/25 (a)(b)		1,640	1,606,784
Madison Park Funding XI Ltd., Series 2013-11A, Class C, 3.01%, 10/23/25 (a)(b)		2,680	2,640,380
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 1.40%, 7/22/24 (a)(b)		2,320	2,270,574
Neuberger Berman CLO Ltd., Series 2012-12A, Class D, 5.74%, 7/25/23 (a)(b)		2,000	1,999,969
North End CLO Ltd., Series 2013-1A, Class D, 3.74%, 7/17/25 (a)(b)		750	724,143
Oaktree CLO Ltd., Series 2014-1A, Class A2A, 2.29%, 2/13/25 (a)(b)		5,470	5,389,919
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.42%, 10/25/25 (a)(b)		1,000	951,023
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 3.94%, 12/16/24 (a)(b)		2,250	2,194,758
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.74%, 5/15/23 (a)(b)		3,200	3,208,647
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.66%, 11/20/23 (a)(b)		3,350	3,334,075
OZLM Funding III Ltd., Series 2013-3A, Class A1, 1.57%, 1/22/25 (a)(b)		725	717,714
OZLM Funding Ltd., Series 2013-4A, Class C, 3.44%, 7/22/25 (a)(b)		1,000	951,846
Race Point CLO Ltd., Series 2012-7A, Class A, 1.66%, 11/08/24 (a)(b)		1,750	1,743,128
Race Point V CLO Ltd., Series 2011-5A, Class B, 2.74%, 12/15/22 (a)(b)		4,300	4,302,367
Sudbury Mill CLO Ltd., Series 2013-1A, Class C, 3.24%, 1/17/26 (a)(b)		2,500	2,461,019
Symphony CLO VIII LP, Series 2012-8A, Class B, 2.74%, 1/09/23 (a)(b)		4,050	4,050,000
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.24%, 1/17/25 (a)(b)		1,750	1,724,497
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.77%, 7/15/25 (a)(b)		1,000	969,524
Waterfront CLO Ltd., Series 2007-1A, Class B, 1.19%, 8/02/20 (a)(b)		3,500	3,318,343
West CLO Ltd., Series 2013-1A, Class B, 3.14%, 11/07/25 (a)(b)		2,250	2,201,498

			138,812,429
Italy — 0.2%
Berica PMI Srl, Series 2013-1, Class A1X, 2.63%, 5/31/57	EUR	8,414	11,498,045

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	15

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Netherlands — 0.9%
North Westerly CLO BV, Series IV-X, Class A-1, 1.00%, 1/15/26	EUR	31,266	$41,418,801
United States — 0.1%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)	USD	4,673	4,765,904
Total Asset-Backed Securities — 4.0%			196,495,179

Common Stocks		Shares
Australia — 0.1%
Fortescue Metals Group Ltd.		1,200,000	5,597,466
Ireland — 0.1%
Smurfit Kappa Group PLC		211,800	4,950,427
Netherlands — 0.1%
NXP Semiconductor NV		125,135	6,050,277
United Kingdom — 0.0%
International Consolidated Airlines Group (c)		50,585	346,514
United States — 0.5%
Apple, Inc.		19,321	9,672,093
Atmel Corp. (c)		64,445	538,760
CSX Corp.		56,450	1,519,069
Deere & Co.		8,650	743,554
EMC Corp.		290,128	7,032,703
Oracle Corp.		33,535	1,237,441
The Western Union Co.		147,505	2,271,577

			23,015,197
Total Common Stocks — 0.8%			39,959,881

Corporate Bonds		Par (000)
Australia — 0.6%
Virgin Australia Trust:
Series 2013-1, Class B, 6.00%, 4/23/22 (a)	USD	5,030	5,243,775
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		11,620	11,910,500
Series 2013-1, Class D, 8.50%, 10/23/16 (a)		10,730	10,935,707

			28,089,982
Belgium — 0.2%
Anheuser-Busch InBev NV, 4.00%, 9/24/25	GBP	5,790	9,760,698
Bermuda — 0.2%
Aircastle Ltd.:
6.25%, 12/01/19	USD	2,455	2,642,194
7.63%, 4/15/20		1,000	1,132,500
Digicel Ltd., 6.00%, 4/15/21 (a)		4,175	4,049,750
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19 (a)		682	686,329

			8,510,773
Canada — 0.7%
Air Canada, 6.75%, 10/01/19 (a)		8,000	8,540,000
Air Canada Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 11/15/22 (a)		2,000	2,000,000
Series 2013-1, Class C, 6.63%, 5/15/18 (a)		3,045	3,077,581

Corporate Bonds	Par (000)		Value
Canada (concluded)
Barrick Gold Corp.:
3.85%, 4/01/22	USD	1,599	$1,492,700
4.10%, 5/01/23		11,666	10,768,966
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)		1,882	1,947,870
Valeant Pharmaceuticals International, 6.75%, 8/15/18 (a)		5,594	6,132,423

			33,959,540
Cayman Islands — 0.6%
Punch Taverns Finance B Ltd.:
Series A3, 7.37%, 6/30/22	GBP	1,023	1,766,013
Series A6, 5.94%, 12/30/24		3,963	6,286,755
Series A7, 4.77%, 6/30/33		4,027	6,255,847
Seagate HDD Cayman, 3.75%, 11/15/18 (a)	USD	10,050	10,251,000
Transocean, Inc.:
6.50%, 11/15/20		300	340,653
6.38%, 12/15/21		850	947,593
Wynn Macau Ltd., 5.25%, 10/15/21 (a)		3,555	3,555,000

			29,402,861
Czech Republic — 0.0%
RPG Byty Sro, 6.75%, 5/01/20	EUR	811	1,113,163
Czechoslovakia — 0.1%
CE Energy AS, 7.00%, 2/01/21		5,565	7,505,563
Denmark — 0.6%
Allianz SE, 5.05%, 10/24/70		7,000	9,728,839
Deutsche Pfandbriefbank AG, 2.96%, 9/11/17		13,550	18,649,000

			28,377,839
Finland — 0.2%
Citycon Oyj, 3.75%, 6/24/20		6,380	8,917,974
France — 2.0%
Autoroutes du Sud de la France SA, 2.95%, 1/17/24		20,200	27,595,360
BPCE SA, 5.15%, 7/21/24 (a)	USD	16,209	15,931,664
Electricite de France:
2.75%, 3/10/23	EUR	800	1,103,136
6.00%, 1/22/99 (a)	USD	15,000	15,064,455
Eutelsat SA, 3.13%, 10/10/22	EUR	1,100	1,505,192
Gecina SA, 2.88%, 5/30/23		2,200	2,921,928
Imerys SA, 2.50%, 11/26/20		6,200	8,473,710
Plastic Omnium SA, 2.88%, 5/29/20		13,300	17,918,631
Societe Des Autoroutes Paris-Rhin-Rhone, 2.25%, 1/16/20		5,300	7,249,659

			97,763,735
Germany — 2.0%
Bayerische Landesbank, 4.50%, 2/07/19 (b)		3,950	5,078,077
Commerzbank AG:
3.63%, 7/10/17		4,490	6,516,359
7.75%, 3/16/21		14,400	22,140,401
8.13%, 9/19/23 (a)	USD	7,614	8,356,365
FTE Verwaltungs GmbH, 9.00%, 7/15/20	EUR	4,980	7,421,809
HSH Nordbank AG:
1.02%, 2/14/17 (b)		5,423	5,591,589
1.06%, 2/14/17 (b)		9,248	9,523,027
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)		1,100	1,740,271
ThyssenKrupp AG, 4.00%, 8/27/18		3,200	4,510,082
Volkswagen Leasing GmbH, 2.63%, 1/15/24		19,895	27,063,318

			97,941,298

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Guernsey — 0.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, 5.25%, 5/30/23 (a)	USD	8,700	$8,917,500
Ireland — 1.6%
AIB Mortgage Bank:
4.88%, 6/29/17	EUR	5,586	8,326,587
2.63%, 7/28/17		1,390	1,931,921
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19 (a)	USD	2,649	2,678,801
Bank of Ireland, 3.25%, 1/15/19	EUR	22,987	31,398,050
Bank of Ireland Mortgage Bank, 3.63%, 10/02/20		2,750	3,995,024
Cloverie PLC for Zurich Insurance Co. Ltd., 7.50%, 7/24/39 (b)		7,150	11,763,937
CRH Finance Ltd., 3.13%, 4/03/23		2,675	3,687,744
DEPFA Bank PLC, 0.98%, 12/15/15 (b)		14,007	17,380,053

			81,162,117
Italy — 5.9%
A2A SpA, 4.38%, 1/10/21		6,050	8,874,096
ACEA SpA, 3.75%, 9/12/18		6,300	9,090,200
Assicurazioni Generali SpA, 2.88%, 1/14/20		6,965	9,540,298
Astaldi SpA, 7.13%, 12/01/20		3,480	4,904,714
Banca Monte dei Paschi di Siena SpA, 4.88%, 9/15/16		5,122	7,316,823
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18		12,100	16,761,629
Credito Emiliano SpA, 3.25%, 7/09/20		3,560	5,027,049
Gtech SpA, 3.50%, 3/05/20		1,000	1,426,219
Intesa Sanpaolo SpA:
3.00%, 1/28/19		19,120	26,070,092
5.25%, 1/12/24	USD	20,000	20,253,140
3.25%, 2/10/26	EUR	10,400	14,153,089
IVS F. SpA, 7.13%, 4/01/20		4,211	5,949,184
Mediaset SpA, 5.13%, 1/24/19		7,085	9,959,325
Mediobanca SpA, 3.63%, 10/17/23		11,905	16,904,474
Snai SpA, 7.63%, 6/15/18		2,475	3,379,779
Telecom Italia SpA:
6.38%, 6/24/19	GBP	6,600	11,504,786
4.50%, 1/25/21	EUR	14,755	19,935,459
5.88%, 5/19/23	GBP	5,650	9,175,830
UniCredit SpA:
3.25%, 1/14/21	EUR	22,694	30,584,638
6.95%, 10/31/22		2,920	4,328,508
5.90%, 10/28/25 (b)		23,290	32,549,145
Unione di Banche Italiane SCPA:
3.25%, 10/14/20		7,715	10,847,824
3.13%, 2/05/24		9,530	12,846,638

			291,382,939
Jersey — 0.6%
AA Bond Co. Ltd.:
9.50%, 7/31/19	GBP	2,430	4,403,130
6.27%, 7/31/25		7,055	13,052,872
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	3,570	4,907,047
Enterprise Funding Ltd., 3.50%, 9/10/20 (d)	GBP	3,000	5,656,656

			28,019,705
Luxembourg — 2.8%
Aguila 3 SA, 7.88%, 1/31/18 (a)	USD	3,310	3,512,737
Altice Financing SA, 6.50%, 1/15/22 (a)		6,075	6,166,125
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II IS, 6.00%, 6/15/17 (a)		4,565	4,679,125
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (e)	EUR	605	807,809

Corporate Bonds	Par (000)		Value
Luxembourg (concluded)
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	5,190	$7,122,294
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		4,456	6,385,461
GCS Holdco Finance I SA, 6.50%, 11/15/18		1,830	2,563,777
GELF Bond Issuer I SA, 3.13%, 4/03/18		5,170	7,240,580
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		8,770	12,907,495
Magnolia BC SA, 9.00%, 8/01/20		2,829	3,987,576
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		3,934	5,595,093
Telecom Italia Capital SA:
6.38%, 11/15/33		6,733	6,312,187
6.00%, 9/30/34		5,657	5,105,443
7.72%, 6/04/38		3,875	3,991,250
Telecom Italia Finance SA:
6.13%, 11/15/16 (d)	EUR	33,600	51,719,846
7.75%, 1/24/33		6,360	9,672,227
Tyco Electronics Group SA, 2.38%, 12/17/18	USD	1,585	1,579,055

			139,348,080
Mexico — 0.3%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 1/30/24 (a)(b)		13,740	13,963,275
Petroleos Mexicanos, 4.88%, 1/18/24 (a)		1,303	1,296,800

			15,260,075
Netherlands — 5.5%
ABN AMRO Bank NV:
6.38%, 4/27/21	EUR	3,660	5,776,161
7.13%, 7/06/22		7,000	11,522,616
Achmea BV:
2.50%, 11/19/20		8,765	11,984,425
6.00%, 4/04/43 (b)		5,318	7,834,498
Adria Bidco BV, 7.88%, 11/15/20		2,455	3,327,635
Allianz Finance II BV, 5.75%, 7/08/41 (b)		5,300	8,224,439
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
4.00%, 1/11/22		4,520	6,800,879
3.88%, 7/25/23		12,270	17,120,344
EDP Finance BV, 5.25%, 1/14/21 (a)	USD	8,840	9,005,750
Enel Finance International NV, 4.88%, 4/17/23	EUR	616	928,437
Fresenius Finance BV, 3.00%, 2/01/21		17,980	24,187,944
ING Bank NV:
6.13%, 5/29/23 (b)		10,000	15,038,101
5.80%, 9/25/23 (a)	USD	8,160	8,542,157
3.50%, 11/21/23 (b)	EUR	6,291	8,556,846
4.13%, 11/21/23 (b)	USD	522	519,390
IVG Finance BV, 1.75%, 3/29/17 (d)	EUR	3,500	3,701,328
LYB International Finance BV, 4.00%, 7/15/23	USD	565	570,051
Madrilena Red de Gas Finance BV, 3.78%, 9/11/18	EUR	5,060	7,257,075
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (a)	USD	8,916	8,916,000
Repsol International Finance BV, 3.63%, 10/07/21	EUR	11,100	15,614,524
TMF Group Holding BV, 9.88%, 12/01/19		2,510	3,739,221
Univeg Holding BV, 7.88%, 11/15/20		7,595	10,243,442
Volkswagen International Finance NV:
5.50%, 11/09/15 (d)		36,100	57,087,127
5.50%, 11/09/15 (a)(d)		4,200	6,511,430
VTR Finance BV, 6.88%, 1/15/24 (a)	USD	4,366	4,371,051
Ziggo BV, 3.63%, 3/27/20	EUR	9,385	12,803,826

			270,184,697

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	17

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Poland — 0.2%
Play Finance 1 SA, 6.50%, 8/01/19	USD	5,065	$6,865,365
Play Finance 2 SA, 5.25%, 2/01/19		3,490	4,701,109

			11,566,474
Portugal — 0.5%
Caixa Geral de Depositos SA:
5.63%, 12/04/15		1,600	2,281,355
3.00%, 1/15/19		8,400	11,558,568
Galp Energia SGPS SA, 4.50%, 1/25/19		9,500	13,148,343

			26,988,266
Slovakia — 0.1%
Zapadoslovenska Energetika AS, 2.88%, 10/14/18		2,575	3,555,372
Spain — 4.4%
AyT Cedulas Cajas Global:
4.00%, 3/21/17		5,400	7,744,261
4.25%, 6/14/18		3,500	5,051,268
4.00%, 3/24/21		4,200	5,857,217
3.75%, 12/14/22		1,100	1,483,867
4.25%, 10/25/23		100	138,680
4.75%, 5/25/27		800	1,083,244
AyT Cedulas Cajas IX Fondo de Titulizacion, 3.75%, 3/31/15		2,000	2,770,722
AyT Cedulas Cajas X Fondo de Titulizacion:
0.36%, 6/30/15 (b)		1,100	1,451,908
3.75%, 6/30/25		7,200	9,009,007
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos, 4.75%, 6/15/16		6,000	8,676,998
Banco Mare Nostrum SA, 3.13%, 1/21/19		9,800	13,456,578
Bankia SA, 3.50%, 1/17/19		22,300	29,993,492
Bankinter SA, 3.88%, 10/30/15		1,050	1,483,977
BBVA Senior Finance SAU, 3.75%, 1/17/18		1,700	2,451,673
BPE Financiaciones SA:
2.88%, 5/19/16		16,200	22,152,825
2.50%, 2/01/17		19,300	25,967,132
CaixaBank SA:
4.50%, 11/22/16 (d)		12,000	16,160,227
3.13%, 5/14/18		3,900	5,465,071
Caja Rural de Navarra, Sociedad Cooperativa de Crédito Ltd., 2.88%, 6/11/18		6,000	8,459,114
Cedulas TDA:
4.13%, 11/29/19		3,000	4,295,853
4.25%, 3/28/27		1,400	1,825,693
Cedulas TDA 1 Fondo de Titulizacion de Activos, 0.34%, 4/08/16 (b)		800	1,044,563
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25		9,900	12,848,142
4.25%, 4/10/31		10,100	12,586,007
International Consolidated Airlines Group SA, 1.75%, 5/31/18 (d)		5,000	9,152,337
Kutxabank SA, 3.00%, 2/01/17		1,500	2,124,135
Telefonica Emisiones SAU, 3.19%, 4/27/18		2,500	2,573,335

			215,307,326
Sweden — 0.1%
SAS AB, 7.50%, 4/01/15 (d)	SEK	17,000	2,659,737
Scandinavian Airlines System Denmark-Norway- Sweden:
9.65%, 6/16/14	EUR	500	687,841
10.50%, 6/16/14		1,000	156,426

			3,504,004
Switzerland — 0.3%
Credit Suisse AG, 5.75%, 9/18/25 (b)		8,460	12,106,089
UBS AG, 4.88%, 5/22/23 (b)	USD	3,340	3,319,826

			15,425,915

Corporate Bonds	Par (000)		Value
United Kingdom — 5.8%
Abbey National Treasury Service PLC, 2.00%, 1/14/19	EUR	22,375	$30,456,195
Abbey National Treasury Services PLC, 2.63%, 7/16/20		12,780	17,549,511
Annington Finance No. 4 PLC, 1.49%, 1/10/23 (b)	GBP	1,701	2,774,639
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (e)		1,131	2,268,100
Aviva PLC, 6.13%, 7/05/43 (b)	EUR	5,810	8,766,522
Bakkavor Finance 2 PLC, 8.75%, 6/15/20	GBP	1,468	2,617,163
Barclays Bank PLC:
6.00%, 1/14/21	EUR	7,690	11,932,345
6.63%, 3/30/22		1,180	1,904,631
7.63%, 11/21/22	USD	3,169	3,367,063
BAT International Finance PLC, 4.00%, 9/04/26	GBP	7,375	12,265,603
BUPA Finance PLC, 5.00%, 4/25/23		1,070	1,776,333
Enterprise Inns PLC, 6.50%, 12/06/18		1,000	1,717,874
GKN Holdings PLC, 5.38%, 9/19/22		6,515	11,468,045
Grainger PLC, 5.00%, 12/16/20		8,080	13,614,772
House of Fraser Funding PLC, 8.88%, 8/15/18		1,870	3,327,950
IDH Finance PLC, 6.00%, 12/01/18		4,790	8,031,762
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20		3,520	6,568,631
Lloyds Bank PLC, 6.50%, 3/24/20	EUR	8,469	13,426,926
Ludgate Funding PLC, 6.02%, 1/01/61	GBP	1,190	6,083,906
Marks & Spencer PLC, 4.75%, 6/12/25		1,060	1,755,825
Mondi Finance PLC, 5.75%, 4/03/17	EUR	720	1,094,081
Nationwide Building Society, 4.13%, 3/20/23 (b)		4,049	5,647,008
Phosphorus Holdco PLC, 10.00% (10.00% Cash or 10.50% PIK), 4/01/19 (e)	GBP	6,200	9,835,448
Portman Building Society, 5.25%, 11/23/20 (b)		385	653,060
Priory Group No. 3 PLC, 7.00%, 2/15/18		2,244	3,873,355
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	USD	40,428	40,733,717
Santander UK PLC, 5.00%, 11/07/23 (a)		4,435	4,479,616
Scottish Widows PLC, 5.60%, 6/16/23	EUR	3,145	5,314,178
Together Housing Finance PLC, 4.50%, 12/17/42		940	1,540,907
The Unique Pub Finance Co. PLC:
7.40%, 3/28/24	GBP	2,176	3,541,353
Series 2012-02, Class A4, 5.66%, 6/30/27		11,198	18,432,808
Series 2012-99, Class A3, 6.54%, 3/30/21		3,799	6,556,740
Virgin Media Finance PLC, 7.00%, 4/15/23		1,033	1,749,092
Vougeot Bidco PLC, 7.88%, 7/15/20		6,659	11,715,183
Voyage Care BondCo PLC:
6.50%, 8/01/18		1,230	2,092,766
11.00%, 2/01/19		1,950	3,478,079
WM Treasury PLC, 4.63%, 12/03/42		865	1,436,662

			283,847,849
United States — 17.0%
Access Midstream Partners LP/ACMP Finance Corp., 5.88%, 4/15/21	USD	655	694,300
The ADT Corp., 4.13%, 6/15/23		8,000	7,038,936
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)		4,260	4,249,350
6.75%, 11/15/20 (a)		8,830	9,050,750
Ally Financial, Inc., 8.00%, 11/01/31		3,711	4,462,477
American Airlines Pass-Through Trust:
Series 2013-1, Class C, 6.13%, 7/15/18 (a)		12,304	12,703,880
Series 2013-2, Class C, 6.00%, 1/15/17 (a)		33,510	34,850,400

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (continued)
American Capital Ltd., 6.50%, 9/15/18 (a)	USD	13,100	$13,656,750
American Tower Corp.:
3.40%, 2/15/19		2,320	2,397,335
5.90%, 11/01/21		3,300	3,709,870
3.50%, 1/31/23		5,910	5,596,268
5.00%, 2/15/24		20,118	21,178,420
Amphenol Corp., 2.55%, 1/30/19		5,060	5,086,393
Anadarko Petroleum Corp.:
6.45%, 9/15/36		4,021	4,699,894
0.00%, 10/10/36 (f)		91,630	32,299,575
APX Group, Inc., 8.75%, 12/01/20 (a)		2,685	2,725,275
Bank of America Corp.:
4.13%, 1/22/24		10,000	10,097,020
5.00%, 1/21/44		15,000	15,106,620
Barrick North America Finance LLC, 4.40%, 5/30/21		1,735	1,710,812
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		1,150	1,188,813
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		3,390	3,500,175
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		2,189	2,221,835
Brocade Communications Systems, Inc., 4.63%, 1/15/23 (a)		2,100	1,942,500
CA, Inc., 2.88%, 8/15/18		2,590	2,638,381
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25%, 2/15/22 (a)		700	703,500
5.63%, 2/15/24 (a)		600	604,500
Ceridian Corp., 8.88%, 7/15/19 (a)		1,742	1,979,347
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		863	980,584
CHS/Community Health Systems, Inc.:
5.13%, 8/01/21 (a)		2,095	2,108,094
6.88%, 2/01/22 (a)		3,498	3,585,450
CNH Capital LLC:
3.25%, 2/01/17		6,700	6,792,125
3.63%, 4/15/18		2,500	2,528,125
Continental Airlines Pass-Through Certificates:
Series 2012-2, Class A, 4.00%, 4/29/26		2,800	2,835,000
Series 2012-2, Class B, 5.50%, 4/29/22		1,000	1,035,000
Series 2012-3, Class C, 6.13%, 4/29/18		4,500	4,702,500
COX Communications, Inc., 4.50%, 6/30/43 (a)		10,000	8,649,040
Delphi Corp., 5.00%, 2/15/23		2,850	2,892,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22		8,010	7,820,604
Edwards Lifesciences Corp., 2.88%, 10/15/18		4,040	4,087,502
Endo Finance Co., 5.75%, 1/15/22 (a)		5,571	5,557,073
Energy Transfer Partners LP:
4.15%, 10/01/20		2,990	3,072,742
4.90%, 2/01/24		14,230	14,601,133
6.50%, 2/01/42		500	547,508
Enterprise Products Operating LLC, 4.85%, 3/15/44		775	763,601
FedEx Corp., 4.00%, 1/15/24		5,000	5,083,785
Fidelity National Information Services, Inc.,
5.00%, 3/15/22		3,875	3,999,570
FirstEnergy Solutions Corp., 6.05%, 8/15/21		4,000	4,430,936
Ford Motor Credit Co. LLC, 2.38%, 1/16/18		6,330	6,405,992
Forest Laboratories, Inc.:
4.38%, 2/01/19 (a)		2,836	2,846,635
5.00%, 12/15/21 (a)		4,003	3,982,985
General Motors Co.:
4.88%, 10/02/23 (a)		2,755	2,789,437
6.25%, 10/02/43 (a)		8,010	8,470,575

Corporate Bonds	Par (000)		Value
United States (continued)
General Motors Financial Co., Inc.:
2.75%, 5/15/16 (a)	USD	798	$805,980
3.25%, 5/15/18 (a)		6,000	6,045,000
Genworth Holdings, Inc.:
7.20%, 2/15/21		14,408	16,849,205
4.80%, 2/15/24		7,750	7,740,413
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18 (a)		1,943	1,991,575
4.88%, 11/01/20 (a)		2,436	2,466,450
The Goldman Sachs Group, Inc.:
2.63%, 1/31/19		15,610	15,623,284
1.84%, 11/29/23 (b)		20,000	20,252,700
4.25%, 1/29/26		17,573	28,950,982
HD Supply, Inc.:
8.13%, 4/15/19		1,663	1,849,048
11.00%, 4/15/20		4,000	4,750,000
7.50%, 7/15/20		3,049	3,254,807
Hewlett-Packard Co., 2.75%, 1/14/19		17,569	17,693,037
Hospira, Inc.:
5.20%, 8/12/20		7,720	8,207,503
5.80%, 8/12/23		7,000	7,510,020
Hyundai Capital America, 1.88%, 8/09/16 (a)		2,670	2,689,774
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17 (a)		2,176	2,178,720
4.88%, 3/15/19 (a)		5,589	5,568,041
6.00%, 8/01/20 (a)		5,994	6,211,283
5.88%, 2/01/22 (a)		3,336	3,306,810
Jabil Circuit, Inc., 5.63%, 12/15/20		5,430	5,647,200
Kinder Morgan Energy Partners LP, 2.65%, 11/15/23		1,230	1,227,907
Laboratory Corp of America Holdings, 2.50%, 11/01/18		4,290	4,302,012
Laredo Petroleum, Inc., 5.63%, 1/15/22 (a)		1,452	1,444,740
Level 3 Communications, Inc., 8.88%, 6/01/19		920	1,007,400
Level 3 Financing, Inc.:
8.13%, 7/01/19		5,070	5,564,325
6.13%, 1/15/21 (a)		9,328	9,537,880
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (a)		2,847	2,896,823
Maxim Integrated Products, Inc., 2.50%, 11/15/18		4,390	4,422,174
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)		2,205	2,320,231
7.38%, 7/15/39 (a)		6,550	6,332,409
6.25%, 1/15/40 (a)		9,890	8,621,113
Michaels Stores, Inc., 5.88%, 12/15/20 (a)		3,495	3,495,000
Morgan Stanley:
5.63%, 9/23/19		5,000	5,712,555
5.00%, 11/24/25		20,000	20,291,300
Norfolk Southern Corp., 4.80%, 8/15/43		2,230	2,253,034
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		3,734	3,649,985
Oracle Corp., 2.38%, 1/15/19		3,500	3,565,349
PSEG Power LLC, 4.30%, 11/15/23		6,165	6,295,155
Realogy Group LLC, 7.88%, 2/15/19 (a)		4,032	4,394,880
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		3,580	3,606,850
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		2,500	2,537,500
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (a)		2,135	2,129,663
6.25%, 3/15/22 (a)		4,018	4,028,045
Sabine Pass LNG LP, 7.50%, 11/30/16		2,755	3,071,825
SABMiller Holdings, Inc., 2.20%, 8/01/18 (a)		2,670	2,696,641

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	19

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (a)	USD	1,799	$1,875,457
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		3,559	4,297,493
Sprint Corp.:
7.88%, 9/15/23 (a)		13,460	14,368,550
7.13%, 6/15/24 (a)		4,055	4,075,275
Tenet Healthcare Corp.:
6.00%, 10/01/20 (a)		4,927	5,185,667
8.13%, 4/01/22		11,115	12,129,244
TIBCO Software, Inc., 2.25%, 5/01/32		3,890	3,882,706
Time Warner Cable, Inc.:
8.25%, 4/01/19		7,250	8,573,248
6.55%, 5/01/37		390	374,510
7.30%, 7/01/38		5,000	5,183,345
6.75%, 6/15/39		19,610	19,088,394
4.50%, 9/15/42		7,905	6,050,969
Time Warner Entertainment Co. LP, 8.38%, 7/15/33		1,270	1,465,338
T-Mobile USA, Inc.:
6.63%, 4/28/21		4,100	4,315,250
6.13%, 1/15/22		1,255	1,283,237
6.73%, 4/28/22		3,935	4,131,750
6.50%, 1/15/24		2,310	2,359,087
Total System Services, Inc., 2.38%, 6/01/18		2,250	2,239,727
TRW Automotive, Inc., 4.45%, 12/01/23 (a)		3,750	3,637,500
U.S. Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 4/01/21		958	1,080,504
Series 2012-2, Class B, 6.75%, 12/03/22		2,988	3,204,939
Series 2012-2, Class C, 5.45%, 6/03/18		12,800	12,832,000
Series 2013-1, Class B, 5.38%, 5/15/23		7,000	6,860,000
United Airlines Pass-Through Trust, 4.30%, 2/15/27		5,950	6,069,000
United Continental Holdings, Inc., 6.00%, 12/01/20		5,280	5,306,400
Verizon Communications, Inc.:
5.15%, 9/15/23		17,582	19,114,570
3.85%, 11/01/42		4,500	3,778,947
6.55%, 9/15/43		36,999	44,411,380
Whiting Petroleum Corp., 5.00%, 3/15/19		5,196	5,338,890
The Williams Cos., Inc., 3.70%, 1/15/23		2,070	1,861,698
Williams Partners LP, 4.50%, 11/15/23		6,780	6,872,981
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		6,189	6,560,340
WM Wrigley Jr. Co., 2.90%, 10/21/19 (a)		3,860	3,892,632
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		1,217	1,344,785

			834,704,563
Total Corporate Bonds — 52.5%			2,580,518,308

Floating Rate Loan Interests	Par (000)		Value
Australia — 0.0%
FMG Resources LTD (FMG America Finance, Inc.), Loan, 4.25%, 6/28/19	USD	701	$707,872
Cayman Islands — 0.0%
Offshore Group Investment Limited (Vantage Delaware Holdings, LLC), Term Loan, 5.00%, 10/25/17		463	464,669
Denmark — 0.9%
Deutsche Raststatten Gruppe IV GmbH:
Term A Loan, 3.50%, 12/10/18	EUR	14,100	19,043,225
Term B Loan, 3.75%, 12/10/19		15,100	20,529,646
Faenza Germany GmbH Holdings (Ceramtec Acquisition):
Dollar Term B-3 Loan, 4.25%, 8/28/20	USD	432	435,853
Initial Dollar Term B-1 Loan, 4.25%, 8/28/20		1,419	1,432,950
Initial Dollar Term B-2 Loan, 4.25%, 8/28/20		140	141,097

			41,582,771
Luxembourg — 0.1%
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		1,626	1,631,180
Fly Funding II S.à r.l., Loan, 4.50%, 8/09/19		425	429,781
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, 3.75%, 6/30/19		1,196	1,204,393
Mirror Bidco Corp. (Dematic), Term Loan, 4.25%, 12/28/19		866	870,581
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		320	327,002
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		2,643	2,658,257

			7,121,194
Netherlands — 0.0%
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		617	623,532
United Kingdom — 0.0%
Virgin Media Investment Holdings Ltd., Term B Facility Loan, 3.50%, 6/08/20		515	516,030
United States — 4.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		975	978,731
Activision Blizzard, Inc., Term Loan, 3.25%, 10/12/20		3,107	3,127,938
ADS Waste Holdings, Inc., Tranche B Term Loan, 4.25%, 10/09/19		1,440	1,444,498
Alcatel-Lucent USA, Inc., US Term Loan, 5.75%, 1/30/19		9,872	9,956,124
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		256	257,420
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		460	464,953
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		1,312	1,316,474
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 4.00%, 8/22/16		217	218,336
American Renal Holdings, Inc., Term B Loan (First Lien), 4.50%, 8/20/19		1,002	1,002,425

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value
United States (continued)
Ameriforge Group, Inc., Initial Term Loan (First Lien), 5.00%, 12/19/19	USD	203	$203,884
Apex Tool Group LLC, Term Loan, 4.50%, 1/31/20		988	991,547
ARDAGH HOLDINGS USA, INC., Term B-2 Loan, 4.00%, 12/17/19		4,250	4,260,625
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance S.A.), Dollar Term Loan, 4.25%, 12/17/19		490	491,534
Arysta LifeScience SPC LLC, Initial Term Loan (First Lien), 4.50%, 5/29/20		1,721	1,729,957
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		197	188,640
Asurion, LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19		733	732,146
Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems U.S. Holdings, Inc. (FKA Flash Dutch 2 BV), Initial Term B Loan, 4.75%, 2/01/20		1,206	1,215,836
Bally Technologies, Inc., Term Loan (First Lien), 4.25%, 11/25/20		3,257	3,280,254
Berry Plastics Corp., Term E Loan, 3.75%, 1/06/21		2,325	2,320,838
Biomet, Inc., Dollar Term B-2 Loan, 3.75%, 7/25/17		1,821	1,831,211
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		1,416	1,428,656
BMC Software Finance, Inc., Initial US Term Loan, 5.00%, 9/10/20		2,870	2,865,523
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		2,953	2,961,015
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		4,615	4,631,609
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 4.00%, 1/30/20		2,619	2,630,593
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		20,895	21,127,561
Capsugel Holdings US, Inc., Initial Term Loan, 3.50%, 8/01/18		1,905	1,907,693
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		465	466,319
Ceridian Corp., 2013 New Replacement US Term Loan, 4.41%, 5/09/17		2,239	2,247,872
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.25%, 11/19/19		710	715,532
CHS/Community Health Systems, Inc., Term D Loan, 4.25%, 1/27/21		7,115	7,188,854
Continental Building Products LLC, First Lien Term Loan, 4.75%, 8/28/20		2,494	2,487,516
CPG International, Inc., Term Loan, 4.75%, 9/30/20		2,748	2,763,007
DaVita Health Care Partners, Inc. (FKA DaVita, Inc.), Tranche B-2 Term Loan, 4.00%, 11/01/19		936	941,584
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 4.75%, 9/15/17		177	178,102
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,179	1,184,239
EFS Cogen Holdings I LLC, Term B Advance, 3.75%, 12/17/20		1,785	1,795,407

Floating Rate Loan Interests	Par (000)		Value
United States (continued)
Evergreen Acquisition Co. 1 LP, New Term Loan, 5.00%, 7/09/19	USD	988	$993,672
Federal-Mogul Corp.:
Tranche B Term Loan, 2.11%, 12/29/14		855	848,522
Tranche C Term Loan, 2.11%, 12/28/15		315	313,030
First Data Corp.:
2018B New Term Loan, 4.16%, 9/24/18		705	704,415
Term Loan, 4.11%, 3/24/21		855	852,863
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 5.00%, 2/28/20		1,047	1,054,941
Tranche B-5 Term Loan, 5.00%, 1/15/21		1,212	1,226,458
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		8,914	8,899,651
Generac Power Systems, Inc., Term B Loan, 3.50%, 5/29/20		1,343	1,345,171
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		1,418	1,423,042
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		12,282	12,352,995
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 4.00%, 5/04/18		508	510,174
Infor US, Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		2,925	2,931,698
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		496	497,877
iStar Financial, Inc., Loan, 4.50%, 10/15/17		227	227,910
J.C. Penney Corp., Inc., Loan, 6.00%, 5/22/18		1,085	1,050,886
Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 3.25%, 5/17/21		3,210	3,208,652
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		78	78,420
Kinetic Concepts, Inc., Dollar Term E-1 Loan, 4.00%, 5/04/18		738	743,309
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		2,695	2,719,383
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		5,400	5,411,448
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		405	407,446
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		1,144	1,151,882
Media General, Inc., Term B Loan, 4.00%, 7/31/20		1,150	1,159,108
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		842	841,323
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		1,320	1,325,345
The Neiman Marcus Group, Inc., Term Loan, 5.00%, 10/25/20		3,257	3,292,728
NEP/NCP Holdco, Inc., Refinanced New Term Loan (First Lien), 4.75%, 1/22/20		178	178,645
Northwest Airlines, Inc.:
Term B757-200 Loan, 1.62%, 9/10/18		462	407,421
Term B757-200 Loan, 1.62%, 9/10/18		458	404,479
Term B757-300 Loan, 2.24%, 3/10/17		526	485,030
Term B757-300 Loan, 2.24%, 3/10/17		524	483,595
Term B757-300 Loan, 1.62%, 3/10/17		455	401,537
Ocwen Loan Servicing, Initial Term Loan, 5.00%, 2/15/18		203	205,157
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19		1,260	1,278,853
Onex Carestream Finance LP:
Term Loan (First Lien 2013), 5.00%, 6/07/19		1,404	1,423,038
Term Loan (Second Lien), 9.50%, 12/07/19		1,000	1,017,500
OSI Restaurant Partners LLC, 2013 Replacement Term Loan, 3.50%, 10/28/19		935	936,870

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	21

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value
United States (concluded)
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.), Additional Term B-1 Loan, 4.25%, 9/30/19	USD	2,293	$2,298,431
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19		5,418	5,446,406
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		198	199,196
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		1,493	1,499,216
Pinnacle Foods Finance LLC, Tranche H Term Loan, 3.25%, 4/29/20		1,367	1,368,283
PVH Corp. (FKA Phillips-Van Heusen Corp.), Tranche B Term Loan, 3.25%, 2/13/20		775	778,808
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/26/20		1,122	1,130,368
Realogy Corp., Extended Synthetic Commitment, 4.40%, 10/10/16		13	13,282
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,396	2,406,980
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	367,470
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		409	399,008
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		1,521	1,503,058
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		1,554	1,549,761
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		4,411	4,447,517
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche D Term Loan, 4.50%, 1/31/20		574	575,779
SUPERVALU, Inc., New Term Loan, 5.00%, 3/21/19		772	775,975
Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19		970	974,127
Toys ’R’ Us-Delaware, Inc., Term B-3 Loan, 5.25%, 5/25/18		180	146,774
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/08/19		1,137	1,149,618
Travelport LLC (FKA Travelport, Inc.), Term Loan, 6.25%, 6/26/19		4,020	4,108,557
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		350	349,051
TriNet HR Corp., Tranche B-2 Term Loan, 5.00%, 8/20/20		499	502,491
tw telecom holdings, inc. (FKA Time Warner Telecom Holdings, Inc.), Term B Loan, 2.66%, 4/17/20		1,154	1,154,200
TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 6/26/20		1,170	1,178,775
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		2,423	2,444,025
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		1,491	1,498,718
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 6.75%, 4/02/18		123	118,689
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		142	143,079
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		2,618	2,619,039
WTG Holdings III Corp., Term Loan (First Lien), 4.75%, 1/15/21		1,920	1,933,594

			199,409,202
Total Floating Rate Loan Interests — 5.1%			250,425,270

Foreign Agency Obligations	Par (000)		Value
Spain — 0.4%
Autonomous Community of Catalonia, 2.13%, 10/01/14	CHF	2,400	$2,643,772
Autonomous Community of Madrid Spain, 3.00%, 7/29/14		180	200,379
Autonomous Community of Valencia Spain:
4.75%, 3/20/14	EUR	1,711	2,311,563
3.25%, 7/06/15		2,080	2,825,793
4.38%, 7/16/15		4,085	5,638,650
4.00%, 11/02/16		5,500	7,566,255
Total Foreign Agency Obligations — 0.4%			21,186,412

Foreign Government Obligations
Italy — 0.2%
Buoni Poliennali Del Tesoro, 5.50%, 11/01/22		4,910	7,601,113
Portugal — 0.2%
Republic of Portugal, 3.50%, 3/25/15	USD	11,800	11,986,169
Spain — 0.8%
Kingdom of Spain, 5.40%, 1/31/23	EUR	25,337	38,929,004
Total Foreign Government Obligations — 1.2%			58,516,286

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
United Kingdom — 0.5%
Gemgarto, Series 2012-1, Class A1, 3.46%, 5/14/45 (b)	GBP	330	564,059
Granite Master Issuer PLC:
Series 2006-2, Class A5, 0.43%, 12/20/54 (b)	EUR	4,116	5,506,154
Series 2007-2, Class 3A2, 0.42%, 12/17/54 (b)		4,488	6,003,999
Lanark Master Issuer PLC, Series 2012-2X, Class 2A, 2.15%, 12/22/54 (b)	GBP	890	1,514,149
Paragon Mortgages No. 13 PLC, Series 2006-13X, Class A2C, 0.42%, 1/15/39 (b)	USD	6,490	5,837,342
Residential Mortgage Securities PLC, Series 2012-26, Class A1, 2.76%, 2/14/41 (b)	GBP	1,072	1,833,234
Silk Road Finance Number Three PLC, Series 2012-1, Class A, 1.86%, 6/21/55 (b)		603	1,005,187

			22,264,124
Commercial Mortgage-Backed Securities — 0.1%
Ireland — 0.1%
German Residential Funding PLC, Series 2013-1, Class E, 4.37%, 8/27/24	EUR	3,773	5,257,484
Total Non-Agency Mortgage-Backed Securities — 0.6%			27,521,608

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value
Capital Trusts
Austria — 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe, 5.75%, 10/09/43 (b)	EUR	4,700	$6,782,656
France — 1.0%
Credit Agricole SA, 7.88% (a)(b)(g)	USD	7,820	7,937,300
Electricite de France:
5.00% (b)(g)	EUR	7,700	10,369,998
5.88% (b)(g)	GBP	7,300	11,836,056
Societe Generale SA:
7.88% (a)(b)(g)	USD	10,242	10,395,630
8.25% (b)(g)		3,820	4,070,210
Solvay Finance SA, 4.20% (b)(g)	EUR	3,060	4,168,319

			48,777,513
Italy — 0.7%
Enel SpA:
8.75%, 9/24/73 (a)(b)	USD	11,375	12,341,875
5.00%, 1/15/75 (b)	EUR	5,685	7,564,282
6.63%, 9/15/76 (b)	GBP	8,015	13,267,423

			33,173,580
Jersey — 0.1%
HBOS Capital Funding LP, 6.85% (g)	USD	4,341	4,330,147
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (b)(g)	USD	11,600	12,122,000
Banco Popular Espanol SA, 11.50% (b)(g)	EUR	11,000	16,171,016

			28,293,016
Switzerland — 0.5%
Credit Suisse Group AG:
7.50% (a)(b)(g)	USD	15,349	16,154,823
7.50% (b)(g)		10,484	11,034,410

			27,189,233
United Kingdom — 0.9%
Barclays Bank PLC:
4.75% (b)(g)	EUR	3,140	3,739,880
8.00% (b)(g)		13,254	18,255,644
8.25% (b)(g)		22,715	23,396,450

			45,391,974
United States — 1.3%
Bank of America Corp., 5.20% (b)(g)	USD	19,150	17,148,825
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		1,750	1,618,750
ING U.S., Inc., 5.65%, 5/15/53 (b)		1,090	1,046,400
JPMorgan Chase & Co.:
5.15% (b)(g)		12,300	11,177,625
6.00% (b)(g)		7,000	6,737,500
6.75% (b)(g)		9,741	9,872,503
NBCUniversal Enterprise, Inc., 5.25% (a)(g)		4,000	4,020,000
Royal Bank of Scotland Capital Trust, 6.80% (g)		470	455,900
State Street Capital Trust IV, 1.24%, 6/15/37 (b)		13,540	10,303,940

			62,381,443
Total Capital Trusts — 5.2%			256,319,562

Preferred Securities	Shares		Value
Preferred Stocks
United Kingdom — 0.0%
Royal Bank of Scotland Group PLC, 6.13% (g)		19,117	$409,486
Royal Bank of Scotland Group PLC, 6.60% (g)		95,580	2,156,285

			2,565,771
United States — 0.9%
Citigroup, Inc., 6.88% (g)		302,000	7,761,400
Crown Castle International Corp., 4.50%, 11/01/16		60,643	5,948,472
The Goldman Sachs Group, Inc., 5.63% (g)		90,000	2,080,800
RBS Capital Funding Trust V, 5.90% (g)		72,103	1,511,279
RBS Capital Funding Trust VII, Series G, 6.08% (g)		72,101	1,550,171
Stanley Black & Decker, Inc., 6.25%, 11/16/17		21,108	2,147,739
United Technologies Corp., 7.50%, 8/01/15		105,050	6,768,371
Wells Fargo & Co., 5.85% (g)		650,000	15,697,500

			43,465,732
Total Preferred Stocks — 0.9%			46,031,503
Total Preferred Securities — 6.1%			302,351,065

U.S. Treasury Obligations		Par (000)
U.S. Treasury Bonds, 3.63%, 8/15/43	USD	1,740	1,740,271
U.S. Treasury Notes, 2.75%, 11/15/23		1	503,495
Total U.S. Treasury Obligations — 0.0%			2,243,766
Total Long-Term Investments (Cost — $3,374,807,984) — 70.7%			3,479,217,775

Short-Term Securities
Borrowed Bond Agreements — 17.4%
Barclays Bank PLC, (0.18)%, Open (Purchased on 10/01/13 to be repurchased at EUR 354,888, collateralized by Republic of Portugal, 4.75% due at 6/14/19, original par and fair value of EUR 380,000 and $529,513, respectively)	EUR	359	483,668
Barclays Bank PLC, (0.18)%, Open (Purchased on 9/04/13 to be repurchased at EUR 9,660,115, collateralized by Republic of Portugal, 4.75% due at 6/14/19, original par and fair value of EUR 9,735,000 and $13,565,268, respectively)		9,763	13,167,199
Barclays Bank PLC, (0.11)%, Open (Purchased on 9/04/13 to be repurchased at EUR 6,222,730, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, original par and fair value of EUR 5,890,000 and $8,602,045, respectively)		6,257	8,438,676
Barclays Bank PLC, (0.09)%, Open (Purchased on 9/05/13 to be repurchased at EUR 20,555,493, collateralized by Kingdom of Spain, 4.60% due at 7/30/19, original par and fair value of EUR 20,000,000 and $29,986,756, respectively)		20,667	27,873,189

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	23

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Barclays Bank PLC, (0.06)%, Open (Purchased on 11/19/13 to be repurchased at EUR 30,781,477, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, original par and fair value of EUR 28,830,000 and $42,104,747, respectively)	EUR	30,870	$41,634,040
Barclays Bank PLC, (0.05)%, Open (Purchased on 11/25/13 to be repurchased at EUR 15,539,699, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, original par and fair value of EUR 14,745,000 and $20,730,103, respectively)		15,600	21,040,497
Barclays Bank PLC, (0.04)%, Open (Purchased on 9/11/13 to be repurchased at EUR 12,676,429, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 3/01/21, original par and fair value of EUR 12,520,000 and $17,652,415, respectively)		12,715	17,148,693
Barclays Bank PLC, (0.02)%, Open (Purchased on 9/05/13 to be repurchased at EUR 11,187,060, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 3/01/21, original par and fair value of EUR 11,000,000 and $15,509,310, respectively)		11,204	15,111,003
Barclays Bank PLC, 0.00%, Open (Purchased on 11/26/13 to be repurchased at EUR 6,136,598, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 5/01/23, original par and fair value of EUR 5,716,000 and $8,242,003, respectively)		6,137	8,276,483
Barclays Bank PLC, 0.00%, Open (Purchased on 12/17/13 to be repurchased at EUR 1,375,210, collateralized by Kingdom of Spain, 5.50% due at 4/30/21, original par and fair value of EUR 1,167,000 and $1,813,025, respectively)		1,375	1,854,758
Barclays Bank PLC, 0.00%, Open (Purchased on 9/11/13 to be repurchased at EUR 12,541,033, collateralized by Kingdom of Spain, 3.75% due at 10/31/18, original par and fair value of EUR 12,270,000 and $17,686,540, respectively)		12,541	16,914,199
Barclays Bank PLC, 0.05%, Open (Purchased on 1/22/14 to be repurchased at EUR 2,962,475, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, original par and fair value of EUR 2,680,000 and $3,914,004, respectively)		2,956	3,986,408
Barclays Bank PLC, 0.05%, Open (Purchased on 1/22/14 to be repurchased at EUR 3,679,428, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, original par and fair value of EUR 3,250,000 and $4,631,398, respectively)		3,657	4,932,225
Barclays Bank PLC, 0.05%, Open (Purchased on 1/22/14 to be repurchased at EUR 4,586,973, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, original par and fair value of EUR 3,990,000 and $5,827,193, respectively)		4,577	6,172,388
Barclays Capital, Inc., (1.00)%, Open (Purchased on 7/19/13 to be repurchased at $4,514,706, collateralized by National Australia Bank Ltd., 2.30% due at 7/25/18, original par and fair value of USD 4,750,000 and $4,809,850, respectively)	USD	4,756	4,755,937

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., (0.75)%, Open (Purchased on 1/14/14 to be repurchased at $19,359,167, collateralized by General Electric Capital Corp., 1.63% due at 4/02/18, original par and fair value of USD 20,000,000 and $19,910,640, respectively)	USD	20,000	$20,000,000
Barclays Capital, Inc., (0.10)%, Open (Purchased on 12/02/13 to be repurchased at $6,329,196, collateralized by U.S. Treasury Notes, 2.63% due at 12/01/22, original par and fair value of USD 7,000,000 and $6,370,518, respectively)		6,388	6,387,500
Barclays Capital, Inc., (0.10)%, Open (Purchased on 12/02/13 to be repurchased at $9,301,429, collateralized by U.S. Treasury Bonds, 4.30% due at 12/15/42, original par and fair value of USD 11,000,000 and $9,492,857, respectively)		9,584	9,583,750
Barclays Capital, Inc., 0.00%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $87,296,040, collateralized by U.S. Treasury Notes, 2.75% due at 11/15/23, original par and fair value of USD 86,112,000 and $86,852,261, respectively)		87,296	87,296,040
Citigroup Global Markets, Inc., (0.50)%, Open (Purchased on 7/19/13 to be repurchased at $5,123,250, collateralized by National Australia Bank Ltd., 2.30% due at 7/25/18, original par and fair value of USD 5,250,000 and $5,316,150, respectively)		5,257	5,256,563
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 11/06/13 to be repurchased at $4,925,872, collateralized by International Business Machines Corp., 3.38% due at 8/01/23, original par and fair value of USD 5,000,000 and $4,963,555, respectively)		4,975	4,975,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 12/11/13 to be repurchased at $4,570,233, collateralized by Freeport-McMoRan Copper & Gold, Inc., 3.88% due at 3/15/23, original par and fair value of USD 4,850,000 and $4,644,282, respectively)		4,614	4,613,563
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 12/16/13 to be repurchased at $4,235,872, collateralized by CCO Holdings LLC/CCO Holdings Capital Corp., 5.25% due at 9/30/22, original par and fair value of USD 4,565,000 and $4,388,106, respectively)		4,274	4,273,981
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 12/18/13 to be repurchased at $5,029,722, collateralized by CCO Holdings LLC/CCO Holdings Capital Corp., 5.25% due at 9/30/22, original par and fair value of USD 5,435,000 and $5,224,394, respectively)		5,075	5,074,931
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 8/12/13 to be repurchased at $1,963,485, collateralized by Intel Corp., 4.25% due at 12/15/42, original par and fair value of USD 2,230,000 and $2,057,657, respectively)		2,024	2,023,725
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 8/12/13 to be repurchased at $6,411,888, collateralized by DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 1.75% due at 1/15/18, original par and fair value of USD 6,640,000 and $6,585,632, respectively)		6,441	6,440,800

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (0.05)%, Open (Purchased on 9/13/13 to be repurchased at $2,276,761, collateralized by Intel Corp., 2.70% due at 12/15/22, original par and fair value of USD 2,500,000 and $2,365,960, respectively)	USD	2,288	$2,287,500
Citigroup Global Markets, Inc., (0.05)%, Open (Purchased on 9/24/13 to be repurchased at $2,784,741, collateralized by Texas Instruments, Inc., 1.00% due at 5/01/18, original par and fair value of USD 2,900,000 and $2,831,676, respectively)		2,791	2,791,250
Credit Suisse Securities (USA) LLC, (0.25)%, Open (Purchased on 11/01/13 to be repurchased at $4,538,013, collateralized by Microsoft Corp., 2.38% due at 5/01/23, original par and fair value of USD 5,000,000 and $4,647,135, respectively)		4,650	4,650,000
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 9/30/13 to be repurchased at $4,768,744, collateralized by Ford Motor Co., 4.75% due at 1/15/43, original par and fair value of USD 5,500,000 and $5,120,649, respectively)		4,991	4,991,250
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 9/30/13 to be repurchased at $6,972,657, collateralized by Ford Motor Co., 4.38% due at 8/06/23, original par and fair value of USD 7,000,000 and $7,108,465, respectively)		7,079	7,078,750
Credit Suisse Securities (USA) LLC, (0.09)%, Open (Purchased on 1/06/14 to be repurchased at $264,196,884, collateralized by U.S. Treasury Notes, 2.75% due at 11/15/23, original par and fair value of USD 271,000,000 and $273,329,651, respectively)		266,596	266,596,250
Credit Suisse Securities (USA) LLC, (0.06)%, Open (Purchased on 1/23/14 to be repurchased at $8,144,991, collateralized by U.S. Treasury Notes, 0.75% due at 1/15/17, original par and fair value of USD 8,170,000 and $8,186,593, respectively)		8,160	8,159,787
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 9/04/13 to be repurchased at $9,850,803, collateralized by Westpac Banking Corp., 2.25% due at 7/30/18, original par and fair value of USD 10,000,000 and $10,159,900, respectively)		9,900	9,900,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.80)%, Open (Purchased on 1/30/14 to be repurchased at $85,389,346, collateralized by U.S. Treasury Notes, 1.50% due at 12/31/18, original par and fair value of USD 88,939,000 and $88,994,587, respectively)		88,939	88,939,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.45)%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $15,170,499, collateralized by U.S. Treasury Notes, 1.50% due at 12/31/18, original par and fair value of USD 15,480,000 and $15,489,675, respectively)		15,519	15,518,700

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (concluded)
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.03)%, Open (Purchased on 1/06/14 to be repurchased at $8,772,704, collateralized by U.S. Treasury Notes, 0.25% due at 12/31/15, original par and fair value of USD 8,800,000 and $8,790,030, respectively)	USD	8,778	$8,778,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.01)%, Open (Purchased on 1/14/14 to be repurchased at $34,029,445, collateralized by U.S. Treasury Notes, 2.38% due at 12/31/20, original par and fair value of USD 33,800,000 and $34,357,159, respectively)		34,054	34,053,500
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, Open (Purchased on 1/23/14 to be repurchased at $54,647,367, collateralized by U.S. Treasury Bonds, 3.75% due at 11/15/43, original par and fair value of USD 54,010,000 and $55,267,407, respectively)		54,483	54,482,587

			855,941,790
		Shares
Money Market Funds — 29.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (h)(i)		1,429,570,075	1,429,570,075
Total Short-Term Securities (Cost — $2,284,060,701) — 46.5%			2,285,511,865

Options Purchased
(Cost — $3,345,094) — 0.1%			3,597,370
Total Investments Before Options Written, Borrowed Bonds and Securities Sold Short (Cost — $5,662,213,779) — 117.3%			5,768,327,010

Options Written
(Premiums Received — $470,149) — (0.0)%			(1,344,895)

Borrowed Bonds	Par (000)
Corporate Bonds — (1.8)%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	USD	10,000	(9,612,500)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 1.75%, 1/15/18		6,640	(6,585,632)
Ford Motor Co.:
4.38%, 8/06/23		7,000	(7,108,465)
4.75%, 1/15/43		5,500	(5,120,649)
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 3/15/23		4,850	(4,644,282)
General Electric Capital Corp., 1.63%, 4/02/18 Intel Corp.:		20,000	(19,910,640)
2.70%, 12/15/22		2,500	(2,365,960)
4.25%, 12/15/42		2,230	(2,057,657)
International Business Machines Corp., 3.38%, 8/01/23		5,000	(4,963,555)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	25

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Borrowed Bonds		Par (000)	Value
Microsoft Corp., 2.38%, 5/01/23	USD	5,000	$(4,647,135)
National Australia Bank Ltd., 2.30%, 7/25/18		10,000	(10,126,000)
Texas Instruments, Inc., 1.00%, 5/01/18		2,900	(2,831,676)
Westpac Banking Corp., 2.25%, 7/30/18		10,000	(10,159,900)

			(90,134,051)
Foreign Government Obligations — (3.9)%
Buoni Poliennali Del Tesoro:
3.75%, 3/01/21-8/01/21	EUR	38,265	(53,891,828)
4.50%, 5/01/23-3/01/26		8,966	(12,873,401)
Kingdom of Spain:
3.75%, 10/31/18		12,270	(17,686,540)
4.10%, 7/30/18		41,390	(60,447,989)
4.60%, 7/30/19		20,000	(29,986,756)
5.50%, 4/30/21		1,167	(1,813,025)
Republic of Portugal, 4.75%, 6/14/19		10,115	(14,094,781)

			(190,794,320)

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations — (12.0)%
U.S. Treasury Bonds:
3.75%, 11/15/43	USD	54,010	$(55,267,407)
4.30%, 12/15/42		11,000	(9,492,857)
U.S. Treasury Notes:
0.25%, 12/31/15		8,800	(8,790,030)
0.75%, 1/15/17		8,170	(8,186,593)
1.50%, 12/31/18		104,419	(104,484,262)
2.38%, 12/31/20		33,800	(34,357,159)
2.63%, 12/01/22		7,000	(6,370,518)
2.75%, 11/15/23		357,112	(360,181,912)

			(587,130,738)
Total Borrowed Bonds (Proceeds — $843,057,760) — (17.7)%			(868,059,109)
Total Investments Net of Options Written, Borrowed Bonds and Securities Sold Short — 99.6%			4,898,923,006
Other Assets Less Liabilities — 0.4%			19,857,451

Net Assets — 100.0%			$4,918,780,457

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Convertible security.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Zero-coupon bond.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Shares Purchased		Shares Sold	Shares Held at January 31, 2014	Value at January 31, 2014	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund,
Institutional Class	1,153,874,067	275,696,008	[1]	—	1,429,570,075	$1,429,570,075	$320,698	—
iShares Transportation Average ETF	—	16,220		(16,220)	—	—	$4,619	$90,840
iShares iBoxx $ High Yield Corporate Bond ETF	—	304,750		(304,750)	—	—	—	$(61,645)

[1]	Represents net shares purchased.

(i)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(150)	E-Mini NASDAQ 100 Index	Chicago Mercantile	March 2014	USD	10,542,000	$55,916
(74)	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	USD	6,573,050	107,762
(2,486)	Euro-Bobl	Eurex	March 2014	USD	424,911,700	(4,624,190)
(1,898)	Euro-Bund	Eurex	March 2014	USD	368,311,066	(7,575,525)
(176)	Euro-Schatz	Eurex	March 2014	USD	26,264,104	(36,054)
(1,393)	EURO STOXX 50 Index	Eurex	March 2014	USD	13,705,489	609,157
(699)	Gilt British	NYSE Liffe	March 2014	USD	126,847,537	(1,977,776)
(165)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2014	USD	22,042,969	(542,479)
(39)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	USD	4,704,375	10,412
(641)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	USD	80,605,750	(789,852)
(93)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2014	USD	13,374,563	(532,991)
Total						$(15,295,620)

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	Foreign currency exchange contracts as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,622,898	EUR	5,603,000	Barclays Bank PLC	2/26/14	$66,084
USD	5,982,035	AUD	6,600,000	BNP Paribas S.A.	3/31/14	228,397
USD	179,974	AUD	200,000	Deutsche Bank AG	3/31/14	5,621
USD	2,490,703	CHF	2,261,588	Barclays Bank PLC	4/22/14	(5,373)
USD	678,281	EUR	500,000	Bank of America N.A.	4/22/14	3,904
USD	19,179,019	EUR	14,040,000	Credit Suisse International	4/22/14	242,519
USD	4,092,879	EUR	3,000,000	Goldman Sachs Bank USA	4/22/14	46,618
USD	13,658,690	EUR	10,000,000	Goldman Sachs Bank USA	4/22/14	171,155
USD	53,868,965	EUR	39,782,000	Goldman Sachs Bank USA	4/22/14	212,852
USD	1,302,872,914	EUR	958,243,510	Goldman Sachs Bank USA	4/22/14	10,438,585
USD	331,349	GBP	200,000	Citibank N.A.	4/22/14	2,772
USD	20,812,498	GBP	12,560,000	Citibank N.A.	4/22/14	177,852
USD	238,761,111	GBP	145,422,000	JPMorgan Chase Bank N.A.	4/22/14	(150,628)
USD	2,290,082	SEK	14,789,000	Deutsche Bank AG	4/22/14	35,704
Total						$11,476,062

•	Exchange-traded options purchased as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
EURO STOXX 50 Index	Call	EUR	3,150	2/21/14	2,103	$269,452
TWCC Holding Corp.	Call	USD	155	7/19/14	4,487	145,828
Apple, Inc.	Put	USD	470	2/22/14	175	37,275
EMC Corp.	Put	USD	25	2/22/14	1,000	95,000
Total						$547,555

•	OTC credit default swaptions purchased as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
Bought protection on 5-Year	JPMorgan Chase					iTraxx Europe Series
Credit Default Swaps	Bank N.A.	Put	EUR	70	Pay	20 Version 1	2/19/14	EUR	241,840	$2,033,322
Bought protection on 5-Year	JPMorgan Chase					iTraxx Europe Series
Credit Default Swaps	Bank N.A.	Put	EUR	70	Pay	20 Version 1	2/19/14	EUR	120,900	1,016,493
Total										$3,049,815

•	OTC credit default swaptions written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Rating[1]	Expiration Date	Notional Amount (000)[2]		Market Value
Sold protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	EUR	80	Receive	iTraxx Europe Series 20 Version 1	A-	2/19/14	EUR	120,900	$(448,249)
Sold protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	EUR	80	Receive	iTraxx Europe Series 20 Version 1	A-	2/19/14	EUR	241,840	(896,646)
Total											$(1,344,895)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	27

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	Centrally cleared credit default swaps - buy protection outstanding as of January 31, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	USD	3,249	$(83,364)
CDX.NA.IG Series 21 Version 1	1.00%	Chicago Mercantile	12/20/18	USD	124,900	77,165
iTraxx Europe Crossover Series 20 Version 1	5.00%	Intercontinental Exchange	12/20/18	EUR	42,190	440,300
Total						$434,101

•	Centrally cleared credit default swaps - sold protection outstanding as of January 31, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 20 Version 1	1.00%	Chicago Mercantile	6/20/18	BBB+	USD	53,000	$(84,233)
iTraxx Europe Series 20 Version 1	1.00%	Intercontinental Exchange	12/20/18	A-	EUR	226,415	2,013,975
Total							$1,929,742

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC credit default swaps - buy protection outstanding as of January 31, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	8,050	$28,500	$327,007	$(298,507)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	3,750	13,277	55,515	(42,238)
Republic of Portugal	1.00%	Barclays Bank PLC	12/20/15	USD	900	9,089	52,558	(43,469)
Republic of Portugal	1.00%	Deutsche Bank AG	12/20/15	USD	1,100	11,109	64,237	(53,128)
Anadarko Petroleum Corp.	1.00%	Citibank N.A.	12/20/16	USD	32,070	(447,058)	(401,022)	(46,036)
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	USD	4,000	(74,360)	54,111	(128,471)
CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services LLC	12/20/16	USD	1,000	(18,590)	614	(19,204)
Republic of Ireland	1.00%	Citibank N.A.	12/20/16	USD	500	(4,736)	67,538	(72,274)
Republic of Ireland	1.00%	Citibank N.A.	12/20/16	USD	200	(1,894)	26,456	(28,350)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	1,440	(231,225)	(224,375)	(6,850)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	1,390	(223,198)	(212,226)	(10,972)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	1,390	(223,198)	(212,226)	(10,972)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	500	(4,477)	58,918	(63,395)
Banco de Sabadell SA	5.00%	BNP Paribas S.A.	6/20/17	EUR	185	(29,165)	6,107	(35,272)
La Caixa	3.00%	BNP Paribas S.A.	6/20/17	EUR	185	(18,078)	(1,751)	(16,327)
La Caixa	3.00%	BNP Paribas S.A.	6/20/17	EUR	140	(13,682)	(1,069)	(12,613)
Republic of Portugal	1.00%	Citibank N.A.	6/20/17	USD	1,000	39,085	225,778	(186,693)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Citibank N.A.	9/20/17	EUR	230	(20,565)	9,521	(30,086)
Banco de Sabadell SA	5.00%	JPMorgan Chase Bank N.A.	9/20/17	EUR	650	(107,036)	24,158	(131,194)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/17	EUR	184	(23,811)	15,014	(38,825)
Peugeot SA	5.00%	Citibank N.A.	9/20/17	EUR	1,070	(138,467)	94,825	(233,292)
Banco Bilbao Vizcaya Argentaria SA	3.00%	BNP Paribas S.A.	12/20/17	EUR	300	(27,655)	10,840	(38,495)
Banco Popular Espanol SA	5.00%	BNP Paribas S.A.	12/20/17	EUR	800	(134,280)	38,597	(172,877)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/17	EUR	1,900	(30,192)	142,114	(172,306)
Clariant AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	EUR	540	(8,620)	35,162	(43,782)
Deutsche DSM	1.00%	Deutsche Bank AG	12/20/17	EUR	500	(17,947)	(8,424)	(9,523)
Finmeccanica SpA	5.00%	BNP Paribas S.A.	12/20/17	EUR	450	(65,143)	(17,514)	(47,629)

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	OTC credit default swaps - buy protection outstanding as of January 31, 2014 were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banco Bilbao Vizcaya Argentaria SA	3.00%	BNP Paribas S.A.	3/20/18	EUR	150	$(14,144)	$468	$(14,612)
Banco de Sabadell SA	5.00%	Barclays Bank PLC	3/20/18	EUR	790	(140,536)	(30,974)	(109,562)
Banco de Sabadell SA	5.00%	JPMorgan Chase Bank N.A.	3/20/18	EUR	780	(138,756)	(38,198)	(100,558)
Deutsche Bank AG	1.00%	Barclays Bank PLC	3/20/18	EUR	3,700	(50,947)	(1,741)	(49,206)
Deutsche Bank AG	1.00%	Citibank N.A.	3/20/18	EUR	1,500	(20,654)	(1,416)	(19,238)
Expedia, Inc.	1.00%	Credit Suisse International	3/20/18	USD	1,000	(1,877)	37,829	(39,706)
Expedia, Inc.	1.00%	Goldman Sachs Bank USA	3/20/18	USD	1,500	(2,816)	53,959	(56,775)
Expedia, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/18	USD	1,000	(1,883)	29,391	(31,274)
Koninklijke DSM NV	1.00%	Credit Suisse International	3/20/18	EUR	7,600	(277,843)	(142,771)	(135,072)
Marks & Spencer Group PLC	1.00%	Credit Suisse International	3/20/18	EUR	1,320	13,271	56,418	(43,147)
Republic of Ireland	1.00%	Bank of America N.A.	3/20/18	USD	850	(3,112)	25,952	(29,064)
Republic of Ireland	1.00%	Deutsche Bank AG	3/20/18	USD	1,000	(3,661)	30,532	(34,193)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,750	132,248	342,033	(209,785)
Apache Corp.	1.00%	Bank of America N.A.	6/20/18	USD	1,250	(27,186)	(5,194)	(21,992)
AXA SA	1.00%	Barclays Bank PLC	6/20/18	EUR	4,870	(81,521)	116,758	(198,279)
AXA SA	1.00%	BNP Paribas S.A.	6/20/18	EUR	1,995	(33,395)	96,246	(129,641)
AXA SA	1.00%	Credit Suisse International	6/20/18	EUR	2,145	(35,906)	105,587	(141,493)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Goldman Sachs International	6/20/18	EUR	1,200	(114,891)	(5,713)	(109,178)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,000	(48,538)	(24,279)	(24,259)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,000	(47,825)	(20,993)	(26,832)
ConocoPhillips	1.00%	Citibank N.A.	6/20/18	USD	1,250	(43,965)	(33,142)	(10,823)
ConocoPhillips	1.00%	Citibank N.A.	6/20/18	USD	1,250	(43,965)	(32,696)	(11,269)
Credit Agricole SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	2,070	(252,149)	(88,066)	(164,083)
Haliburton Co.	1.00%	Barclays Bank PLC	6/20/18	USD	1,250	(38,754)	(23,302)	(15,452)
Haliburton Co.	1.00%	Citibank N.A.	6/20/18	USD	1,250	(38,754)	(24,482)	(14,272)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	10,350	(582,959)	1,254,179	(1,837,138)
iTraxx Sub Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	EUR	3,010	(19,889)	61,896	(81,785)
Occidental Petroleum Corp.	1.00%	Citibank N.A.	6/20/18	USD	1,250	(28,863)	(24,931)	(3,932)
Occidental Petroleum Corp.	1.00%	Citibank N.A.	6/20/18	USD	1,250	(28,863)	(22,310)	(6,553)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	6,590	58,008	103,736	(45,728)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	7,125	62,717	127,027	(64,310)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	7,135	62,805	97,665	(34,860)
Société Générale SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	2,070	(254,863)	(85,894)	(168,969)
Arrow Electronics, Inc.	1.00%	BNP Paribas S.A.	9/20/18	USD	4,920	(26,500)	30,177	(56,677)
Arrow Electronics, Inc.	1.00%	Deutsche Bank AG	9/20/18	USD	5,000	(29,429)	20,134	(49,563)
Arrow Electronics, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(26,930)	33,275	(60,205)
Caterpillar, Inc.	1.00%	BNP Paribas S.A.	9/20/18	USD	2,000	(46,474)	(18,447)	(28,027)
Caterpillar, Inc.	1.00%	Citibank N.A.	9/20/18	USD	2,000	(47,825)	(21,092)	(26,733)
Caterpillar, Inc.	1.00%	Credit Suisse International	9/20/18	USD	5,000	(116,184)	(25,959)	(90,225)
Citigroup, Inc.	1.00%	Goldman Sachs Bank USA	9/20/18	USD	10,000	(75,534)	40,300	(115,834)
The Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(70,892)	(21,522)	(49,370)
Firstenergy Corp.	1.00%	Barclays Bank PLC	9/20/18	USD	3,100	13,762	75,132	(61,370)
Firstenergy Corp.	1.00%	Barclays Bank PLC	9/20/18	USD	900	3,996	31,724	(27,728)
HSBC Bank PLC	1.00%	Goldman Sachs Bank USA	9/20/18	EUR	10,000	(176,318)	(10,254)	(166,064)
Monsanto Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(164,151)	(122,959)	(41,192)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	1,254	(148,700)	41,688	(190,388)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/18	EUR	10,880	(1,290,165)	361,687	(1,651,852)
Praxair, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(147,541)	(106,926)	(40,615)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	15,000	(572,440)	(499,743)	(72,697)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	29

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	OTC credit default swaps — buy protection outstanding as of January 31, 2014 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Beazer Homes USA, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	4,500	$(301,212)	$(33,058)	$(268,154)
Boston Scientific Corp.	1.00%	Credit Suisse International	12/20/18	USD	15,000	(270,744)	(181,678)	(89,066)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	15,000	(486,709)	(433,719)	(52,990)
Exelon Corp.	1.00%	Barclays Bank PLC	12/20/18	USD	1,800	37,390	38,512	(1,122)
Exelon Corp.	1.00%	Deutsche Bank AG	12/20/18	USD	10,700	(130,333)	(153,557)	23,224
Exelon Corp.	1.00%	Deutsche Bank AG	12/20/18	USD	6,700	(81,610)	(96,543)	14,933
Exelon Corp.	1.00%	Deutsche Bank AG	12/20/18	USD	5,300	(64,557)	(79,094)	14,537
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	10,000	28,116	294,421	(266,305)
International Business Machines Corp.	1.00%	Goldman Sachs International	12/20/18	USD	15,000	(482,024)	(433,719)	(48,305)
iTraxx Sub Financials Series 20 Version 1	1.00%	Bank of America N.A.	12/20/18	EUR	50,000	(64,245)	320,638	(384,883)
iTraxx Sub Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	38,550	(49,534)	518,771	(568,305)
iTraxx Sub Financials Series 20 Version 1	1.00%	Deutsche Bank AG	12/20/18	EUR	38,115	(48,975)	514,400	(563,375)
iTraxx Sub Financials Series 20 Version 1	1.00%	Deutsche Bank AG	12/20/18	EUR	13,600	(17,475)	(1,139)	(16,336)
iTraxx Sub Financials Series 20 Version 1	1.00%	Deutsche Bank AG	12/20/18	EUR	13,500	(18,358)	5,292	(23,650)
iTraxx Sub Financials Series 20 Version 1	1.00%	Deutsche Bank AG	12/20/18	EUR	13,500	(18,358)	27,929	(46,287)
iTraxx Sub Financials Series 20 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/18	EUR	21,000	(26,983)	25,062	(52,045)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	11,841	(396,933)	(330,647)	(66,286)
Microsoft Corp.	1.00%	Goldman Sachs International	12/20/18	USD	3,159	(105,889)	(89,798)	(16,091)
The Western Union Co.	1.00%	Credit Suisse International	12/20/18	USD	3,604	85,316	70,191	15,125
The Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	8,200	194,136	118,997	75,139
The Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	1,800	42,616	27,340	15,276
Hewlett-Packard Co.	1.00%	Deutsche Bank AG	3/20/19	USD	1,660	11,086	20,068	(8,982)
Hewlett-Packard Co.	1.00%	Deutsche Bank AG	3/20/19	USD	1,660	11,086	20,068	(8,982)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD	3,000	20,036	36,268	(16,232)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD	3,000	20,036	36,268	(16,232)
Marks & Spencer Group PLC	1.00%	Barclays Bank PLC	3/20/19	EUR	1,680	58,805	49,055	9,750
The Western Union Co.	1.00%	Credit Suisse International	3/20/19	USD	4,000	116,410	135,859	(19,449)
Total						$(8,672,014)	$2,397,439	$(11,069,453)

•	OTC credit default swaps — sold protection outstanding as of January 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/14	CCC	EUR	5,770	$(585,046)	$(962,519)	$377,473
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	BBB+	USD	5,000	92,950	(55,060)	148,010
Republic of Italy	1.00%	Citibank N.A.	12/20/16	BBB	USD	500	(3,352)	(46,532)	43,180
Republic of Italy	1.00%	Citibank N.A.	12/20/16	BBB	USD	200	(1,341)	(18,211)	16,870
Ardagh Packaging Finance PLC	5.00%	Barclays Bank PLC	9/20/17	CCC+	EUR	90	8,942	(6,761)	15,703
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	9/20/17	CCC+	EUR	140	13,910	(10,806)	24,716
CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse International	12/20/17	B+	USD	4,000	352,598	82,819	269,779
E. ON AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A-	EUR	500	10,418	5,003	5,415
Imperial Tobacco Group PLC	1.00%	Citibank N.A.	12/20/17	BBB	EUR	500	12,151	(1,232)	13,383

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	OTC credit default swaps — sold protection outstanding as of January 31, 2014 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Imperial Tobacco Group PLC	1.00%	Deutsche Bank AG	12/20/17	BBB	EUR	1,000	$24,303	$5,589	$18,714
Sabre Holdings Corp. TSG	5.00%	Goldman Sachs International	12/20/17	CCC+	USD	1,000	118,543	(48,446)	166,989
ThyssenKrupp AG	1.00%	Credit Suisse International	12/20/17	BB	EUR	800	(45,682)	(69,049)	23,367
ThyssenKrupp AG	1.00%	Goldman Sachs International	12/20/17	BB	EUR	600	(34,262)	(53,144)	18,882
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	BB	EUR	540	(30,835)	(47,829)	16,994
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	3/20/18	CCC+	EUR	1,350	123,377	13,412	109,965
Ardagh Packaging Finance PLC	5.00%	Deutsche Bank AG	3/20/18	CCC+	EUR	1,420	129,774	14,737	115,037
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/18	BB	EUR	2,500	449,471	239,562	209,909
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/18	BB	EUR	2,000	359,577	199,495	160,082
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	EUR	5,050	(76,958)	(258,762)	181,804
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	USD	59	(1,156)	(3,918)	2,762
Sabre Holdings Corp. TSG	5.00%	Goldman Sachs International	3/20/18	CCC+	USD	1,500	179,343	(24,752)	204,095
Sabre Holdings Corp. TSG	5.00%	Goldman Sachs International	3/20/18	CCC+	USD	1,500	179,343	(24,535)	203,878
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	650	117,095	26,226	90,869
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	640	115,293	33,098	82,195
Schaeffler Finance BV	5.00%	Credit Suisse International	3/20/18	B+	EUR	640	115,293	33,098	82,195
Swiss Reinsurnace Co. Ltd.	1.00%	Barclays Bank PLC	3/20/18	AA-	EUR	3,700	95,997	6,658	89,339
Swiss Reinsurnace Co. Ltd.	1.00%	Citibank N.A.	3/20/18	AA-	EUR	1,500	38,917	2,215	36,702
ThyssenKrupp AG	1.00%	Credit Suisse International	3/20/18	BB	EUR	1,450	(94,151)	(103,898)	9,747
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	6/20/18	B	USD	1,000	20,131	(70,381)	90,512
Advanced Micro Devices, Inc.	5.00%	Morgan Stanley Capital Services LLC	6/20/18	B	USD	1,600	32,210	(87,907)	120,117
Allianz SE	1.00%	JPMorgan Chase Bank N.A.	6/20/18	AA	EUR	4,550	164,404	(10,483)	174,887
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	6/20/18	CCC+	EUR	1,700	143,290	79,306	63,984
Aviva PLC	1.00%	Barclays Bank PLC	6/20/18	Not Rated	EUR	4,870	57,013	(109,131)	166,144
Aviva PLC	1.00%	BNP Paribas S.A.	6/20/18	Not Rated	EUR	1,995	23,356	(95,266)	118,622
Aviva PLC	1.00%	Credit Suisse International	6/20/18	Not Rated	EUR	2,145	25,112	(101,902)	127,014
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/18	A	EUR	1,480	17,117	(4,371)	21,488
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	A	EUR	7,070	46,716	(137,991)	184,707
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	A	EUR	4,450	29,405	(102,132)	131,537
iTraxx Sub Financials Series 19 Version 1	1.00%	Deutsche Bank AG	6/20/18	A	EUR	45,000	297,348	(1,170,582)	1,467,930
iTraxx Sub Financials Series 19 Version 1	1.00%	Deutsche Bank AG	6/20/18	A	EUR	8,130	53,721	(165,423)	219,144
iTraxx Sub Financials Series 19 Version 1	1.00%	Deutsche Bank AG	6/20/18	A	EUR	4,800	31,718	(129,306)	161,024
Muenchener Rueckversicherungs AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	Not Rated	EUR	4,550	157,372	35,762	121,610
RWE AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	4,060	51,085	42,780	8,305
Schaeffler Finance BV	5.00%	Barclays Bank PLC	6/20/18	B+	EUR	1,000	183,002	119,461	63,541
Telecom Italia SpA	1.00%	Bank of America N.A.	6/20/18	BB+	EUR	2,210	(152,762)	(244,139)	91,377
Telecom Italia SpA	1.00%	Barclays Bank PLC	6/20/18	BB+	EUR	1,095	(75,690)	(132,110)	56,420
Telecom Italia SpA	1.00%	Goldman Sachs International	6/20/18	BB+	EUR	1,115	(77,073)	(118,056)	40,983

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	31

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	OTC credit default swaps — sold protection outstanding as of January 31, 2014 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Tesco PLC	1.00%	Goldman Sachs International	6/20/18	BBB+	EUR	4,060	$56,196	$66,851	$(10,655)
ThyssenKrupp AG	1.00%	Barclays Bank PLC	6/20/18	BB	EUR	1,000	(75,048)	(70,742)	(4,306)
ThyssenKrupp AG	1.00%	Credit Suisse International	6/20/18	BB	EUR	1,200	(90,058)	(105,024)	14,966
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	9/20/18	B	USD	1,000	10,857	(71,203)	82,060
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	9/20/18	B	USD	750	8,143	(28,844)	36,987
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank N.A.	9/20/18	B	USD	1,000	10,857	(62,527)	73,384
Ford Motor Co.	5.00%	Bank of America N.A.	9/20/18	BBB-	USD	2,500	447,960	378,350	69,610
Ford Motor Co.	5.00%	Barclays Bank PLC	9/20/18	BBB-	USD	2,500	447,960	367,122	80,838
Ford Motor Co.	5.00%	Citibank N.A.	9/20/18	BBB-	USD	2,000	352,785	307,101	45,684
Ford Motor Co.	5.00%	Goldman Sachs International	9/20/18	BBB-	USD	3,000	537,552	425,909	111,643
General Electric Capital Corp.	1.00%	Deutsche Bank AG	9/20/18	AA+	USD	20,000	262,483	(184,753)	447,236
MGIC Investment Corp.	5.00%	Bank of America N.A.	9/20/18	B-	USD	2,150	222,216	87,049	135,167
Radian Group, Inc.	5.00%	Bank of America N.A.	9/20/18	B-	USD	2,150	212,901	135,945	76,956
Schaeffler Finance BV	5.00%	Citibank N.A.	9/20/18	B+	EUR	2,400	445,431	281,625	163,806
Telecom Italia SpA	1.00%	Goldman Sachs International	9/20/18	BB+	EUR	3,650	(287,166)	(506,166)	219,000
ThyssenKrupp AG	1.00%	Bank of America N.A.	9/20/18	BB	EUR	1,560	(132,865)	(167,908)	35,043
Thyssenkrupp AG	1.00%	Citibank N.A.	9/20/18	BB	EUR	2,230	(189,929)	(257,900)	67,971
Thyssenkrupp AG	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BB	EUR	2,230	(189,929)	(258,971)	69,042
TRW Automotive, Inc.	1.00%	Goldman Sachs International	9/20/18	BBB-	USD	3,000	(21,738)	(55,711)	33,973
TRW Automotive, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB-	USD	2,500	(18,115)	(43,353)	25,238
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	12/20/18	B	USD	2,000	2,804	(32,731)	35,535
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	12/20/18	CCC+	EUR	2,000	138,035	(28,677)	166,712
Barrick Gold Corp.	1.00%	Citibank N.A.	12/20/18	BBB	USD	4,500	(152,918)	(210,003)	57,085
Barrick Gold Corp.	1.00%	Citibank N.A.	12/20/18	BBB	USD	3,727	(126,660)	(210,432)	83,772
Bayerische Landesbank	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	8,870	57,969	27,667	30,302
General Motors Co.	5.00%	Bank of America N.A.	12/20/18	BB+	USD	4,000	660,723	613,622	47,101
General Motors Co.	5.00%	Barclays Bank PLC	12/20/18	BB+	USD	4,450	735,054	636,909	98,145
K. Hovnanian Enterprises, Inc.	5.00%	Credit Suisse International	12/20/18	CCC	USD	2,200	105,309	(54,878)	160,187
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	CCC	USD	4,500	215,405	(103,444)	318,849
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	CCC	USD	2,300	110,096	(61,569)	171,665
MGIC Investment Corp.	5.00%	Morgan Stanley Capital Services LLC	12/20/18	B-	USD	1,525	135,454	124,717	10,737
MGIC Investment Corp.	5.00%	Morgan Stanley Capital Services LLC	12/20/18	B-	USD	1,525	135,454	124,918	10,536
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/18	CCC	EUR	1,140	(674,187)	(576,604)	(97,583)
Radian Group, Inc.	5.00%	Morgan Stanley Capital Services LLC	12/20/18	B-	USD	1,525	146,957	124,918	22,039
Radian Group, Inc.	5.00%	Morgan Stanley Capital Services LLC	12/20/18	B-	USD	1,325	127,683	108,535	19,148
TRW Automotive, Inc.	1.00%	Goldman Sachs International	12/20/18	BBB-	USD	5,000	(57,691)	(64,655)	6,964
CNH Global NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	609,733	620,628	(10,895)
CNH Global NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	609,733	632,682	(22,949)

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	OTC credit default swaps — sold protection outstanding as of January 31, 2014 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Time Warner Cable, Inc.	1.00%	Credit Suisse International	3/20/19	BBB	USD	2,565	$(96,043)	$(132,013)	$35,970
Time Warner Cable, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB	USD	5,130	(248,887)	(225,244)	(23,643)
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,035	(233,725)	(292,948)	59,223
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,350	(251,971)	(333,523)	81,552
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	4,350	(251,970)	(309,905)	57,935
Total							$6,398,837	$(2,860,593)	$9,259,430

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC total return swaps outstanding as of January 31, 2014 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen AG	3-month EURIBOR plus 0.03%[1]	JPMorgan Chase Bank N.A.	4/02/14	EUR	32,000	$538,966	—	$538,966
Volkswagen AG	3-month EURIBOR plus 0.03%[1]	JPMorgan Chase Bank N.A.	4/02/14	EUR	20,890	351,891	—	351,891
Volkswagen AG	3-month EURIBOR plus 0.03%[1]	JPMorgan Chase Bank N.A.	4/02/14	EUR	6,419	139,749	—	139,749
Volkswagen AG	3-month EURIBOR plus 0.03%[1]	JPMorgan Chase Bank N.A.	4/02/14	EUR	5,919	99,705	—	99,705
Volkswagen AG	3-month EURIBOR plus 0.03%[1]	JPMorgan Chase Bank N.A.	4/02/14	EUR	5,000	84,213	—	84,213
Volkswagen AG	3-month EURIBOR plus 0.03%[1]	JPMorgan Chase Bank N.A.	4/02/14	EUR	5,000	84,213	—	84,213
Volkswagen AG	3-month EURIBOR minus 0.05%[1]	JPMorgan Chase Bank N.A.	4/14/14	EUR	42,000	825,266	—	825,266
International Airlines Group SA	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	8/29/14	GBP	246,146	(431,381)	—	(431,381)
United Technologies Corp.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	9/15/14	USD	9,250	(61,766)	—	(61,766)
United Technologies Corp.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	9/26/14	USD	9,206	(11,285)	—	(11,285)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	11/08/14	EUR	12,307,018	(2,457,378)	—	(2,457,378)
International Airlines Group SA	3-month LIBOR plus 0.10%[1]	BNP Paribas S.A.	11/12/14	GBP	71,750	(37,885)	—	(37,885)
Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	11/12/14	EUR	507,494	587,947	—	587,947
International Airlines Group SA	1-month LIBOR minus 0.30%[1]	Credit Suisse International	11/17/14	GBP	45,020	7,793	—	7,793
Texas Instruments, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	1/06/15	USD	17,410	9,723	—	9,723
Texas Instruments, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	1/08/15	USD	17,420	12,613	—	12,613
International Airlines Group SA	3-month LIBOR minus 0.30%[1]	Citibank N.A.	1/09/15	GBP	546,432	133,677	—	133,677
Texas Instruments, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	1/13/15	USD	23,485	(6,092)	—	(6,092)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	33

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	OTC total return swaps outstanding as of January 31, 2014 were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	1/19/15	EUR	13,716	(321,511)	—	(321,511)
Texas Instruments, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	1/20/15	USD	23,025	20,948	—	20,948
UniCredit SpA	3-month EURIBOR plus 0.10%[1]	Bank of America N.A.	1/21/15	EUR	887,000	423,089	—	423,089
NetApp, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	1/26/15	USD	28,400	—	—	—
NetApp, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	1/27/15	USD	17,000	—	—	—
International Airlines Group SA	3-month LIBOR minus 0.10%[1]	Bank of America N.A.	1/29/15	GBP	15,293	(602)	—	(602)
Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	1/30/15	EUR	23,867	—	—	—
Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	1/30/15	EUR	19,844	—	—	—
Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	2/02/15	EUR	39,680	—	—	—
Total						$(8,107)	—	$(8,107)

[1]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$121,302,088	$75,193,091	$196,495,179
Common Stocks	$29,065,474	10,894,407	—	39,959,881
Corporate Bonds	—	2,542,134,827	38,383,481	2,580,518,308
Floating Rate Loan Interests	—	241,972,683	8,452,587	250,425,270
Foreign Agency Obligations	—	21,186,412	—	21,186,412
Foreign Government Obligations	—	58,516,286	—	58,516,286
Non-Agency Mortgage-Backed Securities	—	27,521,608	—	27,521,608
Preferred Securities	46,031,503	256,319,562	—	302,351,065
U.S. Treasury Obligations	—	2,243,766	—	2,243,766
Short-Term Securities:
Borrowed Bond Agreements	—	855,941,790	—	855,941,790
Money Market Funds	1,429,570,075	—	—	1,429,570,075
Options Purchased:
Equity Contracts	547,555	—	—	547,555
Credit Contracts	—	3,049,815	—	3,049,815
Liabilities:
Investments in Securities:
Borrowed Bonds	—	(868,059,109)	—	(868,059,109)
Total	$1,505,214,607	$3,273,024,135	$122,029,159	$4,900,267,901

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$12,128,885	—	$12,128,885
Equity contracts	$772,835	3,319,793	—	4,092,628
Foreign currency exchange contracts	—	11,632,063	—	11,632,063
Interest rate contracts	10,412	—	—	10,412
Liabilities:
Credit contracts	—	(12,919,960)	—	(12,919,960)
Equity contracts	—	(3,327,900)	—	(3,327,900)
Foreign currency exchange contracts	—	(156,001)	—	(156,001)
Interest rate contracts	(16,078,867)	—	—	(16,078,867)
Total	$(15,295,620)	$10,676,880	—	$(4,618,740)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	35

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$8,006,013	—	—	$8,006,013
Foreign currency at value	30,982,250	—	—	30,982,250
Cash pledged as collateral for borrowed bond agreements	16,304,000	—	—	16,304,000
Cash pledged as collateral for OTC derivatives	4,240,000	—	—	4,240,000
Cash pledged for centrally cleared swaps	5,942,000	—	—	5,942,000
Cash pledged for financial futures contracts	15,854,000	—	—	15,854,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(4,600,000)	—	(4,600,000)
Total	$81,328,263	$(4,600,000)	—	$76,728,263

There were no transfers between Level 1 and Level 2 during the six months ended January 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of July 31, 2013	$22,068,261	—	6,307,006	$28,375,267
Transfers into Level 3	7,014,952	—	—	7,014,952
Transfers out of Level 3	(15,046,461)	—	(3,857,707)	(18,904,168)
Accrued discounts/premiums	24,141	165,836	28,804	218,781
Net realized gain (loss)	67,413	—	24,159	91,572
Net change in unrealized appreciation/depreciation[1]	(911,812)	(609,787)	(1,500)	(1,523,099)
Purchases	67,499,235	38,827,432	6,239,325	112,565,992
Sales	(5,522,638)	—	(287,500)	(5,810,138)
Closing Balance, as of January 31, 2014	$75,193,091	$38,383,481	$8,452,587	$122,029,159

Net change in unrealized appreciation/depreciation on investments held as of January 31, 2014	$(847,182)	$(609,787)	$(1,500)	$(1,458,469)

[1]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JANUARY 31, 2014

Statements of Assets and Liabilities

January 31, 2014 (Unaudited)	BlackRock Commodity Strategies Fund[1]	BlackRock Global Long/Short Credit Fund

Assets
Investments at value — unaffiliated[2,3]	$389,373,033	$4,338,756,935
Investments at value — affiliated[4]	16,327,203	1,429,570,075
Cash	3,722,844	8,006,013
Cash pledged as collateral for borrowed bond agreements	—	16,304,000
Cash pledged as collateral for OTC derivatives	—	4,240,000
Cash pledged for centrally cleared swaps	—	5,942,000
Cash pledged for financial futures contracts	—	15,854,000
Foreign currency at value[5]	28,025	30,982,250
Variation margin receivable on centrally cleared swaps		1,781,030
Variation margin receivable on financial futures contracts	—	105,636
Investments sold receivable	18,838,795	36,329,899
Swap premiums paid	—	12,745,771
Unrealized appreciation on foreign currency exchange contracts	1,605	11,632,063
Unrealized appreciation on OTC swaps	—	12,917,238
Capital shares sold receivable	568,142	41,216,091
Swaps receivable	—	100,983
Dividends receivable — unaffiliated	81,171	199,919
Interest receivable	11,440	38,697,783
Receivable from Manager	3,411	—
Securities lending income receivable — affiliated	741	—
Dividends receivable — affiliated	282	42,739
Prepaid expenses	32,092	225,257

Total assets	428,988,784	6,005,649,682

Liabilities
Options written at value[6]	—	1,344,895
Borrowed bonds at value[7]	—	868,059,109
Cash received as collateral for OTC derivatives	—	4,600,000
Variation margin payable on financial futures contracts	—	3,495,035
Collateral on securities loaned at value	720,425	—
Investments purchased payable	18,632,011	156,756,273
Swap premiums received	—	13,208,925
Unrealized depreciation on foreign currency exchange contracts	1,779	156,001
Unrealized depreciation on OTC swaps	—	14,735,368
Interest expense payable	—	7,156,774
Income dividends payable	—	2,146,949
Capital shares redeemed payable	581,539	10,250,401
Swaps payable	—	178,373
Investment advisory fees payable	396,752	3,523,321
Other affiliates payable	26,147	199,205
Service and distribution fees payable	11,200	596,368
Officer’s and Trustees’ fees payable	1,873	—
Other accrued expenses payable	102,638	462,228

Total liabilities	20,474,364	1,086,869,225

Net Assets	$408,514,420	$4,918,780,457

Net Assets Consist of
Paid-in capital	$458,096,500	$4,849,914,362
Undistributed net investment income (loss)	(1,384,142)	7,449,450
Accumulated net realized loss	(38,921,381)	(16,184,111)
Net unrealized appreciation/depreciation	(9,276,557)	77,600,756

Net Assets	$408,514,420	$4,918,780,457

[1] Consolidated Statement of Assets and Liabilities.
[2] Investments at cost — unaffiliated	$398,648,382	$4,232,643,704
[3] Securities loaned at value	$687,212	—
[4] Investments at cost — affiliated	$16,327,203	$1,429,570,075
[5] Foreign currency at cost	$28,022	$31,183,349
[6] Premiums received	—	$470,149
[7] Proceeds received from borrowed bond agreements	—	$843,057,760

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	37

Statements of Assets and Liabilities (concluded)

January 31, 2014 (Unaudited)	BlackRock Commodity Strategies Fund[1]	BlackRock Global Long/Short Credit Fund

Net Asset Value
Institutional
Net assets	$383,673,438	$2,838,005,785

Shares outstanding[2]	41,723,011	262,862,467

Net asset value	$9.20	$10.80

Investor A
Net assets	$16,297,468	$1,787,111,017

Shares outstanding[2]	1,778,823	165,765,989

Net asset value	$9.16	$10.78

Investor C
Net assets	$8,543,514	$293,663,655

Shares outstanding[2]	948,773	27,371,569

Net asset value	$9.00	$10.73

[1]	Consolidated Statement of Assets and Liabilities.

[2]	Unlimited shares authorized, $0.001 par value.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JANUARY 31, 2014

Statements of Operations

Six Months Ended January 31, 2014 (Unaudited)	BlackRock Commodity Strategies Fund[1]	BlackRock Global Long/Short Credit Fund

Investment Income
Interest	$23,177	$53,099,015
Dividends — unaffiliated	2,075,781	—
Foreign taxes withheld	(81,630)	—
Dividends — affiliated	2,783	325,317
Other income — affiliated	30,679	—
Securities lending — affiliated — net	2,919	—

Total income	2,053,709	53,424,332

Expenses
Investment advisory	2,421,652	16,831,110
Administration	157,934	1,104,285
Service and distribution — class specific	73,413	2,922,902
Professional	52,951	56,595
Administration — class specific	52,662	266,956
Transfer agent — class specific	50,457	960,516
Registration	23,940	157,588
Custodian	22,199	96,786
Printing	10,508	19,595
Officer and Trustees	7,564	36,959
Miscellaneous	22,845	77,937
Recoupment of past waived fees	—	143
Recoupment of past waived fees — class specific	7,832	60,066

Total expenses excluding interest expense	2,903,957	22,591,438
Interest expense	—	8,605,021

Total expenses	2,903,957	31,196,459
Less fees waived by Manager	(97,358)	(527,759)
Less administration fees waived — class specific	(3,512)	—
Less transfer agent fees waived — class specific	(451)	—
Less transfer agent fees reimbursed — class specific	(19,721)	—

Total expenses after fees waived and/or reimbursed	2,782,915	30,668,700

Net investment income (loss)	(729,206)	22,755,632

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(9,243,323)	27,992,024
Investments — affiliated	—	29,195
Options written	—	1,760,629
Financial futures contracts	—	(6,671,464)
Swaps	—	(6,052,777)
Foreign currency transactions	15,217	(45,379,190)
Borrowed bonds	—	12,719,805

	(9,228,106)	(15,601,778)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	10,906,615	97,907,498
Options written	—	(874,746)
Financial futures contracts	—	(15,947,312)
Swaps	—	968,298
Foreign currency translations	230	19,913,855
Borrowed bonds	—	(30,464,924)

	10,906,845	71,502,669

Total realized and unrealized gain	1,678,739	55,900,891

Net Increase in Net Assets Resulting from Operations	$949,533	$78,656,523

[1]	Consolidated Statement of Operations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	39

Statements of Changes in Net Assets

	BlackRock Commodity Strategies Fund[1]		BlackRock Global Long/Short Credit Fund
Increase in Net Assets:	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Operations
Net investment income (loss)	$(729,206)	$(912,271)	$22,755,632	$9,609,676
Net realized gain (loss)	(9,228,106)	(28,129,385)	(15,601,778)	4,605,180
Net change in unrealized appreciation/depreciation	10,906,845	(17,132,609)	71,502,669	5,500,223

Net increase (decrease) in net assets resulting from operations	949,533	(46,174,265)	78,656,523	19,715,079

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	—	(68,445)[2]	(13,954,737)	(2,005,733)[2]
Investor A	—	—	(7,420,322)	(1,302,564)[2]
Investor C	—	—	(353,675)	(227,628)[2]
Net realized gain:
Institutional	—	—	—	(4,565,150)[2]
Investor A	—	—	—	(2,964,703)[2]
Investor C	—	—	—	(518,094)[2]
Return of capital:
Institutional	—	—	—	(585,625)[2]
Investor A	—	—	—	(380,317)[2]
Investor C	—	—	—	(66,462)[2]

Decrease in net assets resulting from dividends and distributions to shareholders	—	(68,445)	(21,728,734)	(12,616,276)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,086,725	365,822,228	2,459,063,072	2,178,061,981

Net Assets
Total increase in net assets	2,036,258	319,579,518	2,515,990,861	2,185,160,784
Beginning of period	406,478,162	86,898,644	2,402,789,596	217,628,812

End of period	$408,514,420	$406,478,162	$4,918,780,457	$2,402,789,596

Undistributed net investment income (loss), at end of period	$(1,384,142)	$(654,936)	$7,449,450	$6,422,552

[1]	Consolidated Statement of Changes in Net Assets.

[2]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JANUARY 31, 2014

Consolidated Statement of Cash Flows

Six Months Ended January 31, 2014 (Unaudited)	BlackRock Commodity Strategies Fund

Cash Used for Operating Activities
Net increase in net assets resulting from operations	$949,533
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Increase in interest receivable	(7,170)
Decrease in dividends receivable — unaffiliated	64,476
Decrease in dividends receivable — affiliated	353
Increase in securities lending income receivable — affiliated	(741)
Decrease in receivable from Manager	1,263
Increase in prepaid expenses	(21,896)
Increase in collateral on securities loaned at value	720,425
Increase in investment advisory fees payable	34,600
Increase in other affiliates payable	3,610
Decrease in service and distribution fees payable	(1,426)
Increase in Officer’s and Trustees’ fees payable	615
Decrease in other accrued expenses payable	(12,987)
Net realized gain (loss) on investments	9,243,323
Net unrealized gain (loss) on investments and foreign currency translations	(10,906,762)
Amortization of premium and accretion of discount on investments	233
Proceeds from sales of long-term investments	60,255,538
Purchases of long-term investments	(56,917,756)
Net purchases of short-term securities	(4,369,285)

Cash used for operating activities	(964,054)

Cash Provided by Financing Activities
Proceeds from issuance of capital shares	36,373,041
Payments on redemption of capital shares	(31,690,480)

Cash provided by financing activities	4,682,561

Cash impact from foreign exchange fluctuations
Cash impact from foreign exchange fluctuations	(83)

Cash and Foreign Currency
Net increase in cash and foreign currency	3,718,424
Cash and foreign currency at beginning of period	32,445

Cash and foreign currency at end of period	$3,750,869

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	41

Consolidated Financial Highlights	BlackRock Commodity Strategies Fund

	Institutional			Investor A
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Period October 3, 2011[1] to July 31, 2012	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Period October 3, 2011[1] to July 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$9.17	$9.93	$10.00	$9.15	$9.93	$10.00

Net investment loss[2]	(0.02)	(0.03)	(0.01)	(0.02)	(0.04)	(0.02)
Net realized and unrealized gain (loss)	0.05	(0.73)	0.22	0.03	(0.74)	0.22

Net increase (decrease) from investment operations	0.03	(0.76)	0.21	0.01	(0.78)	0.20

Dividends and distributions from:
Net investment income	—	(0.00)[3,4]	(0.01)[3]	—	—	(0.00)[3,4]
Net realized gain	—	—	(0.27)[3]	—	—	(0.27)[3]

Total dividends and distributions	—	(0.00)[4]	(0.28)	—	—	(0.27)

Net asset value, end of period	$9.20	$9.17	$9.93	$9.16	$9.15	$9.93

Total Investment Return[5]
Based on net asset value	0.33%[6]	(7.63)%	2.00%[6]	0.11%[6]	(7.86)%	1.97%[6]

Ratios to Average Net Assets
Total expenses	1.34%[7,8]	1.38%[9]	1.87%[8,10]	1.73%[7,8]	1.79%[9]	2.08%[8,10]

Total expenses excluding recoupment of past waived fees	1.34%[7,8]	1.38%[9]	1.87%[8,10]	1.73%[7,8]	1.79%[9]	2.08%[8,10]

Total expenses after fees waived and/or reimbursed	1.29%[7,8]	1.29%[9]	1.30%[8]	1.50%[7,8]	1.50%[9]	1.50%[8]

Net investment loss	(0.32)%[7,8]	(0.24%)[9]	(0.08)%[8]	(0.51)%[7,8]	(0.39%)[9]	(0.26)%[8]

Supplemental Data
Net assets, end of period (000)	$383,673	$378,747	$62,974	$16,297	$17,399	$15,274

Portfolio turnover	28%	63%	127%	28%	63%	127%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[10]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 1.89% and 2.08%, respectively.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JANUARY 31, 2014

Consolidated Financial Highlights (concluded)	BlackRock Commodity Strategies Fund

	Investor C
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Period October 3, 2011[1] to July 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$9.02	$9.87	$10.00

Net investment loss[2]	(0.06)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	0.04	(0.74)	0.22

Net increase (decrease) from investment operations	(0.02)	(0.85)	0.14

Dividends and distributions from:
Net investment income	—	—	—
Net realized gain	—	—	(0.27)[3]

Total dividends and distributions	—	—	(0.27)

Net asset value, end of period	$9.00	$9.02	$9.87

Total Investment Return[4]
Based on net asset value	(0.22)%[5]	(8.61)%	1.29%[5]

Ratios to Average Net Assets
Total expenses	2.44%[6,7]	2.49%[8]	2.85%[7,9]

Total expenses excluding recoupment of past waived fees	2.44%[6,7]	2.49%[8]	2.85%[7,9]

Total expenses after fees waived and/or reimbursed	2.25%[6,7]	2.25%[8]	2.24%[7]

Net investment loss	(1.24)%[6,7]	(1.14%)[8]	(0.97)%[7]

Supplemental Data
Net assets, end of period (000)	$8,544	$10,332	$8,651

Portfolio turnover	28%	63%	127%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[7]	Annualized.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor C Shares would have been 2.85%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	43

Financial Highlights	BlackRock Global Long/Short Credit Fund

	Institutional			Investor A
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Period September 30, 2011[1] to July 31, 2012	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Period September 30, 2011[1] to July 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$10.63	$10.32	$10.00	$10.61	$10.30	$10.00

Net investment income[2]	0.11	0.15	0.06	0.09	0.12	0.06
Net realized and unrealized gain	0.13	0.41	0.30	0.13	0.42	0.28

Net increase from investment operations	0.24	0.56	0.36	0.22	0.54	0.34

Dividends and distributions from:
Net investment income	(0.07)	(0.13)[3]	(0.03)[3]	(0.05)	(0.11)[3]	(0.03)[3]
Net realized gain	—	(0.11)[3]	(0.01)[3]	—	(0.11)[3]	(0.01)[3]
Return of capital	—	(0.01)[3]	—	—	(0.01)[3]	—

Total dividends and distributions	(0.07)	(0.25)	(0.04)	(0.05)	(0.23)	(0.04)

Net asset value, end of period	$10.80	$10.63	$10.32	$10.78	$10.61	$10.30

Total Investment Return[4]
Based on net asset value	2.26%[5]	5.45%	3.55%[5]	2.12%[5]	5.23%	3.32%[5]

Ratios to Average Net Assets
Total expenses	1.50%[6,7]	1.56%	1.73%[7,8]	1.78%[6,7]	1.79%	1.93%[7,8]

Total expenses excluding recoupment of past waived fees	1.50%[6,7]	1.54%	1.73%[7,8]	1.77%[6,7]	1.77%	1.93%[7,8]

Total expenses after fees waived and/or reimbursed	1.47%[6,7]	1.53%	1.46%[7]	1.75%[6,7]	1.75%	1.66%[7]

Total expenses after fees waived, reimbursed and excluding interest expense	1.01%[6,7]	1.18%	1.20%[7]	1.29%[6,7]	1.40%	1.39%[7]

Net investment income	1.39%[6,7]	1.38%	0.70%[7]	1.10%[6,7]	1.11%	0.67%[7]

Supplemental Data
Net assets, end of period (000)	$2,838,006	$1,335,924	$133,444	$1,787,111	$910,247	$71,053

Portfolio turnover	55%	185%	355%	55%	185%	355%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.07%.

[7]	Annualized.

[8]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 1.75% and 1.93%, respectively.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JANUARY 31, 2014

Financial Highlights (concluded)	BlackRock Global Long/Short Credit Fund

	Investor C
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Period September 30, 2011[1] to July 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$10.56	$10.26	$10.00

Net investment income (loss)[2]	0.03	0.04	(0.01)
Net realized and unrealized gain	0.16	0.41	0.29

Net increase from investment operations	0.19	0.45	0.28

Dividends and distributions from:
Net investment income	(0.02)	(0.03)[3]	(0.01)[3]
Net realized gain	—	(0.11)[3]	(0.01)[3]
Return of capital	—	(0.01)[3]	—

Total dividends and distributions	(0.02)	(0.15)	(0.02)

Net asset value, end of period	$10.73	$10.56	$10.26

Total Investment Return[4]
Based on net asset value	1.75%[5]	4.39%	2.79%[5]

Ratios to Average Net Assets
Total expenses	2.50%[6,7]	2.50%	2.66%[7,8]

Total expenses excluding recoupment of past waived fees	2.50%[6,7]	2.48%	2.66%[7,8]

Total expenses after fees waived and/or reimbursed	2.47%[6,7]	2.47%	2.40%[7]

Total expenses after fees waived, reimbursed and excluding interest expense	2.01%[6,7]	2.12%	2.14%[7]

Net investment income (loss)	0.37%[6,7]	0.39%	(0.16)%[7]

Supplemental Data
Net assets, end of period (000)	$293,664	$156,619	$13,132

Portfolio turnover	55%	185%	355%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.07%.

[7]	Annualized.

[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor C Shares would have been 2.66%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	45

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massa-chusetts business trust. BlackRock Commodity Strategies Fund (“Commodity Strategies”) and BlackRock Global Long/Short Credit Fund (“Global Long/Short Credit”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. Commodity Strategies is classified as non-diversified and Global Long/Short Credit is classified as diversified.

Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Basis of Consolidation: The accompanying consolidated financial statements of Commodity Strategies include the accounts of BlackRock Cayman Commodity Strategies Fund, Ltd. (the “Subsidiary”), which is a wholly owned subsidiary of Commodity Strategies and primarily invests in commodity-related instruments. The Subsidiary enables Commodity Strategies to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Commodity Strategies may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Commodity Strategies.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Commodity Strategies values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the

46	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. Commodity Strategies may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where each Fund enters into certain investments (e.g., financial futures contracts, foreign currency exchange contracts, options written, swaps or short sales) that would be “senior securities” for 1940 Act purposes, each Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, each Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized

BLACKROCK FUNDS	JANUARY 31, 2014	47

Notes to Financial Statements (continued)

and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. Dividends from net investment income are declared and paid at least annually for Commodity Strategies. Global Long/Short Credit’s dividends from net investment income are declared daily and paid monthly. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Net income and realized gains from Subsidiary investments are treated as ordinary income for tax purposes. Accordingly, the net investment income (loss) and realized gains (losses) reported in Commodity Strategies’s financial statements presented under US GAAP for such investments held by the Subsidiary may differ significantly from income dividends and capital gain distributions. As such, any net gain will pass through to Commodity Strategies as ordinary income for federal income tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset Commodity Strategies’s ordinary income and/or capital gains for that year.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remain open for the year ended July 31, 2013 and the period ended July 31, 2012. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Global Long/Short Credit may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Funds may have to subsequently reinvest the proceeds at lower interest rates. If Global Long/ Short Credit has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Global Long/Short Credit may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Fred-die Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury.

Collateralized Debt Obligations: Global Long/Short Credit may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity which is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Global Long/Short Credit may invest in multiple class pass-through securities, including collateralized

48	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, Global Long/Short Credit may not fully recoup its initial investment in IOs.

Zero-Coupon Bonds: Global Long/Short Credit may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Commodity-Linked Notes: Commodity Strategies may invest in commodity-linked notes to provide exposure to the investment returns of the commodities markets, without investing directly in commodities. In a commodity-linked note, Commodity Strategies purchases a note and, in return, the issuer typically provides for an interest payment and a principal payment at maturity linked to the price movement of the underlying commodity index less an agreed-upon fee. These notes may be issued by US and foreign banks, brokerage firms, insurance companies and other corporations. Performance of a particular commodity index will affect the value of the commodity-linked note. The value of the commodity-linked note is generally based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index. In addition to credit, interest rate and counterparty risk typically associated with traditional debt investments, commodity-linked notes are subject to risks affecting the underlying commodity index. The value of the commodity-linked notes may fluctuate by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The commodity-linked notes have an automatic redemption feature if the underlying index declines from the original trade date by the amount specified in the agreement.

Commodity Strategies has the option to request prepayment from the issuer at any time. The value of the commodity-linked note, which is marked-to-market daily, is recorded on the Consolidated Statement of Assets and Liabilities. The daily change in value, including any fees to be paid, is included in net change in unrealized appreciation/depreciation on investments on the Consolidated Statement of Operations. Interest accruals are included in interest income on the Consolidated Statement of Operations. Commodity Strategies realizes a gain or loss when a commodity-linked note is sold or matures.

Capital Trusts and Trust Preferred Securities: Global Long/Short Credit may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Global Long/Short Credit may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Global Long/Short Credit may invest in floating rate loan interests. The floating rate loan interests Global Long/ Short Credit holds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. Global Long/Short Credit may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating

BLACKROCK FUNDS	JANUARY 31, 2014	49

Notes to Financial Statements (continued)

rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. Global Long/Short Credit considers these investments to be investments in debt securities for purposes of its investment policies.

When Global Long/Short Credit purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, Global Long/Short Credit may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by Global Long/Short Credit upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. Global Long/Short Credit may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. Global Long/Short Credit may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in Global Long/Short Credit having a contractual relationship only with the lender, not with the borrower. Global Long/Short Credit will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, Global Long/Short Credit generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and Global Long/Short Credit may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, Global Long/Short Credit will assume the credit risk of both the borrower and the lender that is selling the Participation. Global Long/ Short Credit’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, Global Long/Short Credit may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in Global Long/Short Credit having a direct contractual relationship with the borrower, and Global Long/Short Credit may enforce compliance by the borrower with the terms of the loan agreement.

Borrowed Bond Agreements: Global Long/Short Credit may enter into borrowed bond agreements. In a borrowed bond agreement, Global Long/Short Credit borrows a bond from a counterparty in exchange for cash collateral with the commitment that the security and the cash will be returned to the counterparty and Global Long/Short Credit, respectively, at a mutually agreed upon rate and date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between Global Long/Short Credit and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. Full realization of the collateral by Global Long/Short Credit may be limited if the value of an investment purchased with the cash collateral by the lender decreases. Global Long/Short Credit may also experience delays in gaining access to the collateral.

Borrowed bond agreements are entered into by Global Long/Short Credit under Master Repurchase Agreements (“MRA”), which permit Global Long/Short Credit, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from Global Long/Short Credit. With borrowed bond agreements, typically Global Long/Short Credit and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, Global Long/Short Credit receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by Global Long/Short Credit upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, Global Long/Short Credit is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

50	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

The following table is a summary of Global Long/Short Credit’s open borrowed bond agreements by counterparty which are subject to offset under a MRA on a net basis as of January 31, 2014:

Counterparty	Borrowed Bond Agreements[1]	Borrowed Bonds at Value Including Accrued Interest[2]	Exposure Due to Counterparty before Collateral	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Collateral Pledged	Net Exposure Due (to)/from Counterparty[3]
Barclays Bank PLC	$187,033,426	$(194,321,663)	$(7,288,237)	—	$8,636,000	$8,636,000	$1,347,763
Barclays Capital, Inc.	35,971,250	(35,980,891)	(9,641)	—	—	—	(9,641)
Citigroup Global Markets, Inc.	42,493,250	(43,567,512)	(1,074,262)	$768,302		$768,302	(305,960)
Credit Suisse Securities (USA) LLC	378,772,077	(387,613,265)	(8,841,188)	1,489,894	$6,103,000	7,592,894	(1,248,294)
Deutsche Bank Securities, Inc.	9,900,000	(10,162,386)	(262,386)	—	—	—	(262,386)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	201,771,787	(203,570,166)	(1,798,379)	—	1,565,000	1,565,000	(233,379)

Total	$855,941,790	$(875,215,883)	$(19,274,093)	$2,258,196	$16,304,000	$18,562,196	$(711,897)

[1]	Included in Investments at value — unaffiliated in the Statements of Assets and Liabilities.

[2]	Includes accrued interest on borrowed bonds in the amount of $ 7,156,774 which is shown as interest expense payable in the Statements of Assets and Liabilities.

[3]	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Short Sales: Global Long/Short Credit may enter into short sale transactions in which Global Long/Short Credit sells a security it does not hold in anticipation of a decline in the market price of that security. When Global Long/Short Credit makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by Global Long/Short Credit is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. Global Long/Short Credit is required to repay the counterparty interest on the security sold short, which is shown as interest expense in the Statements of Operations. Global Long/Short Credit is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which Global Long/Short Credit sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance Global Long/Short Credit will be able to close out a short position at a particular time or at an acceptable price.

Securities Lending: Commodity Strategies may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by Commodity Strategies should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of Commodity Strategies and any additional required collateral is delivered to Commodity Strategies on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, Commodity Strategies earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by a Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and Commodity Strategies can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

BLACKROCK FUNDS	JANUARY 31, 2014	51

Notes to Financial Statements (continued)

The following table is a summary of Commodity Strategies’ securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2014:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc.	$143,850	$(143,850)	—
Deutsche Bank Securities, Inc.	81,690	(81,690)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	74,384	(74,384)	—
Morgan Stanley & Co. LLC	387,288	(387,288)	—

Total	$687,212	$(687,212)	—

[1]

Collateral with a value of $720,425 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, Commodity Strategies benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities lent. Commodity Strategies also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended January 31, 2014, any securities on loan were collateralized by cash.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as credit risk, equity risk, interest rate risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: Global Long/Short Credit purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between Global Long/Short Credit and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, Global Long/Short Credit is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, Global Long/Short Credit agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by Global Long/Short Credit as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, Global Long/Short Credit records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away, from foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Global Long/Short Credit purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including credit risk and/or equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When Global Long/Short Credit purchases (writes) an option, an amount equal to the premium paid (received) by Global Long/Short Credit is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or Global Long/Short Credit enters into a closing transaction), Global Long/Short Credit realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When Global Long/Short Credit writes a call option, such option is “covered,” meaning that Global Long/Short Credit holds the underlying instrument subject to being called by the

52	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

option counterparty. When Global Long/Short Credit writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Global Long/Short Credit also purchases or sells listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold (receipts from the foreign currency purchased). Such transactions may be effected with respect to hedges on non-US dollar denominated instruments owned by Global Long/Short Credit but not yet delivered, or committed or anticipated to be purchased by Global Long/Short Credit.

In purchasing and writing options, Global Long/Short Credit bears the risk of an unfavorable change in the value of the underlying instrument or the risk that Global Long/Short Credit may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in Global Long/Short Credit purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Global Long/Short Credit enters into swap agreements, in which Global Long/Short Credit and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by Global Long/Short Credit for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, Global Long/Short Credit will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and Global Long/Short Credit’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and Global Long/Short Credit’s counterparty on the swap agreement becomes the CCP. Global Long/Short Credit is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, Global Long/Short Credit is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — Global Long/Short Credit enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). Global Long/Short Credit may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, Global Long/Short Credit will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, Global Long/Short Credit will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

BLACKROCK FUNDS	JANUARY 31, 2014	53

Notes to Financial Statements (continued)

•

Total return swaps — Global Long/Short Credit enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/ return of one market (e.g., fixed income) to another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, Global Long/Short Credit will receive a payment from or make a payment to the counterparty.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2014
	Derivative Assets
		Commodity Strategies	Global Long/Short Credit
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]	—	$10,412
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$1,605	11,632,063
Credit contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation on OTC swaps; Swap premiums paid; Investment at value — unaffiliated[2]	—	27,924,471
Equity contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation on OTC swaps; Investments at value — unaffiliated[2]	—	4,640,183
Total		$1,605	$44,207,129

	Derivative Liabilities
		Commodity Strategies	Global Long/Short Credit
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]	—	$16,078,867
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$1,779	156,001
Credit contracts	Net unrealized appreciation/depreciation[1]; Unrealized depreciation on OTC swaps; Swap premiums received; Options written at value	—	26,128,885
Equity contracts	Unrealized depreciation on OTC swaps	—	3,327,900
Total		$1,779	$45,691,653

[1]

Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedules of Investments.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended January 31, 2014
	Net Realized Gain (Loss) From
	Commodity Strategies	Global Long/Short Credit
Interest rate contracts:
Financial futures contracts	—	$2,440,168
Foreign currency exchange contracts:
Foreign currency transactions	$50,723	(36,877,307)
Credit contracts:
Swaps	—	(1,624,278)
Options[3]	—	(4,133,270)
Equity contracts:
Financial futures contracts	—	(9,111,632)
Swaps	—	(4,428,499)
Options[3]	—	(1,564,427)

Total	$50,723	$(55,299,245)

[1]	Options purchased are included in the net realized gain (loss) from investments.

54	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

	Net Change in Unrealized Appreciation/Depreciation on
	Commodity Strategies	Global Long/Short Credit
Interest rate contracts:
Financial futures contracts	—	$(16,924,472)
Swaps	—	236,175
Foreign currency exchange contracts:
Foreign currency translations	$5,173	19,314,145
Credit contracts:
Swaps	—	740,230
Options[1]	—	918,042
Equity contracts:
Financial futures contracts	—	977,160
Swaps	—	(8,107)
Options[1]	—	(1,540,512)

Total	$5,173	$3,712,661

[1]	Options purchased are included in the net change in unrealized appreciation/depreciation on investments.

For the six months ended January 31, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Commodity Strategies	Global Long/Short Credit
Financial futures contracts:
Average number of contracts purchased	—	134	[2]
Average number of contracts sold	—	6,066
Average notional value of contracts purchased	—	$183	[2]
Average notional value of contracts sold	—	$914,566,800
Foreign currency exchange contracts:
Average number of contracts - US dollars purchased	3	12
Average number of contracts - US dollars sold	2	1	[2]
Average US dollar amounts purchased	$459,291	$1,428,562,950
Average US dollar amounts sold	$215,286	$56,630,958	[2]
Options:
Average number of option contracts purchased	—	5,011
Average number of option contracts written	—	5,889	[2]
Average notional value of option contracts purchased	—	$104,097,814
Average notional value of option contracts written	—	$499,479	[2]
Average number of swaption contracts purchased	—	2
Average number of swaption contracts written	—	2
Average notional value of swaption contracts purchased	—	$321,966,573
Average notional value of swaption contracts written	—	$321,966,573
Credit default swaps:
Average number of contracts - buy protection	—	104
Average number of contracts - sell protection	—	98
Average notional value - buy protection	—	$1,073,865,068
Average notional value - sell protection	—	$572,206,174
Total return swaps:
Average number of contracts	—	8,070,434
Average notional value	—	$51,458,532

[2]	Actual contract amount shown due to limited activity.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform.

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default

BLACKROCK FUNDS	JANUARY 31, 2014	55

Notes to Financial Statements (continued)

(including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause a Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer is required, which is determined at the close of business of each Fund and any additional required collateral is delivered to/pledged by each Fund on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

At January 31, 2014, the Funds’ derivative assets and liabilities (by type) are as follows:

	Commodity Strategies		Global Long/Short Credit
	Assets	Liabilities	Assets		Liabilities
Derivative Financial Instruments:
Financial futures contracts	—	—	$105,636		$3,495,035
Foreign currency exchange contracts	$1,605	$1,779	11,632,063		156,001
Options	—	—	3,597,370	[1]	1,344,895
Centrally cleared swaps	—	—	1,781,030		—
OTC swaps[2]	—	—	25,663,009		27,944,293

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1,605	$1,779	$42,779,108		$32,940,224
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—	(2,434,221)		(3,495,035)

Total assets and liabilities subject to an MNA	$1,605	$1,779	$40,344,887		$29,445,189

[1]	Includes options purchased at value which is included as Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedules of Investments.

[2]	Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

56	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

The following tables present the Funds’ derivative assets and/or liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Funds as of January 31, 2014:

Commodity Strategies
	Gross Amounts Not Offset in the Statements of Assets and Liabilities and Subject to an MNA
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
Deutsche Bank AG	$1,131	—	—	—	$1,131
Goldman Sachs International	474	—	—	—	474

Total	$1,605	—		—	$1,605

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]
Citibank N.A.	$1,753	—	—	—	$1,753
HSBC Bank PLC	26	—	—	—	26

Total	$1,779	—	—	—	$1,779

Global Long/Short Credit
	Gross Amounts Not Offset in the Statements of Assets and Liabilities and Subject to an MNA
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[3]	Non-cash Collateral Received[4]	Cash Collateral Received[4]	Net Amount of Derivative Assets[1]
Bank of America N.A.	$2,487,087	$(932,925)	$(1,299,600)	—	$254,562
Barclays Bank PLC	3,514,202	(2,662,185)	(852,017)	—	—
BNP Paribas S.A.	1,033,255	(1,033,255)	—	—	—
Citibank N.A.	5,801,413	(5,298,763)	—	$(502,650)	—
Credit Suisse International	3,357,200	(3,357,200)	—	—	—
Deutsche Bank AG	3,246,090	(2,802,840)	—	(400,000)	43,250
Goldman Sachs Bank USA	10,963,469	(348,927)	—	(3,000,000)	7,614,542
Goldman Sachs International	1,744,261	(1,744,261)	—	—	—
JPMorgan Chase Bank N.A.	7,531,631	(7,531,631)	—	—	—
Morgan Stanley Capital Services LLC	666,279	(107,111)	—	(559,168)	—

Total	$40,344,887	$(25,819,098)	$(2,151,617)	$(4,461,818)	$7,912,354

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[3]	Non-cash Collateral Pledged	Cash Collateral Pledged[5]	Net Amount of Derivative Liabilities[2]
Bank of America N.A.	$932,925	$(932,925)	—	—	—
Barclays Bank PLC	2,662,185	(2,662,185)	—	—	—
BNP Paribas S.A.	2,548,260	(1,033,255)	—	$(1,515,005)	—
Citibank N.A.	5,298,763	(5,298,763)	—	—	—
Credit Suisse International	4,409,604	(3,357,200)	—	(1,052,404)	—
Deutsche Bank AG	2,802,840	(2,802,840)	—	—	—
Goldman Sachs Bank USA	348,927	(348,927)	—	—	—
Goldman Sachs International	1,812,083	(1,744,261)	—	—	$67,822
JPMorgan Chase Bank N.A.	8,522,491	(7,531,631)	—	(990,860)	—
Morgan Stanley Capital Services LLC	107,111	(107,111)	—	—	—

Total	$29,445,189	$(25,819,098)	—	$(3,558,269)	$67,822

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

[3]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.

[4]	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

[5]	Excess of collateral pledged from the individual counterparty may not be shown for financial reporting purposes.

BLACKROCK FUNDS	JANUARY 31, 2014	57

Notes to Financial Statements (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

	Commodity Strategies	Global Long/Short Credit
Average Daily Net Assets	Investment	Advisory Fee
First $1 Billion	1.15%	0.95%
$1 Billion - $3 Billion	1.08%	0.89%
$3 Billion - $5 Billion	1.04%	0.86%
$5 Billion - $10 Billion	1.00%	0.83%
Greater than $10 Billion	0.98%	0.81%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended January 31, 2014, the Manager waived $4,774 and $527,759 for Commodity Strategies and Global Long/Short Credit, respectively.

For Commodity Strategies, the Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, Commodity Strategies pays the Manager based on Commodity Strategies’ net assets, which include the assets of the Subsidiary.

The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager, to serve as sub-advisor for Commodity Strategies and with BlackRock Financial Management, Inc. (“BFM”) and BIL, each an affiliate of the Manager, to serve as sub-advisors for Global Long/Short Credit. The Manager pays BFM and BIL, as applicable, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Funds to the Manager.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the six months ended January 31, 2014, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

	Investor A	Investor C	Total
Commodity Strategies	$22,353	$51,060	$73,413
Global Long/Short Credit	$1,764,694	$1,158,208	$2,922,902

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2014, Global Long/Short Credit paid the following to affiliates in return for these services, which is included in transfer agent — class specific in the Statements of Operations

	Institutional	Investor A
Global Long/Short Credit	$703	$133

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to share-holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2014, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Commodity Strategies	$731	$278	$172	$1,181
Global Long/Short Credit	$634	$823	$186	$1,643

For the six months ended January 31, 2014, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Commodity Strategies	$29,831	$14,285	$6,341	$50,457
Global Long/Short Credit	$429,962	$480,592	$49,962	$960,516

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive an administration fee computed daily and

58	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 million	0.075%
$500 million - $1 billion	0.065%
Greater than $1 billion	0.055%

In addition, each of the share classes is charged an administration fee, which is shown as administration – class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee — Class Specific
First $500 million	0.025%
$500 million - $1 billion	0.015%
Greater than $1 billion	0.005%

For the six months ended January 31, 2014, the Funds paid the following to the Manager in return for these services, which are included in administration and administration — class specific in the Statements of Operations:

Commodity Strategies	$151,044
Global Long/Short Credit	$963,389

For the six months ended January 31, 2014, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Commodity Strategies	$49,150	$2,236	$1,276	$52,662
Global Long/Short Credit	$127,552	$110,494	$28,910	$266,956

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived — class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C
Commodity Strategies	1.30%	1.50%	2.25%
Global Long/Short Credit	1.20%	1.40%	2.15%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2014 unless approved by the Board, including a majority of the Independent Trustees.

These amounts waived or reimbursed, if any, are included in fees waived by Manager, and shown as administration fees waived — class specific,

transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2014, the Manager waived $92,584 of investment advisory fees for Commodity Strategies which is included in fees waived by Manager.

Class specific expense waivers or reimbursements are as follows:

Administration Fees Waived
	Investor A	Investor C	Total
Commodity Strategies	$2,236	$1,276	$3,512

Transfer Agent Fees Waived
	Investor A	Investor C	Total
Commodity Strategies	$279	$172	$451

Transfer Agent Fees Reimbursed
	Investor A	Investor C	Total
Commodity Strategies	$13,613	$6,108	$19,721

If during the Funds’ fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the six months ended January 31, 2014, the Manager recouped the following Fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Fund Level	Institutional	Investor A	Investor C	Total
Commodity Strategies	—	$7,832	—	—	$7,832
Global Long/Short Credit	$143	$15,718	$40,947	$3,401	$60,209

BLACKROCK FUNDS	JANUARY 31, 2014	59

Notes to Financial Statements (continued)

On January 31, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expires July 31,
	2014	2015	2016
Commodity Strategies
Fund Level	$255,733	$269,119	$92,584
Investor A	$9,256	$31,851	$16,128
Investor C	$6,654	$12,821	$7,556

For the six months ended January 31, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Commodity Strategies	$2,241
Global Long/Short Credit	$77,679

For the six months ended January 31, 2014, affiliates received CDSCs as follows:

	Investor A	Investor C
Commodity Strategies	$284	$2,921
Global Long/Short Credit	$25,516	$71,609

Commodity Strategies received an exemptive order from the Securities and Exchange Commission permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM, on behalf of Commodity Strategies, may invest cash collateral received by Commodity Strategies for such loans in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. Commodity Strategies retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. Commodity Strategies benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by Commodity Strategies is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended January 31, 2014, BIM received $1,572 in securities lending agent fees related to securities lending activities for Commodity Strategies.

Commodity Strategies recorded payments from an affiliate to compensate for foregone securities lending revenue, which is shown as other income — affiliated in the Statement of Operations.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Purchases and Sales:

Purchases and sales of investments, including paydowns and excluding short-term securities and US government securities, for the six months ended January 31, 2014, were as follows:

	Purchases	Sales
Commodity Strategies	$75,160,607	$78,334,424
Global Long/Short Credit	$3,531,158,986	$1,198,080,409

Purchases and sales of US government securities for Global Long/Short Credit, for the six months ended January 31, 2014, were $104,779,191 and $141,027,055, respectively.

Transactions in options written for the six months ended January 31, 2014, were as follows:

Global Long/Short Credit
	Calls		Puts
	Contracts	Premiums Received	Contracts	Notional (000)[1]	Premiums Received
Outstanding options, beginning of period	—	—	—	—	—
Options written	10,000	$559,613	19,445	$938,730	$3,279,392
Options expired	—		(10,445)	(575,990)	(1,341,109)
Options closed	(10,000)	(559,613)	(9,000)	—	(1,468,134)

Outstanding options, end of period	—	—	—	$362,740	$470,149

[1]	Amount shown is in currency in which the transaction was denominated.

60	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

7. Income Tax Information:

As of July 31, 2013, Commodity Strategies had a capital loss carryforward, with no expiration date, available to offset future realized capital gains of $1,344,396.

As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Commodity Strategies	Global Long/Short Credit
Tax cost	$416,316,740	$5,662,527,259

Gross unrealized appreciation	$14,084,564	$120,721,988
Gross unrealized depreciation	(24,701,068)	(14,922,237)

Net unrealized appreciation (depreciation)	$(10,616,504)	$105,799,751

8. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended January 31, 2014.

9. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

As of January 31, 2014, Commodity Strategies invested a significant portion of its assets in securities in the materials and energy sectors and commodity-linked notes. Changes in economic conditions affecting the materials and energy sectors and commodity-linked notes would have a greater impact on Commodity Strategies and could affect the value, income and/or liquidity of positions in such securities.

As of January 31, 2014, Global Long/Short Credit invested a substantial amount of its assets in issuers located in a single country or a limited number of countries. When Global Long/Short Credit concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2014		Year Ended July 31, 2013
Commodity Strategies	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,987,440	$27,859,353	40,935,384	$420,434,660
Shares issued in reinvestment of dividends and distributions	—	—	6,448	64,989
Shares redeemed	(2,568,499)	(23,821,221)	(5,978,303)	(61,334,477)

Net increase	418,941	$4,038,132	34,963,529	$359,165,172

BLACKROCK FUNDS	JANUARY 31, 2014	61

Notes to Financial Statements (concluded)

	Six Months Ended January 31, 2014		Year Ended July 31, 2013
Commodity Strategies	Shares	Amount	Shares	Amount

Investor A
Shares sold	444,473	$4,153,020	1,554,463	$15,471,926
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(568,163)	(5,297,047)	(1,190,461)	(11,520,849)

Net decrease	(123,690)	$(1,144,027)	364,002	$3,951,077

Investor C
Shares sold	98,733	$904,290	553,796	$5,499,853
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(295,174)	(2,711,670)	(285,252)	(2,793,874)

Net decrease	(196,441)	$(1,807,380)	268,544	$2,705,979

Total Net Increase	98,810	$1,086,725	35,596,075	$365,822,228

Global Long/Short Credit
Institutional
Shares sold	170,259,219	$1,826,362,232	127,117,761	$1,350,954,746
Shares issued in reinvestment of dividends and distributions	898,017	9,656,079	497,097	5,266,587
Shares redeemed	(33,990,062)	(365,210,013)	(14,847,896)	(157,704,568)

Net increase	137,167,174	$1,470,808,298	112,766,962	$1,198,516,765

Investor A
Shares sold	104,096,728	$1,113,667,134	87,456,273	$927,368,554
Shares issued in reinvestment of dividends and distributions	668,526	7,175,504	401,637	4,250,081
Shares redeemed	(24,770,110)	(266,036,803)	(8,983,325)	(95,244,107)

Net increase	79,995,144	$854,805,835	78,874,585	$836,374,528

Investor C
Shares sold	14,182,478	$150,989,712	14,361,198	$151,724,875
Shares issued in reinvestment of dividends and distributions	29,987	321,052	35,999	378,775
Shares redeemed	(1,675,948)	(17,861,825)	(847,200)	(8,932,962)

Net increase	12,536,517	$133,448,939	13,549,997	$143,170,688

Total Net Increase	229,698,835	$2,459,063,072	205,191,544	$2,178,061,981

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

62	BLACKROCK FUNDS	JANUARY 31, 2014

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock International Limited1, 2

Edinburgh, EH3 8JB, United Kingdom

BlackRock Financial Management, Inc.2

New York, NY 10055

Distributor

BlackRock Investments, LLC

New York, NY 10022

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLC

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

[1]	For Commodity Strategies.
[2]	For Global Long/Short Credit.

BLACKROCK FUNDS	JANUARY 31, 2014	63

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

64	BLACKROCK FUNDS	JANUARY 31, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	JANUARY 31, 2014	65

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-

exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015

2017

2019

2021

2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035

BlackRock Strategic Risk Allocation Fund	LifePath Portfolios
BlackRock Prepared Portfolios	Retirement	2040
Conservative Prepared Portfolio	2020	2045
Moderate Prepared Portfolio	2025	2050
Growth Prepared Portfolio	2030	2055
Aggressive Growth Prepared Portfolio	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

66	BLACKROCK FUNDS	JANUARY 31, 2014

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

CSGLSC-1/14-SAR

JANUARY 31, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock FundsSM

„   BlackRock Multi-Asset Real Return Fund

„   BlackRock Strategic Risk Allocation Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FUNDS	JANUARY 31, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as loose monetary policy beckoned investors to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were not as fruitful in the earlier part of the year given uneven growth rates and more direct exposure to macro risks such as the resurgence of political instability in Italy, the banking crisis in Cyprus and a generally poor outlook for European economies. Additionally, emerging markets significantly lagged the rest of the world due to slowing growth and structural imbalances.

Global financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes after the Fed defied market expectations with its decision to delay tapering. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but equities and other so-called “risk assets” resumed their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time extended its time horizon for maintaining low short-term interest rates. Markets reacted positively, as this move signaled the Fed’s perception of real improvement in the economy and investors were finally relieved from the tenacious anxiety that had gripped them for quite some time.

Investors’ risk appetite diminished in the new year. Heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. While tighter global liquidity was an ongoing headwind for developing countries, financial troubles in Argentina and Turkey launched a sharp sell-off in a number of emerging market currencies. Unexpectedly poor economic data out of China added to the turmoil. In the US, most indicators continued to signal a strengthening economy; however, stagnant wage growth raised concerns about the sustainability of the overall positive momentum. US stocks underperformed other developed equity markets as a number of disappointing corporate earnings reports prompted investors to take advantage of lower valuations abroad.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended January 31. In contrast, emerging markets were weighed down by uneven growth, high debt levels and severe currency weakness. Rising interest rates pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2014
	6-month	12-month
US large cap equities (S&P 500® Index)	6.85%	21.52%
US small cap equities (Russell 2000® Index)	8.88	27.03
International equities (MSCI Europe, Australasia, Far East Index)	7.51	11.93
Emerging market equities (MSCI Emerging Markets Index)	(0.33)	(10.17)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	0.77	(2.97)
US investment grade bonds (Barclays US Aggregate Bond Index)	1.78	0.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.13	(1.10)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	4.70	6.76

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2014	BlackRock Multi-Asset Real Return Fund

Investment Objective

BlackRock Multi-Asset Real Return Fund’s (the “Fund”) investment objective is to seek to generate returns in excess of the actual rate of inflation over a complete market cycle.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2014, the Fund outperformed its primary benchmarks, the Barclays US Treasury Inflation Protected Securities (“TIPS”) Index and the US Consumer Price Index.

What factors influenced performance?

•

Major contributors to positive performance included the Fund’s exposures to master limited partnerships (“MLPs”), and funds that invested in health care equities, high yield bonds and floating rate bank loans. A substantial underweight in TIPS proved to be a meaningful contributor to overall performance as TIPS ended the period in negative territory amid rising interest rates.

•

Despite having a meaningful underweight, the Fund’s exposure to TIPS during the period ultimately detracted from performance on an absolute basis as the asset class came under pressure from the combination of low inflation expectations and a rise in interest rates. The Fund’s allocation to gold detracted from overall performance.

•

The Fund held derivatives during the period as a part of its investment strategy. Derivatives are used by the investment advisor as a means to manage and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the Fund. During the period, the Fund’s derivatives positions had a negative impact on performance.

Describe recent portfolio activity.

•

The Fund increased exposure to floating rate bank loans to benefit from attractive spread levels. It moved from cash into investment grade credit to increase return potential while maintaining downside protection. At period end, the Fund accumulated a small cash position to serve as a zero-duration fixed income asset (no sensitivity to interest rate movements) given higher interest rate volatility in recent months. The Fund reduced its exposure to health care equities in order to capture gains from strong outperformance over the year relative to broader equity markets. The Fund re-introduced an allocation to shorter-term TIPS to benefit from more attractive valuations.

Describe Fund positioning at period end.

•

At period end, the Fund was allocated across a number of diverse asset classes. In fixed income funds, the Fund held floating rate bank loans, TIPS and high yield bonds. The Fund also held allocations to equities, commodities, real estate investment trusts (“REITs”) and MLPs.

•	The Fund held a higher-than-normal cash allocation due to a large investment from a financial institution at period end. Cash was promptly invested after period end.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Investment Companies

Fixed Income Funds	40%
Money Market Funds	37
Equity Funds	23

Ten Largest Holdings	Percent of Investment Companies

BlackRock Liquidity Funds, TempFund, Institutional Class	36%
BlackRock Floating Rate Income Portfolio, Institutional Class	18
iShares TIPS Bond ETF	15
Health Care Select Sector SPDR Fund	4
iShares iBoxx $ High Yield Corporate Bond ETF	4
Energy Select Sector SPDR Fund	4
iShares Gold Trust	3
iShares U.S. Real Estate ETF	3
Alerian MLP ETF	3
iShares International Developed Real Estate ETF	3

4	BLACKROCK FUNDS	JANUARY 31, 2014

BlackRock Multi-Asset Real Return Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in the following major categories: TIPS, equity securities, REITs, MLPs and bonds.

[3]	This is an index that measures the performance of the inflation-protected public obligations of the U.S. Treasury.

[4]	This is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

[5]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2014
		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	0.58%	1.85%	N/A	4.83%	N/A
Investor A	0.51	1.58	(3.76)%	4.58	(0.44)%
Investor C	0.12	0.79	(0.19)	3.85	3.85
Barclays US TIPS Index	(0.09)	(6.17)	N/A	(6.65)	N/A
US Consumer Price Index	(0.19)	1.50	N/A	1.07	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on December 27, 2012.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[9]
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[8]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[8]	Annualized Expense Ratio
Institutional	$1,000.00	$1,005.80	$4.04	$1,000.00	$1,021.17	$4.08	0.80%
Investor A	$1,000.00	$1,005.10	$5.31	$1,000.00	$1,019.91	$5.35	1.05%
Investor C	$1,000.00	$1,001.20	$9.08	$1,000.00	$1,016.13	$9.15	1.80%

[8]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[9]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2014	5

Fund Summary as of January 31, 2014	BlackRock Strategic Risk Allocation Fund

Investment Objective

BlackRock Strategic Risk Allocation Fund’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2014, the Fund underperformed its custom blended benchmark index, 60% MSCI World Index Hedged USD Net/40% Barclays US Aggregate Bond Index.

What factors influenced performance?

•

The Fund has a global multi-asset strategy designed to balance sources of risk and return more optimally than traditional asset allocation portfolios. The Fund may use derivatives to achieve exposures to all asset classes other than inflation-linked debt. In determining the appropriate allocation across asset classes, the Fund will seek to manage exposure to risks such as interest rate risk, credit risk, inflation risk, liquidity risk, economic risk and emerging market risk.

•

The Fund’s exposure to emerging markets via sovereign debt and equities delivered negative returns as these markets continued to be shunned by investors due to concerns about slow growth in China, uneven growth rates across emerging market economies and severe volatility in emerging market currencies while facing a retrenchment in global liquidity as the US Federal Reserve began tapering its monetary stimulus program.

•

Conversely, the Fund’s inflation, economic and credit risk exposures delivered positive returns during the period as nominal yields and inflation expectations declined while equities continued to rally. The strongest returns came from the Fund’s exposures to developed market equities, property (such as REITs) and commodities.

Describe recent portfolio activity.

•	The Fund maintained its overall target level of risk during the majority of the period. The Fund began the period with a reduced risk profile due to heightened market volatility, but added back risk as market conditions normalized in September. However, as the overall level of risk was increased, the Fund reduced its allocation to interest rate risk strategies due to rising rate uncertainty. In November, the Fund reduced exposure to US high yield bonds (a credit risk strategy) as the sector had become expensive versus long-term valuations. Toward the end of the period, the Fund reduced exposure to its economic risk strategies while adding to liquidity risk strategies.

•

At the end of the period, the Fund held an allocation to cash and cash equivalents and inflation-linked bonds. The cash and cash equivalents were utilized to achieve exposure via derivatives to a broad range of global asset classes, including developed market sovereign debt, investment grade and high yield credit, developed market equity, emerging market sovereign debt, property, emerging market equity, developed small cap equity, commodities and energy.

•

During the period, the use of financial futures contracts and swaps contributed positively to results. The overall effect of derivatives did not have a material impact on Fund performance for the period.

Describe Fund positioning at period end.

•

As of period end, the Fund maintained its full target risk allocation. The Fund’s investments were allocated across a broad range of global asset classes including developed market sovereign debt, inflation-linked debt, investment grade and high yield credit, developed market equity, emerging market sovereign debt, property, emerging market equity, developed small cap equity, commodities and energy investments.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Total Investments

Short-Term Securities	53%
U.S. Treasury Obligations	26
Fixed Income Funds	21

Portfolio Holdings	Percent of Total Investments

BlackRock Liquidity Funds, TempFund, Institutional Class	53%
U.S. Treasury Notes	26
iShares TIPS Bond ETF	21

6	BLACKROCK FUNDS	JANUARY 31, 2014

BlackRock Strategic Risk Allocation Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests in a broad range of global asset classes, such as equity securities, fixed and floating rate debt instruments, derivatives, other investment companies, REITs and commodity-related instruments.

[3]	This customized weighted index is comprised of the returns of the 60% MSCI World Index Hedged USD Net/40% Barclays US Aggregate Bond Index.

[4]

This is an index composed of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States and calculated with net dividends reinvested daily on the ex-dividends date 100% hedged to USD using 1-month forward exchange rates.

[5]

This index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

[6]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2014
		Average Annual Total Returns[7]
		1 Year		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	2.06%	(2.92)%	N/A	(2.08)%	N/A
Investor A	1.97	(3.12)	(8.20)%	(2.26)	(6.95)%
Investor C	1.58	(3.90)	(4.83)	(3.07)	(3.07)
60% MSCI World Index Hedged USD Net/40% Barclays US Aggregate Bond Index	4.68	10.73	N/A	12.81	N/A
MSCI World Index Hedged USD Net	6.54	18.21	N/A	22.46	N/A
Barclays US Aggregate Bond Index	1.78	0.12	N/A	(0.61)	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on December 27, 2012.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[10]
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[9]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[9]	Annualized Expense Ratio
Institutional	$1,000.00	$1,020.60	$5.09	$1,000.00	$1,020.16	$5.09	1.00%
Investor A	$1,000.00	$1,019.70	$6.36	$1,000.00	$1,018.90	$6.36	1.25%
Investor C	$1,000.00	$1,015.80	$10.16	$1,000.00	$1,015.12	$10.16	2.00%

[9]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period shown).

[10]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2014	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 5 of the Notes to Consolidated Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2013 and held through January 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	BLACKROCK FUNDS	JANUARY 31, 2014

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts and swaps, as specified in Note 4 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate, foreign currency exchange rate and/or commodity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	9

Consolidated Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Multi-Asset Real Return Fund
(Percentages shown are based on Net Assets)

Investment Companies	Shares	Value
Equity Funds — 30.6%
Alerian MLP ETF	149,724	$2,665,087
Energy Select Sector SPDR Fund	39,416	3,286,506
Health Care Select Sector SPDR Fund	59,671	3,339,189
iShares Gold Trust (a)(b)	245,105	2,958,417
iShares International Developed Real Estate ETF (b)	91,404	2,661,227
iShares U.S. Real Estate ETF (b)	40,878	2,667,290
SPDR S&P Oil & Gas Equipment & Services ETF	64,567	2,622,712

		20,200,428
Fixed Income Funds — 54.1%
BlackRock Floating Rate Income Portfolio, Institutional Class (b)	1,561,249	16,439,948
iShares Barclays 0-5 Year TIPS Bond Fund (b)	25,894	2,622,026
iShares iBoxx $ High Yield Corporate Bond ETF (b)(c)	35,722	3,331,077
iShares TIPS Bond ETF (b)	118,565	13,304,179

		35,697,230

Short-Term Securities — 50.6%	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(d)	32,542,671	$32,542,671

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.14% (d)(e)	USD	895	895,350
Total Investment Companies (Cost — $89,076,258) — 135.3%			89,335,679
Liabilities in Excess of Other Assets — (35.3)%			(23,290,187)

Net Assets — 100.0%			$66,045,492

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Shares Purchased		Shares Sold	Shares Held at January 31, 2014	Value at January 31, 2014	Income	Realized Loss
BlackRock Floating Rate Income Portfolio, Institutional Class	296,088	1,265,161		—	1,561,249	$16,439,948	$97,838	—
BlackRock Liquidity Funds, TempFund, Institutional Class	1,797,240	30,745,431	[1]	—	32,542,671	$32,542,671	$474	—
BlackRock Liquidity Series, LLC, Money Market Series	—	895,350	[1]	—	895,350	$895,350	$2,272	—
iShares Barclays 0-5 Year TIPS Bond Fund	—	25,894		—	25,894	$2,622,026	—	—
iShares 1-3 Year Credit Bond ETF	7,033	16,396		(23,429)	—	—	$2,801	$(8,414)
iShares TIPS Bond ETF	21,190	97,375		—	118,565	$13,304,179	$12,090	—
iShares U.S. Real Estate ETF	7,726	33,152		—	40,878	$2,667,290	$12,545	—
iShares Gold Trust	27,898	217,207		—	245,105	$2,958,417	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	6,432	29,290		—	35,722	$3,331,077	$23,700	—
iShares International Developed Real Estate ETF	15,263	76,141		—	91,404	$2,661,227	$61,334	—

[1]	Represents net shares purchased.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD BRL CAD ETF EUR GBP INR JPY KRW	Australian Dollar Brazilian Real Canadian Dollar Exchange Traded Fund Euro British Pound Indian Rupee Japanese Yen South Korean Won	LIBOR MLP MYR RUB S&P SPDR TWD USD	London Interbank Offered Rate Master Limited Partnership Malaysian Ringgit Russian Ruble Standard & Poor’s Standard & Poor’s Depositary Receipts Taiwan New Dollar US Dollar

See Notes to Consolidated Financial Statements.

10	BLACKROCK FUNDS	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

•	Centrally cleared credit default swaps - sold protection outstanding as of January 31, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
CDX.NA.HY Series 21 Version 1	5.00%	Chicago Mercantile	12/20/18	B+	USD	3,000	$(8,283)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Over-the-counter total return swaps outstanding as of January 31, 2014 were as follows:

Reference Entity	Fixed Amount			Counterparty	Expiration Date	Contracts	Market Value	Premiums Paid (Received)	Unrealized Depreciation
Excess Return on the S&P GSCI Commodity Index	USD	5,414,408	[3]	JPMorgan Chase Bank N.A.	6/30/14	1	$(89,524)	—	$(89,524)

[3]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Consolidated Financial Statements.

See Notes to Consolidated Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	11

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Asset Real Return Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Investment Companies	$88,440,329	$895,350	—	$89,335,679

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Commodity contracts	—	$(89,524)	—	$(89,524)
Credit contracts	—	(8,283)	—	(8,283)
Total	—	$(97,807)	—	$(97,807)

[1] Derivative financial instruments are swaps which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial statement purposes. As of January 31, 2014, collateral on securities loaned at value of $895,350 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Consolidated Financial Statements.

12	BLACKROCK FUNDS	JANUARY 31, 2014

Consolidated Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Strategic Risk Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)		Shares	Value
Fixed Income Funds — 19.8%
iShares TIPS Bond ETF		44,151	$4,954,184

U.S. Treasury Obligations — 24.3%		Par (000)
U.S. Treasury Notes, 1.88%, 2/28/14	USD	6,098	6,105,147
Total Long-Term Investments (Cost — $11,494,526) — 44.1%			11,059,331

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	12,509,472	$12,509,472
Total Short-Term Securities (Cost — $12,509,472) — 49.9%		12,509,472
Total Investments (Cost — $24,003,998) — 94.0%		23,568,803
Other Assets Less Liabilities — 6.0%		1,512,341

Net Assets — 100.0%		$25,081,144

Notes to Consolidated Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Shares Purchased		Shares Sold	Shares Held at January 31, 2014	Value at January 31, 2014	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	15,327,204	94,318	[1]	—	12,509,472	$12,509,472	$2,058	—
iShares TIPS Bond ETF	59,407	—		(15,256)	44,151	$4,954,184	$22,768	$(157,796)

[1]	Represents net shares purchased.

(b)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
1	ASX SPI 200 Futures	Sydney	March 2014	USD	112,523	$765
31	Australian Government Bond (10 Year)	Sydney	March 2014	USD	3,172,435	80,694
(15)	CBOE Volatility Index Futures	Chicago Board of Trade	March 2014	USD	260,250	(18,748)
22	E-mini Russell 2000 Futures	New York	March 2014	USD	2,482,260	54,451
8	E-mini S&P 500 Futures	Chicago Mercantile	March 2014	USD	710,600	1,459
7	EURO STOXX 50 Index Futures	Eurex	March 2014	USD	284,928	6,143
1	FTSE 100 Index Futures	London	March 2014	USD	106,171	394
45	Japanese Government Bond (10 Year)	Tokyo	March 2014	USD	6,376,285	24,906
56	mini MSCI Emerging Markets Index Futures	New York	March 2014	USD	2,590,840	(188,888)
1	TOPIX Index Futures	Tokyo	March 2014	USD	118,919	(3,467)
Total						$(42,291)

See Notes to Consolidated Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	104,000	USD	92,509	Deutsche Bank AG	3/05/14	$(1,682)
CAD	16,526	USD	15,477	Deutsche Bank AG	3/05/14	(650)
USD	24,970	AUD	27,788	Deutsche Bank AG	3/05/14	702
USD	175,364	BRL	414,000	Citibank N.A.	3/05/14	5,255
USD	332,138	BRL	787,000	Deutsche Bank AG	3/05/14	8,765
USD	95,004	CAD	104,000	Deutsche Bank AG	3/05/14	1,694
USD	133,691	EUR	98,491	Deutsche Bank AG	3/05/14	855
USD	341,326	EUR	251,000	Deutsche Bank AG	3/05/14	2,800
USD	88,636	GBP	54,121	Deutsche Bank AG	3/05/14	(314)
USD	90,166	INR	5,652,000	Citibank N.A.	3/05/14	612
USD	197,088	INR	12,387,000	Deutsche Bank AG	3/05/14	822
USD	492,908	JPY	50,585,633	Deutsche Bank AG	3/05/14	(2,276)
USD	501,373	KRW	530,478,000	Deutsche Bank AG	3/05/14	6,753
USD	119,975	MYR	391,000	Deutsche Bank AG	3/05/14	3,353
USD	231,464	RUB	7,728,000	Citibank N.A.	3/05/14	13,052
USD	186,796	RUB	6,239,000	Deutsche Bank AG	3/05/14	10,467
USD	56,577	TWD	1,668,000	Citibank N.A.	3/05/14	1,464
USD	358,373	TWD	10,572,000	Deutsche Bank AG	3/05/14	9,058
Total						$60,730

•	Centrally cleared credit default swaps - sold protection outstanding as of January 31, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 21 Version 1	5.00%	Chicago Mercantile	12/20/18	B+	USD	2,080	$53,407
CDX.NA.IG Series 21 Version 1	1.00%	Chicago Mercantile	12/20/18	BBB+	USD	7,533	11,310
iTraxx Europe Crossover Series 20 Version 1	5.00%	Intercontinental Exchange	12/20/18	BB-	EUR	746	42,791
iTraxx Europe Series 20 Version 1	1.00%	Intercontinental Exchange	12/20/18	A-	EUR	5,381	13,221
Total							$120,729

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Consolidated Financial Statements.

14	BLACKROCK FUNDS	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

•	Over-the-counter total return swaps outstanding as of January 31, 2014 were as follows:

Reference Entity	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contracts/ Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Canadian (10 Year)
Bond Futures February 2014	CAD 3,680,040[1]	Bank of America N.A.	2/24/14		28	$88,579	—	$88,579
Long Gilt Futures March 2014	GBP 1,876,630[1]	Bank of America N.A.	2/25/14		17	47,953	—	47,953
U.S. Treasury (10 Year) Notes Futures March 2014	USD 125,750[1]	Bank of America N.A.	2/26/14		1	679	—	679
Euro-Bund Futures March 2014	EUR 2,445,960[1]	Bank of America N.A.	3/06/14		17	54,147	—	54,147
JPMorgan EMBI Plus Index	6-month LIBOR Plus 0.72%[2]	JPMorgan Chase Bank N.A.	6/20/14	USD	3,398	(67,195)	—	(67,195)
S&P GSCI Light Energy Official Close Index	USD 2,200,000[1]	JPMorgan Chase Bank N.A.	9/19/14	USD	2,200	(68,732)	—	(68,732)
S&P GSCI Light Energy Official Close Index	USD 715,970[1]	JPMorgan Chase Bank N.A.	9/19/14	USD	716	(25,508)	—	(25,508)
Net Total Return on the FTSE EPRA/NAREIT Global REIT Index	3-month LIBOR[2]	JPMorgan Chase Bank N.A.	12/19/14		355	11,286	—	11,286
Total						$41,209	—	$41,209

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the floating amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Consolidated Financial Statements.

See Notes to Consolidated Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	15

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Risk Allocation Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$4,954,184	—	—	$4,954,184
U.S. Treasury Obligations	—	$6,105,147	—	6,105,147
Short-Term Securities	12,509,472	—	—	12,509,472
Total	$17,463,656	$6,105,147	—	$23,568,803

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$120,729	—	$120,729
Equity contracts	$63,212	11,286	—	74,498
Foreign currency exchange contracts	855	64,797	—	65,652
Interest rate contracts	105,600	191,358	—	296,958
Liabilities:
Commodity contracts	—	(94,240)	—	(94,240)
Equity contracts	(211,103)	—	—	(211,103)
Foreign currency exchange contracts	—	(4,922)	—	(4,922)
Interest rate contracts	—	(67,195)	—	(67,195)
Total	$(41,436)	$221,813	—	$180,377

[1] Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of January 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$8,733	—	—	$8,733
Cash pledged for financial futures contracts	593,000	—	—	593,000
Cash pledged for centrally cleared swaps	575,000	—	—	575,000
Foreign currency at value	206,621	—	—	206,621
Total	$1,383,354	—	—	$1,383,354

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Consolidated Financial Statements.

16	BLACKROCK FUNDS	JANUARY 31, 2014

Consolidated Statements of Assets and Liabilities

January 31, 2014 (Unaudited)	BlackRock Multi-Asset Real Return Fund	BlackRock Strategic Risk Allocation Fund

Assets
Investments at value — unaffiliated[1]	$11,913,494	$6,105,147
Investments at value — affiliated[2] (including securities loaned at value of $ 876,550)	77,422,185	17,463,656
Cash	—	8,733
Cash pledged for financial futures contracts	—	593,000
Cash pledged for centrally cleared swaps	—	575,000
Foreign currency at value[3]	—	206,621
Variation margin receivable on financial futures contracts	—	7,144
Variation margin receivable on centrally cleared swaps	—	7,319
Unrealized appreciation on foreign currency exchange contracts	—	65,652
Unrealized appreciation on OTC swaps	—	202,644
Capital shares sold receivable	6,888,225	97
Interest receivable	—	48,641
Receivable from Manager	961	144
Dividends receivable — unaffiliated	68	—
Dividends receivable — affiliated	—	331
Securities lending income receivable — affiliated	295	—
Prepaid expenses	34,459	37,907

Total assets	96,259,687	25,322,036

Liabilities
Collateral on securities loaned at value	895,350	—
Variation margin payable on financial futures contracts	—	23,949
Variation margin payable on centrally cleared swaps	11,298	—
Investments purchased payable	28,832,235	2,259
Unrealized depreciation on foreign currency exchange contracts	—	4,922
Unrealized depreciation on OTC swaps	89,524	161,435
Capital shares redeemed payable	350,661	97
Service and distribution fees payable	979	389
Investment advisory fees payable	5,713	8,749
Professional fees payable	17,239	22,035
Officer’s and Trustees’ fees payable	1,114	1,202
Other accrued expenses payable	10,082	15,855

Total liabilities	30,214,195	240,892

Net Assets	$66,045,492	$25,081,144

Net Assets Consist of
Paid-in capital	$65,972,760	$26,695,065
Distributions in excess of net investment income	(103,900)	(926,773)
Accumulated net realized gain (loss)	15,018	(436,301)
Net unrealized appreciation/depreciation	161,614	(250,847)

Net Assets	$66,045,492	$25,081,144

[1] Investments at cost — unaffiliated	$11,497,851	$6,106,120
[2] Investments at cost — affiliated	$77,578,407	$17,897,878
[3] Foreign currency at cost	—	$209,148

See Notes to Consolidated Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	17

Consolidated Statements of Assets and Liabilities (concluded)

January 31, 2014 (Unaudited)	BlackRock Multi-Asset Real Return Fund	BlackRock Strategic Risk Allocation Fund

Net Asset Value
Institutional
Net assets	$63,465,637	$24,338,093

Shares outstanding[4]	6,189,639	2,599,500

Net asset value	$10.25	$9.36

Investor A
Net assets	$1,805,911	$383,532

Shares outstanding[4]	176,532	40,978

Net asset value	$10.23	$9.36

Investor C
Net assets	$773,944	$359,519

Shares outstanding[4]	76,036	38,545

Net asset value	$10.18	$9.33

[4]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Consolidated Financial Statements.

18	BLACKROCK FUNDS	JANUARY 31, 2014

Consolidated Statements of Operations

Six Months Ended January 31, 2014 (Unaudited)	BlackRock Multi-Asset Real Return Fund	BlackRock Strategic Risk Allocation Fund

Investment Income
Dividends — affiliated	$210,782	$24,826
Dividends — unaffiliated	36,169	749
Interest	—	2,729
Securities lending — affiliated — net	2,272	—
Other income — affiliated	2,118	—

Total income	251,341	28,304

Expenses
Investment advisory	54,680	95,944
Offering	43,804	32,870
Professional	23,592	27,485
Administration	6,835	9,595
Registration	5,923	5,893
Printing	5,734	7,962
Service and distribution — class specific	4,034	2,143
Administration — class specific	2,170	3,197
Officer and Trustees	1,753	1,927
Transfer agent — class specific	763	822
Custodian	553	1,008
Miscellaneous	5,692	11,485

Total expenses	155,533	200,331
Less fees waived by Manager	(54,680)	(66,495)
Less administration fees waived	(5,169)	—
Less administration fees waived — class specific	(2,163)	(2,791)
Less transfer agent fees waived — class specific	(31)	(40)
Less transfer agent fees reimbursed — class specific	(647)	(601)
Less expenses reimbursed by Manager	(15,499)	—

Total expenses after fees waived and reimbursed	77,344	130,404

Net investment income (loss)	173,997	(102,100)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	15,056	—
Investments — affiliated	(8,414)	(157,796)
Financial futures contracts	—	421,802
Swaps	15,019	113,861
Foreign currency transactions	—	30,284

	21,661	408,151

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	67,171	(1,020)
Investments — affiliated	(72,149)	115,838
Financial futures contracts	—	(165,959)
Swaps	(144,618)	218,558
Foreign currency translations	—	64,288

	(149,596)	231,705

Total realized and unrealized gain (loss)	(127,935)	639,856

Net Increase in Net Assets Resulting from Operations	$46,062	$537,756

See Notes to Consolidated Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	19

Consolidated Statements of Changes in Net Assets

	BlackRock Multi-Asset Real Return Fund		BlackRock Strategic Risk Allocation Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2014 (Unaudited)	Period December 27, 2012[1] to July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Period December 27, 2012[1] to July 31, 2013

Operations
Net investment income (loss)	$173,997	$94,335	$(102,100)	$(55,354)
Net realized gain (loss)	21,661	73,400	408,151	(624,171)
Net change in unrealized appreciation/depreciation	(149,596)	311,210	231,705	(482,552)

Net increase (decrease) in net assets resulting from operations	46,062	478,945	537,756	(1,162,077)

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(306,813)	—	(974,578)	(91,821)[2]
Investor A	(32,232)	—	(14,165)	(91)[2]
Investor C	(10,956)	—	(11,257)	(90)[2]
Net realized gain:
Institutional	(116,804)	—	—	—
Investor A	(12,783)	—	—	—
Investor C	(5,147)	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders.	(484,735)	—	(1,000,000)	(92,002)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	53,833,177	12,172,043	447,721	26,349,746

Net Assets
Total increase (decrease) in net assets	53,394,504	12,650,988	(14,523)	25,095,667
Beginning of period	12,650,988	—	25,095,667	—

End of period	$66,045,492	$12,650,988	$25,081,144	$25,095,667

Undistributed (distributions in excess of) net investment income, end of period	$(103,900)	$72,104	$(926,773)	$175,327

[1]	Commencement of operations.
[2]	Determined in accordance with federal income tax regulations.

See Notes to Consolidated Financial Statements.

20	BLACKROCK FUNDS	JANUARY 31, 2014

Consolidated Financial Highlights	BlackRock Multi-Asset Real Return Fund

	Institutional		Investor A		Investor C
	Six Months Ended January 31, 2014 (Unaudited)	Period December 27, 2012[1] to July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Period December 27, 2012[1] to July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Period December 27, 2012[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$10.47	$10.00	$10.45	$10.00	$10.41	$10.00

Net investment income[2]	0.10	0.09	0.10	0.08	0.06	0.04
Net realized and unrealized gain (loss)	(0.04)	0.38	(0.04)	0.37	(0.04)	0.37

Net increase from investment operations	0.06	0.47	0.06	0.45	0.02	0.41

Dividends and distributions from:
Net investment income	(0.20)	—	(0.20)	—	(0.17)	—
Net realized gain	(0.08)	—	(0.08)	—	(0.08)	—

Total dividends and distributions	(0.28)	—	(0.28)	—	(0.25)	—

Net asset value, end of period	$10.25	$10.47	$10.23	$10.45	$10.18	$10.41

Total Investment Return[3,4]
Based on net asset value	0.58%	4.70%	0.51%	4.50%	0.12%	4.10%

Ratios to Average Net Assets[5]
Total expenses	1.66%[6]	3.48%[7,8]	1.91%[6]	3.73%[7,8]	2.69%[6]	4.42%[7,8]

Total expenses after fees waived and reimbursed	0.80%[6]	0.79%[8]	1.05%[6]	1.05%[8]	1.80%[6]	1.79%[8]

Net investment income	1.93%[6]	1.47%[8]	1.92%[6]	1.34%[8]	1.15%[6]	0.66%[8]

Supplemental Data
Net assets, end of period (000)	$63,466	$11,915	$1,806	$464	$774	$271

Portfolio turnover	13%	40%	13%	40%	13%	40%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%.

[7]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C would have been 3.60%, 3.85% and 4.54%, respectively.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.41%.

See Notes to Consolidated Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	21

Consolidated Financial Highlights (concluded)	BlackRock Strategic Risk Allocation Fund

	Institutional		Investor A		Investor C
	Six Months Ended January 31, 2014 (Unaudited)	Period December 27, 2012[1] to July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Period December 27, 2012[1] to July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Period December 27, 2012[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$9.54	$10.00	$9.53	$10.00	$9.48	$10.00

Net investment loss[2]	(0.04)	(0.02)	(0.05)	(0.02)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	0.24	(0.40)	0.24	(0.41)	0.24	(0.42)

Net increase (decrease) from investment operations	0.20	(0.42)	0.19	(0.43)	0.15	(0.48)

Dividends from net investment income	(0.38)	(0.04)[3]	(0.36)	(0.04)[3]	(0.30)	(0.04)[3]

Net asset value, end of period	$9.36	$9.54	$9.36	$9.53	$9.33	$9.48

Total Investment Return[4,5]
Based on net asset value	2.06%	(4.25)%	1.97%	(4.35)%	1.58%	(4.86)%

Ratios to Average Net Assets[6]
Total expenses	1.55%[7]	2.36%[8,9]	1.93%[7]	2.38%[8,9]	2.62%[7]	3.00%[8,9]

Total expenses after fees waived and reimbursed	1.00%[7]	0.99%[9]	1.25%[7]	1.24%[9]	2.00%[7]	1.98%[9]

Net investment loss	(0.78)%[7]	(0.35)%[9]	(1.03)%[7]	(0.30)%[9]	(1.79)%[7]	(0.98)%[9]

Supplemental Data
Net assets, end of period (000)	$24,338	$24,404	$384	$378	$360	$313

Portfolio turnover	0%	59%	0%	59%	0%	59%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%.

[8]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C would have been 2.57%, 2.59% and 3.21%, respectively.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

See Notes to Consolidated Financial Statements.

22	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Consolidated Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Multi-Asset Real Return Fund (“Multi-Asset Real Return”) and BlackRock Strategic Risk Allocation Fund (“Strategic Risk Allocation”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. Strategic Risk Allocation is classified as non-diversified. Multi-Asset Real Return is classified as diversified. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

As of January 31, 2014, Multi-Asset Real Return and Strategic Risk Allocation’s investments in BlackRock Liquidity Funds, TempFund were 49% and 50%, respectively, of each Fund’s net assets. The financial statements of BlackRock Liquidity Funds, TempFund, including the Schedule of Investments, can be read in conjunction with each Fund’s financial statements. BlackRock Liquidity Funds, TempFund financial statements, included in filings under BlackRock Liquidity Funds, is available, without charge, on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Multi-Asset Real Return Fund, Ltd. and BlackRock Cayman Strategic Risk Allocation Fund, Ltd. (the “Subsidiaries”), which are wholly owned subsidiaries of each respective Fund and primarily invest in commodity-related instruments and other derivatives. The Subsidiaries enable the Funds to hold these commodity-related instruments and other derivatives and satisfy regulated investment company tax requirements. Each Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to the Funds.

2. Significant Accounting Policies:

The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of

America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant polices followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Investments in open-end registered investment companies are valued at NAV each business day.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price.

BLACKROCK FUNDS	JANUARY 31, 2014	23

Notes to Consolidated Financial Statements (continued)

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Multi-Asset Real Return values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Foreign Currency: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts, foreign currency exchange contracts and swaps) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.

24	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Consolidated Financial Statements (continued)

Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Net income and realized gains from Subsidiary investments are treated as ordinary income for tax purposes. Accordingly, the net investment income (loss) and realized gains (losses) reported in the Funds’ financial statements presented under US GAAP for such investments held by the Subsidiary may differ significantly from income dividends and capital gain distributions. As such, any net gain will pass through to the Funds as ordinary income for federal income tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for the period ended July 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Funds may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Funds should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of each Fund and any additional required collateral is delivered to the Funds on the next business day. Securities lending income, as disclosed in the Consolidated Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Funds earn dividend or interest income on the securities loaned but do not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Consolidated Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedules of Investments.

Securities lending transactions are entered into by each Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, each Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or

BLACKROCK FUNDS	JANUARY 31, 2014	25

Notes to Consolidated Financial Statements (continued)

prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of Multi-Asset Real Return’s securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2014:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Morgan Stanley	$876,550	$(876,550)	—

[1]

Collateral with a value of $895,350 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities lent. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended January 31, 2014, any securities on loan were collateralized by cash.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or commodity price risk. These contracts may be transacted on an exchange or over-the counter (“OTC”).

Financial Futures Contracts: Strategic Risk Allocation purchases and/or sells financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Fund as unrealized appreciation or depreciation, and, if applicable, as a receivable or payable for the variation margin in the Consolidated Statement of Assets and Liabilities.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: Strategic Risk Allocation enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to or hedge exposure away from foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: The Funds enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

26	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Consolidated Financial Statements (continued)

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Consolidated Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — Strategic Risk Allocation enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). Strategic Risk Allocation may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Funds enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

BLACKROCK FUNDS	JANUARY 31, 2014	27

Notes to Consolidated Financial Statements (continued)

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

	Fair Values of Derivative Financial Instruments as of January 31, 2014
	Derivative Assets
				Strategic Risk Allocation
	Consolidated Statements of Assets and Liabilities Location			Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation on OTC swaps[1]			$296,958
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts			65,652
Credit contracts	Unrealized depreciation on OTC swaps[1]			120,729
Equity contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation on OTC swaps[1]			74,498
Total				$557,837

	Derivative Liabilities
		Multi-Asset Real Return		Strategic Risk Allocation
	Consolidated Statements of Assets and Liabilities Location		Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized depreciation on OTC swaps[1]	—		$67,195
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	—		4,922
Credit contracts	Net unrealized appreciation/depreciation[1]	$8,283		—
Equity contracts	Net unrealized appreciation/depreciation[1]	—		211,103
Commodity contracts	Unrealized depreciation on OTC swaps[1]	89,524		94,240
Total		$97,807		$377,460

[1]

Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Consolidated Statements of Operations Six Months Ended January 31, 2014
	Net Realized Gain (Loss) From
	Multi-Asset Real Return	Strategic Risk Allocation
Interest rate contracts:
Financial futures contracts	—	$(167,066)
Swaps	—	(205,554)
Foreign currency exchange contracts:
Foreign currency transactions	—	12,802
Credit contracts:
Swaps	$(3,833)	341,670
Equity contracts:
Financial futures contracts	—	588,868
Swaps	—	19,248
Commodity contracts:
Swaps	18,852	(41,503)

Total	$15,019	$548,465

	Net Change in Unrealized Appreciation/Depreciation on
	Multi-Asset Real Return	Strategic Risk Allocation
Interest rate contracts:
Financial futures contracts	—	$135,272
Swaps	—	279,939
Foreign currency exchange contracts:
Foreign currency translations	—	62,377
Credit contracts:
Swaps	$(8,283)	7,361
Equity contracts:
Financial futures contracts	—	(301,231)
Swaps	—	(11,275)
Commodity contracts:
Swaps	(136,335)	(57,467)

Total	$(144,618)	$114,976

28	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Consolidated Financial Statements (continued)

For the six months ended January 31, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Multi-Asset Real Return	Strategic Risk Allocation
Financial futures contracts:
Average number of contracts purchased	—	178
Average number of contracts sold	—	8
Average notional value of contracts purchased	—	$16,961,517
Average notional value of contracts sold	—	$130,125
Foreign currency exchange contracts:
Average number of contracts - US dollars purchased	—	10
Average number of contracts - US dollars sold	—	2
Average US dollar amounts purchased	—	$2,086,985
Average US dollar amounts sold	—	$61,854
Credit default swaps:
Average number of contracts - sell protection	1	4
Average notional value - sell protection	$1,500,000	$15,164,016
Total return swaps:
Average number of contracts	1	444
Average notional value	$3,505,549	$18,087,361

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearing-house, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearing-house in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

BLACKROCK FUNDS	JANUARY 31, 2014	29

Notes to Consolidated Financial Statements (continued)

At January 31, 2014, the Funds’ derivative assets and liabilities (by type) are as follows:

	Multi-Asset Real Return		Strategic Risk Allocation
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	—	—	$7,144	$23,949
Foreign currency exchange contracts	—	—	65,652	4,922
Centrally cleared swaps	—	$11,298	7,319	—
OTC swaps[1]	—	89,524	202,644	161,435

Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	—	$100,822	$282,759	$190,306
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(11,298)	(14,463)	(23,949)

Total assets and liabilities subject to an MNA	—	$89,524	$268,296	$166,357

[1]	Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received, if any, in the Consolidated Statements of Assets and Liabilities.

The following tables present the Funds’ derivative assets and/or liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received/pledged by the Funds as of January 31, 2014:

Multi-Asset Real Return
	Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities and Subject to an MNA
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[1]
JPMorgan Chase Bank N.A.	$89,524	—	—	—	$89,524

Strategic Risk Allocation
	Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities and Subject to an MNA
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[2]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]
Bank of America N.A.	$191,358	—	—	—	$191,358
Citibank N.A.	20,383	—	—	—	20,383
Deutsche Bank AG	45,269	$(4,922)	—	—	40,347
JPMorgan Chase Bank N.A.	11,286	(11,286)	—	—	—

Total	$268,296	$(16,208)	—	—	$252,088

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[2]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[1]
Deutsche Bank AG	$4,922	$(4,922)	—	—	—
JPMorgan Chase Bank N.A.	161,435	(11,286)	—	—	$150,149

Total	$166,357	$(16,208)	—	—	$150,149

[1]	Net amount represents the net amount payable due to the counterparty in the event of default.

[2]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.

[3]	Net amount represents the net amount receivable from the counterparty in the event of default.

30	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Consolidated Financial Statements (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

	Multi-Asset Real Return	Strategic Risk Allocation
Average Daily Net Assets	Investment	Advisory Fee
First $1 Billion	0.60%	0.75%
$1 Billion - $3 Billion	0.56%	0.71%
$3 Billion - $5 Billion	0.54%	0.68%
$5 Billion - $10 Billion	0.52%	0.65%
Greater than $10 Billion	0.51%	0.64%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with Strategic Risk Allocation’s investments in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Consolidated Statements of Operations. For the six months ended January 31, 2014, the amounts waived were as follows:

Multi-Asset Real Return	$810
Strategic Risk Allocation	$5,394

The Manager provides investment management and other services to the Subsidiaries. The Manager does not receive separate compensation from the Subsidiaries for providing investment management or administrative services. However, the Funds pay the Manager based on each Fund’s net assets which includes the assets of the Subsidiaries.

The Manager entered into separate sub-advisory agreements with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, to serve as sub-advisor for Multi-Asset Real Return and Strategic Risk Allocation, and with BlackRock International Limited (“BIL”), an affiliate of the Manager, to serve as sub-advisor for Strategic Risk Allocation. The Manager pays BFM and BIL, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the applicable Fund to the Manager.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and

Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the six months ended January 31, 2014, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

	Investor A	Investor C	Total
Multi-Asset Real Return	$1,446	$2,588	$4,034
Strategic Risk Allocation	$461	$1,682	$2,143

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2014, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statements of Operations:

	Institutional	Investor A	Investor C	Total
Multi-Asset Real Return	$23	$4	$4	$31
Strategic Risk Allocation	$47	$4	$4	$55

For the six months ended January 31, 2014, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Multi-Asset Real Return	$438	$161	$164	$763
Strategic Risk Allocation	$437	$262	$123	$822

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of

BLACKROCK FUNDS	JANUARY 31, 2014	31

Notes to Consolidated Financial Statements (continued)

each Fund. The combined administration fee, which is shown as administration in the Consolidated Statements of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 million - $1 Billion	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Consolidated Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee — Class Specific
First $500 Million	0.025%
$500 Million - $1 Billion	0.015%
Greater than $1 Billion	0.005%

For the six months ended January 31, 2014, the Funds paid the following to the Manager in return for these services, which are included in administration and administration — class specific in the Consolidated Statements of Operations:

Multi-Asset Real Return	$2,170
Strategic Risk Allocation	$3,197

For the six months ended January 31, 2014, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Multi-Asset Real Return	$1,960	$145	$65	$2,170
Strategic Risk Allocation	$3,109	$46	$42	$3,197

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Consolidated Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses. The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C
Multi-Asset Real Return	0.80%	1.05%	1.80%
Strategic Risk Allocation	1.00%	1.25%	2.00%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2014 unless approved by the Board, including a majority of the independent trustees.

In addition, BlackRock has contractually agreed to waive the management fee on assets estimated to be attributed to Multi-Asset Real Return’s investments in other equity and fixed income mutual funds managed by BlackRock or its affiliates. These amounts waived or reimbursed are included in fees waived by Manager and expenses reimbursed by Manager, and shown as administration fees waived — class specific, transfer agent fees waived — class specific, transfer agent fees reimbursed — class specific and expenses reimbursed, respectively, in the Consolidated Statements of Operations. For the six months ended January 31, 2014, the amounts included in fees waived by Manager were as follows:

Multi-Asset Real Return	$53,870
Strategic Risk Allocation	$61,101

The Manager reimbursed expenses of $ $15,499 for Multi-Asset Real Return, which is included in expenses reimbursed by Manager.

Class specific expense waivers or reimbursements are as follows:

Administration Fees Waived
	Institutional	Investor A	Investor C	Total
Multi-Asset Real Return	$1,960	$143	$60	$2,163
Strategic Risk Allocation	$2,703	$46	$42	$2,791

Transfer Agent Fees Waived
	Institutional	Investor A	Investor C	Total
Multi-Asset Real Return	$23	$4	$4	$31
Strategic Risk Allocation	$32	$4	$4	$40

Transfer Agent Fees Reimbursed
	Institutional	Investor A	Investor C	Total
Multi-Asset Real Return	$393	$128	$126	$647
Strategic Risk Allocation	$238	$249	$114	$601

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

32	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Consolidated Financial Statements (continued)

On January 31, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2015	2016
Multi-Asset Real Return
Fund Level	$141,165	$74,539
Institutional	$1,543	$2,376
Investor A	$184	$275
Investor C	$47	$190
Strategic Risk Allocation
Fund Level	$148,224	$61,101
Institutional	$3,482	$2,973
Investor A	$235	$298
Investor C	$108	$160

For the six months ended January 31, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Multi-Asset Real Return	$1,504
Strategic Risk Allocation	$3

For the six months ended January 31, 2014, affiliates received CDSCs as follows:

Investor C
Multi-Asset Real Return	$81

Multi-Asset Real Return received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM, on behalf of the Fund, may invest cash collateral received by the Fund for such loans in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Consolidated Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Consolidated Schedules of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Fund benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Fund is shown as securities lending — affiliated — net in the Consolidated Statements of Operations. For the six months ended January 31, 2014, BIM received $1,223 in securities lending agent fees related to securities lending activities for the Fund.

Multi-Asset Real Return recorded a payment from an affiliate to compensate for forgone securities lending revenue, which is shown as Other income — affiliated in the Consolidated Statements of Operations.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Consolidated Statements of Operations.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities and US Government securities for the six months ended January 31, 2014, were as follows:

	Purchases	Sales
Multi-Asset Real Return	$47,934,140	$2,704,236
Strategic Risk Allocation	—	$1,709,113

7. Income Tax Information:

As of July 31, 2013, Strategic Risk Allocation has a capital loss carryforward with no expiration date, available to offset future realized capital gains of $844,452.

As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Multi-Asset Real Return	Strategic Risk Allocation
Tax cost	$89,131,391	$24,143,859

Gross unrealized appreciation	$501,694	—
Gross unrealized depreciation	(297,406)	$(575,056)

Net unrealized appreciation (depreciation)	$204,288	$(575,056)

8. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $800 million credit agreement with a group of lenders, under which each Fund may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to

BLACKROCK FUNDS	JANUARY 31, 2014	33

Notes to Consolidated Financial Statements (continued)

them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended January 31, 2014.

9. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2014		Period December 27, 2012[1] to July 31, 2013
Multi-Asset Real Return	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,234,014	$53,840,284	1,148,538	$11,548,104
Shares issued in reinvestment of dividends and distributions	13,735	140,916	—	—
Shares redeemed	(196,272)	(2,049,035)	(10,376)	(106,895)

Net increase	5,051,477	$51,932,165	1,138,162	$11,441,209

Investor A
Shares sold	135,418	$1,417,693	70,146	$727,498
Shares issued in reinvestment of dividends and distributions	4,080	41,776	—	—
Shares redeemed	(7,381)	(76,584)	(25,731)	(267,340)

Net increase	132,117	$1,382,885	44,415	$460,158

Investor C
Shares sold	50,173	$520,441	26,085	$270,761
Shares issued in reinvestment of dividends and distributions	1,445	14,731	—	—
Shares redeemed	(1,659)	(17,045)	(8)	(85)

Net increase	49,959	$518,127	26,077	$270,676

Total Net Increase	5,233,553	$53,833,177	1,208,654	$12,172,043

[1]	Commencement of operations.

34	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Consolidated Financial Statements (concluded)

	Six Months Ended January 31, 2014		Period December 27, 2012[1] to July 31, 2013
Strategic Risk Allocation	Shares	Amount	Shares	Amount
Institutional
Shares sold	55,237	$523,708	2,550,267	$25,504,357
Shares issued in reinvestment of dividends	3,189	29,856	9,182	91,821
Shares redeemed	(17,796)	(171,352)	(579)	(5,511)

Net increase	40,630	$382,212	2,558,870	$25,590,667

Investor A
Shares sold	6,836	$66,134	49,167	$507,183
Shares issued in reinvestment of dividends	1,418	13,268	9	91
Shares redeemed	(6,993)	(66,373)	(9,459)	(89,170)

Net increase	1,261	$13,029	39,717	$418,104

Investor C
Shares sold	4,484	$43,236	56,700	$569,640
Shares issued in reinvestment of dividends	1,060	9,897	9	90
Shares redeemed	(70)	(653)	(23,638)	(228,755)

Net increase	5,474	$52,480	33,071	$340,975

Total Net Increase	47,365	$447,721	2,631,658	$26,349,746

[1]	Commencement of operations.

At January 31, 2014, shares owned by affiliates of Multi-Asset Real Return and Strategic Risk Allocation were as follows:

Shares	Multi-Asset Real Return	Strategic Risk Allocation
Institutional	995,000	2,504,182
Investor A	2,500	2,509
Investor C	2,500	2,509

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

BLACKROCK FUNDS	JANUARY 31, 2014	35

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock Financial Management, Inc.1, 2

New York, NY 10055

BlackRock International Limited2

Edinburgh, EH3 8JB, United Kingdom

Distributor

BlackRock Investments, LLC

New York, NY 10022

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

[1]	For Multi-Asset Real Return.

[2]	For Strategic Risk Allocation.

36	BLACKROCK FUNDS	JANUARY 31, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	JANUARY 31, 2014	37

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

38	BLACKROCK FUNDS	JANUARY 31, 2014

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015

2017

2019

2021

2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

	LifePath Portfolios
BlackRock Prepared Portfolios	Retirement	2040
Conservative Prepared Portfolio	2020	2045
Moderate Prepared Portfolio	2025	2050
Growth Prepared Portfolio	2030	2055
Aggressive Growth Prepared Portfolio	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS	JANUARY 31, 2014	39

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

MRRSRA-1/14-SAR

JANUARY 31, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock FundsSM

„   BlackRock Short Obligations Fund

„   BlackRock Short-Term Treasury Fund

„   BlackRock Ultra-Short Obligations Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FUNDS	JANUARY 31, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as loose monetary policy beckoned investors to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were not as fruitful in the earlier part of the year given uneven growth rates and more direct exposure to macro risks such as the resurgence of political instability in Italy, the banking crisis in Cyprus and a generally poor outlook for European economies. Additionally, emerging markets significantly lagged the rest of the world due to slowing growth and structural imbalances.

Global financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes after the Fed defied market expectations with its decision to delay tapering. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but equities and other so-called “risk assets” resumed their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time extended its time horizon for maintaining low short-term interest rates. Markets reacted positively, as this move signaled the Fed’s perception of real improvement in the economy and investors were finally relieved from the tenacious anxiety that had gripped them for quite some time.

Investors’ risk appetite diminished in the new year. Heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. While tighter global liquidity was an ongoing headwind for developing countries, financial troubles in Argentina and Turkey launched a sharp sell-off in a number of emerging market currencies. Unexpectedly poor economic data out of China added to the turmoil. In the US, most indicators continued to signal a strengthening economy; however, stagnant wage growth raised concerns about the sustainability of the overall positive momentum. US stocks underperformed other developed equity markets as a number of disappointing corporate earnings reports prompted investors to take advantage of lower valuations abroad.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended Jan. 31. In contrast, emerging markets were weighed down by uneven growth, high debt levels and severe currency weakness. Rising interest rates pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2014
	6-month	12-month
US large cap equities (S&P 500® Index)	6.85%	21.52%
US small cap equities (Russell 2000® Index)	8.88	27.03
International equities (MSCI Europe, Australasia, Far East Index)	7.51	11.93
Emerging market equities (MSCI Emerging Markets Index)	(0.33)	(10.17)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	0.77	(2.97)
US investment grade bonds (Barclays US Aggregate Bond Index)	1.78	0.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.13	(1.10)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	4.70	6.76

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2014	BlackRock Short Obligations Fund

Investment Objective

BlackRock Short Obligations Fund’s (the “Fund”) investment objective is to seek current income consistent with preservation of capital.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2014, the Fund outperformed its benchmark, the BofA Merrill Lynch 6-Month US Treasury Bill Index.

What factors influenced performance?

•

The Fund’s relative outperformance was attributable to its non-benchmark allocation to spread sectors such as corporate bonds and banking obligations, including certificates of deposit. In addition, the Fund benefited from maintaining a spread duration overweight (greater sensitivity to changes in credit spreads) relative to the benchmark.

•	There were no detractors from the Fund’s performance relative to the benchmark index during the period.

Describe recent portfolio activity.

•

During the period, the Fund maintained a floating rate credit overweight with purchases focused on the new-issue market. This activity resulted in a shift in overall portfolio duration (sensitivity to interest rate movements) to 91 days from 99 days and in spread duration to 359 days from 341 days.

Describe Fund positioning at period end.

•

The Fund continued to maintain non-benchmark exposure to credit securities with a concentration in high-quality bank obligations. As of period end, 58% of the Fund’s net assets were invested in floating rate securities. Of the Fund’s exposure maturing in excess of one year, over 80% was held in floating rate securities at the close of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Net Assets
Corporate Bonds	64%
Commercial Paper	12
Certificates of Deposit	10
Repurchase Agreements	9
Money Market Funds	1
Other Assets Less Liabilities	4

Maturity Breakdown	Percent of Net Assets
1-7 days	20%
8-14 days	6
15-30 days	8
31-60 days	25
61-90 days	19
91-120 days	3
121-150 days	3
> 150 days	16

4	BLACKROCK FUNDS	JANUARY 31, 2014

BlackRock Short Obligations Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. BlackRock and Institutional Shares do not have a sales charge.

[2]

Under normal market conditions, Fund will invest in U.S. dollar denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 180 days or less and a dollar- weighted average life of 365 days or less.

[3]	An unmanaged index that tracks 6-Month US Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2014
				Average Annual Total Returns
	Standardized 30-Day Yield[5]	Unsubsidized 30-Day Yield[5]	6-Month Total Returns	1 Year	Since Inception[6]
BlackRock	0.48%	(0.25)%	0.25%	0.62%	0.56%
Institutional	0.46	(0.25)	0.34	0.56	0.50
BofA Merrill Lynch 6-Month US Treasury Bill Index	—	—	0.09	0.19	0.20

[5]	The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waiver and/or reimbursements.

[6]	The Fund commenced operations on November 15, 2012.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[8]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[8]	Annualized Expense Ratio
BlackRock Short Obligations Fund
BlackRock	$1,000.00	$1,002.50	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Institutional	$1,000.00	$1,003.40	$0.66	$1,000.00	$1,024.55	$0.66	0.13%

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.

[8]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2014	5

Fund Summary as of January 31, 2014	BlackRock Short-Term Treasury Fund

Investment Objective

BlackRock Short-Term Treasury Fund’s (the “Fund”) investment objective is to seek current income consistent with liquidity and preservation of capital.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2014, the Fund performed in line with its benchmark, the BofA Merrill Lynch 0-3 Month US Treasury Bill Index.

What factors influenced performance?

•

The Fund invests in US Treasury bills, Treasury notes with maturities less than 13 months and ultra-short-dated repurchase agreements. As spreads between Treasury bills and Treasury notes tightened in the later months of 2013, the Fund shifted positioning such that a greater percentage of assets were invested in Treasury bills. This move detracted from performance for the short-term as Treasury bills generated lower returns relative to Treasury notes in the steep 6-month to 1-year range of the yield curve. Additionally, the Fund’s allocation to repurchase agreements hindered results as these investments often yielded as low as 0.01% to 0.02% during the period.

•

The Fund’s longer duration bias (higher sensitivity to interest rate movements) helped performance as Treasury money market rates generally declined and the Treasury bill curve flattened during the period.

Additionally, the Fund’s holdings in the 6-month to 1-year Treasury note sectors benefited from the roll-down effect (i.e., a bond’s effective maturity becomes shorter with the passing of time and therefore is evaluated at a lower yield level, which, in a steep yield curve environment, results in higher prices).

Describe recent portfolio activity.

•

During the six-month period, the Fund rotated out of approximately 40% of its Treasury note exposure in favor of Treasury bills as the spread between notes and bills tightened. The Fund marginally increased its allocation to overnight tri-party repurchase agreements during the period as the Fed’s reverse repo program (with yields at 0.03% as of period end) imposed a soft floor on rates in the repo market. The Fund targeted a range of 65 to 85 days duration.

Describe Fund positioning at period end.

•

As of period end, the Fund’s duration was 75 days. Approximately 40% of the Fund’s assets were invested in repurchase agreements, with the remaining assets allocated roughly evenly between Treasury bills and Treasury notes.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	60%
Repurchase Agreements	40

Maturity Breakdown	Percent of Net Assets
1-7 days	43%
8-14 days	—
15-30 days	9
31-60 days	3
61-90 days	13
91-120 days	4
121-150 days	15
> 150 days	13

6	BLACKROCK FUNDS	JANUARY 31, 2014

BlackRock Short-Term Treasury Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Daily Shares do not have a sales charge.

[2]

Under normal market conditions, Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US Treasury bills, notes, trust receipts and direct obligations of the United States.

[3]	An index that measures total return on cash; including price and interest income, based on short-term government Treasury bills of about 90-day maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2014
				Average Annual Total Returns
	Standardized 30-Day Yield[5]	Unsubsidized 30-Day Yield[5]	6-Month Total Returns	1 Year	Since Inception[6]
Institutional Daily	0.03%	(1.03)%	0.01%	0.01%	0.01%
BofA Merrill Lynch 0-3 Month US Treasury Bill Index	—	—	0.02	0.05	0.05

[5]	The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waiver and/or reimbursements.

[6]	The Fund commenced operations on November 15, 2012.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[8]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[8]	Annualized Expense Ratio
BlackRock Short-Term Treasury Fund
Institutional Daily	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.80	$0.41	0.08%

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.

[8]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2014	7

Fund Summary as of January 31, 2014	BlackRock Ultra-Short Obligations Fund

Investment Objective

BlackRock Ultra-Short Obligations Fund’s (the “Fund”) investment objective is to seek current income consistent with preservation of capital.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2014, the Fund outperformed its benchmark, the BofA Merrill Lynch 3-Month US Treasury Bill Index.

What factors influenced performance?

•

The Fund’s relative outperformance was attributable to its non-benchmark allocation to spread sectors including corporate bonds and money market securities. Spreads contracted over the period with little or low spread volatility exhibited in short-term credit instruments.

•	There were no detractors from the Fund’s performance relative to the benchmark index during the period.

Describe recent portfolio activity.

•

During the period, changes in the Fund were negligible with a slight shift in overall portfolio duration (sensitivity to interest rate movements) to 83 days from 78 days and in spread duration (sensitivity to changes in credit spreads) to 103 days from 108 days.

Describe Fund positioning at period end.

•

As of period end, 38% of the Fund’s net assets were invested in floating rate securities. The Fund continued to maintain non-benchmark exposure to credit securities with a concentration in high-quality bank obligations.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Net Assets
Commercial Paper	33%
Corporate Bonds	28
Certificates of Deposit	18
Repurchase Agreements	16
Corporate Notes	4
Money Market Funds	1

Maturity Breakdown	Percent of Net Assets
1-7 days	32%
8-14 days	4
15-30 days	13
31-60 days	11
61-90 days	11
91-120 days	—
121-150 days	13
> 150 days	16

8	BLACKROCK FUNDS	JANUARY 31, 2014

BlackRock Ultra-Short Obligations Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. BlackRock and Institutional Shares do not have a sales charge.

[2]

Under normal market conditions, Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements.

[3]	An unmanaged index that tracks 3-Month US Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2014
				Average Annual Total Returns
	Standardized 30-Day Yield[5]	Unsubsidized 30-Day Yield[5]	6-Month Total Returns	1 Year	Since Inception[6]
BlackRock	0.36%	(0.39)%	0.19%	0.39%	0.37%
Institutional	0.33	(0.38)	0.18	0.33	0.30
BofA Merrill Lynch 3-Month US Treasury Bill Index	—	—	0.03	0.08	0.21

[5]	The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waiver and/or reimbursements.

[6]	The Fund commenced operations on November 15, 2012.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[8]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[8]	Annualized Expense Ratio
BlackRock Ultra-Short Obligations Fund
BlackRock	$1,000.00	$1,001.90	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Institutional	$1,000.00	$1,001.80	$0.66	$1,000.00	$1,024.55	$0.66	0.13%

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.

[8]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2014	9

About Fund Performance

•

BlackRock, Institutional and Institutional Daily Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to July 9, 2013, BlackRock Short Obligations and BlackRock Ultra-Short Obligations Funds’ Institutional Shares performance results are those of BlackRock Shares restated to reflect Institutional Shares fees.

Refer to www.blackrock.com/cash to obtain performance data current to the most recent month-end. Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance charts on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value

(“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, a Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 4 of the Notes to Financial Statements for additional information on waivers and reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2013 and held through January 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Short Obligations Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Hyundai Auto Receivables Trust, 0.46%, 1/16/17	$200	$199,996

Corporate Bonds
Automobiles — 4.0%
Daimler Finance North America LLC, 0.84%, 1/09/15 (a)(b)	500	501,794
Volkswagen International Finance NV, 0.86%, 4/01/14 (a)(b)	500	500,345

		1,002,139
Commercial Banks — 30.0%
Australia & New Zealand Banking Group Ltd.:
0.44%, 5/07/15 (a)(b)	400	400,304
0.62%, 1/10/17 (a)(b)	250	249,856
Banque Federative du Credit Mutuel SA, 1.09%, 1/20/17 (a)(b)	500	499,857
The Bear Stearns Cos. LLC, 5.70%, 11/15/14	500	520,201
BP Capital Markets PLC, 0.57%, 11/06/15 (b)	500	500,795
BPCE SA:
1.99%, 2/07/14 (a)(b)	625	625,056
0.74%, 7/15/15 (b)	300	299,915
Commonwealth Bank of Australia, 1.95%, 3/16/15	350	355,827
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.72%, 3/18/16 (b)	500	502,433
Deutsche Bank Securities, Inc., 3.45%, 3/30/15	500	516,875
JPMorgan Chase & Co., 4.75%, 3/01/15	250	260,824
JPMorgan Chase Bank NA, 0.49%, 7/30/15 (b)	250	249,776
Rabobank Nederland NV, 0.59%, 4/14/14 (b)	400	400,320
Svenska Handelsbanken AB:
0.70%, 3/21/16 (b)	500	501,507
0.72%, 9/23/16 (b)	250	250,590
Wells Fargo & Co., 1.25%, 2/13/15	375	378,034
Wells Fargo Bank NA, 0.52%, 7/20/15 (b)	500	501,161
Westpac Banking Corp., 0.98%, 3/31/14 (a)(b)	500	500,539

		7,513,870
Diversified Financial Services — 6.8%
General Electric Capital Corp., 5.90%, 5/13/14	500	507,709
Shell International Finance BV, 0.45%, 11/15/16 (b)	500	500,139
Toyota Motor Credit Corp.:
0.41%, 12/05/14 (b)	500	500,739
0.39%, 9/18/15 (b)	200	200,035

		1,708,622
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 0.62%, 2/12/16 (b)	500	499,655
Finance — 2.0%
John Deere Capital Corp., 0.31%, 1/12/15 (b)	500	500,302
Food Products — 3.0%
General Mills, Inc., 0.54%, 1/29/16 (b)	250	250,099
Kellogg Co., 0.47%, 2/13/15 (b)	500	500,517

		750,616

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies — 1.6%
Baxter International, Inc., 0.41%, 12/11/14 (b)	$390	$390,509
Health Care Providers & Services — 3.2%
Principal Life Global Funding II, 0.61%, 5/27/16 (a)(b)	500	500,815
UnitedHealth Group, Inc., 0.36%, 8/28/14 (b)	300	300,093

		800,908
Media — 2.0%
NBCUniversal Media LLC, 2.10%, 4/01/14	500	501,382
Metals & Mining — 3.2%
Rio Tinto Finance USA Ltd., 8.95%, 5/01/14	300	306,005
Rio Tinto Finance USA PLC, 1.08%, 6/17/16 (b)	500	504,476

		810,481
Oil, Gas & Consumable Fuels — 3.2%
Devon Energy Corp., 0.69%, 12/15/15 (b)	250	250,232
Total Capital Canada Ltd., 0.62%, 1/15/16 (b)	300	301,374
TransCanada Pipelines Ltd., 0.93%, 6/30/16 (b)	250	251,980

		803,586
Wireless Telecommunication Services — 2.0%
Vodafone Group PLC, 0.62%, 2/19/16 (b)	500	499,455
Total Corporate Bonds — 63.0%		15,781,525
Total Long-Term Investments (Cost — $15,959,326) — 63.8%		15,981,521

Short-Term Securities
Certificates of Deposit
Yankee (c) — 10.0%
Bank of Nova Scotia, Houston, 0.45%, 3/27/14 (b)	500	500,335
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.72%, 4/02/14 (b)	500	500,445
Credit Suisse, New York:
0.52%, 1/23/15	250	249,950
0.65%, 12/07/15 (b)	500	499,819
Deutsche Bank A.G., New York, 0.71%, 2/05/14	250	250,020
Lloyds TSB Bank PLC, New York, 0.58%, 8/22/14	250	250,393
Natixis, New York, 0.49%, 5/09/14 (b)	250	250,134
Total Certificates of Deposit — 10.0%		2,501,096

Commercial Paper
AXA Financial, Inc., 0.43%, 3/31/14 (d)	600	599,765
DirecTV Holdings LLC, 0.40%, 7/07/14 (d)	659	657,888
Electricite de France, 0.58%, 1/05/15 (a)(b)	250	248,778
Harley-Davidson Financial Services, 0.20%, 2/20/14 (d)	333	332,960

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	11

Schedule of Investments (continued)	BlackRock Short Obligations Fund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Suncorp Metway Ltd., 0.41%, 5/05/14 (d)	$500	$499,732
Tesco Treasury Services PLC, 0.20%, 2/03/14 (d)	750	749,987
Total Commercial Paper — 12.4%		3,089,110

Money Market Funds — 1.2%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	306,176	306,176

Repurchase Agreements	Par (000)
Barclays Capital, Inc., 0.74%, 5/22/14 (Purchased on 11/22/13 to be repurchased at $752,790, collateralized by various corporate/debt obligations, 4.50% to 11.00% due from 4/01/16 to 9/15/41, aggregate original par and fair value of $835,574 and $858,650, respectively)	750	751,385
Total Value of Barclays Capital, Inc. (Collateral value of $858,650)		751,385
Mizuho Securities USA, 1.00%,2/13/14 (Purchased on 12/13/13 to be repurchased at $250,431, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 4.00% due from 2/06/14 to 1/20/38, aggregate original par and fair value of $1,095,369 and $265,623, respectively)	250	250,064

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, 1.13%, 3/07/14 (g) (Purchased on 3/04/13 to be repurchased at $252,888, collateralized by various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 6.44% due from 2/06/14 to 11/25/39, aggregate original par and fair value of $1,868,586 and $269,930, respectively)	$250	$250,000
Total Value of Mizuho Securities USA (Collateral value of $535,553)		500,064
RBS Securities, Inc., 1.00%, 3/04/14 (Purchased on 1/03/14 to be repurchased at $1,001,667, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 3.50% due from 1/01/34 to 3/25/37, aggregate original par and fair value of $2,327,272 and $1,040,680, respectively)	1,000	1,000,742
Total Value of RBS Securities, Inc. (Collateral value of $1,040,680)		1,000,742
Total Repurchase Agreements — 9.0%		2,252,191
Total Short-Term Securities (Cost — $8,144,844) — 32.6%		8,148,573
Total Investments (Cost — $24,104,170) — 96.4%		24,130,094
Other Assets Less Liabilities — 3.6%		898,183

Net Assets — 100.0%		$25,028,277

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer is a US branch of a foreign domiciled bank.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity (Shares)	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	306,176	306,176	$25

(f)	Represents the current yield as of report date.

(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock Short Obligations Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$15,981,521	—	$15,981,521
Short-Term Securities	$306,176	7,842,397	—	8,148,573
Total	$306,176	$23,823,918	—	$24,130,094

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, cash of $1,007,167 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	13

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Short-Term Treasury Fund
(Percentages shown are based on Net Assets)

Money Market Funds — 0.0%	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01% (a)(b)	4,633	$4,633

U.S. Treasury Obligations	Par (000)
U.S. Treasury Bills: (c)
0.08%, 2/06/14	$500	500,000
0.05%, 3/13/14	500	499,967
0.09%, 5/08/14	500	499,955
0.09%, 6/19/14	500	499,925
0.09%, 6/26/14	1,200	1,199,797
0.14%, 11/13/14	400	399,764
0.13%, 12/11/14	400	399,705
0.13%, 1/08/15	400	399,661
U.S. Treasury Notes:
0.25%, 2/28/14	1,400	1,400,055
1.25%, 4/15/14	500	501,153
0.25%, 4/30/14	950	950,371
0.25%, 5/31/14	550	550,322
0.75%, 6/15/14	500	501,192
0.63%, 7/15/14	578	579,400
0.50%, 8/15/14	150	150,316
Total U.S. Treasury Obligations — 60.2%		9,031,583

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $1,000,002, collateralized by U.S. Treasury Inflation Adjusted Note, 0.13% due at 4/15/18, original par and fair value of $980,600 and $1,020,016, respectively)	1,000	1,000,000
Total Value of Deutsche Bank Securities, Inc. (Collateral value of $1,020,016)		1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $1,000,002, collateralized by various U.S. Treasury obligations, 0.00%to 1.38% due from 10/16/14 to 12/31/18, aggregate original par and fair value of $1,025,200 and $1,020,004, respectively)	1,000	1,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (Collateral value of $1,020,004)		1,000,000

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $1,971,003, collateralized by U.S. Treasury Bill, 0.00% due at 2/06/14, original par and fair value of $2,010,500 and $2,010,496, respectively)	$1,971	$1,971,000
Total Value of Mizuho Securities USA, Inc. (Collateral value of $2,010,496)		1,971,000
Morgan Stanley & Co. LLC, 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $1,000,002, collateralized by various U.S. Treasury obligations, 0.00%to 4.13% due from 3/13/14 to 5/15/15, aggregate original par and fair value of $1,020,100 and $1,020,061, respectively)	1,000	1,000,000
Total Value of Morgan Stanley & Co. LLC (Collateral value of $1,020,061)		1,000,000
TD Securities USA LLC, 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $1,000,002, collateralized by U.S. Treasury Bond, 5.38% due at 2/15/31, original par and fair value of $786,500 and $1,020,113, respectively)	1,000	1,000,000
Total Value of TD Securities USA LLC (Collateral value of $1,020,113)		1,000,000
Total Repurchase Agreements — 39.8%		5,971,000
Total Investments (Cost — $15,006,095) — 100.0%		15,007,216
Liabilities in Excess of Other Assets — 0.0%		(5,609)

Net Assets — 100.0%		$15,001,607

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock Short-Term Treasury Fund

Notes to Schedule of Investments

(a)	Represents the current yield as of report date.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity (Shares)	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	4,633	4,633	$9

(c)	Rate shown reflects the discount rate at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	$4,633	$15,002,583	—	$15,007,216

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, cash of $1,438 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	15

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Ultra-Short Obligations Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks — 18.9%
Bank of Montreal, 0.71%, 4/29/14 (a)	$500	$500,563
BPCE SA, 1.99%, 2/07/14 (a)(b)	799	799,072
JPMorgan Chase & Co., 0.99%, 5/02/14 (a)	300	300,515
Lloyds TSB Bank PLC:
1.84%, 2/17/14 (a)	100	100,146
3.74%, 4/17/14 (a)	220	221,234
Societe Generale SA, 1.29%, 4/11/14 (a)	700	701,177
Sumitomo Mitsui Banking Corp., 1.19%, 7/22/14 (a)(b)	500	501,937
Svenska Handelsbanken AB, 4.88%, 6/10/14 (b)	1,000	1,015,900
Wells Fargo & Co., 3.75%, 10/01/14	575	587,935

		4,728,479
Diversified Financial Services — 5.3%
American Express Credit Corp.:
1.10%, 6/24/14 (a)	300	300,871
5.13%, 8/25/14	750	769,823
Volkswagen International Finance NV, 0.84%, 11/20/14 (a)(b)	250	250,893

		1,321,587
Metals & Mining — 2.0%
Rio Tinto Finance USA Ltd., 8.95%, 5/01/14	500	510,007
Utility Gas & Electric — 2.0%
Southern California Edison Co., 0.27%, 1/26/15 (a)	500	500,149
Total Long-Term Investments (Cost — $7,058,916) — 28.2%		7,060,222

Short-Term Securities
Certificates of Deposit
Yankee (c) — 18.0%
Bank of Nova Scotia, Houston, 0.72%, 2/10/14 (a)	1,000	1,000,130
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.84%, 3/07/14 (a)	400	400,246
Barclays Bank PLC, New York, 0.44%, 5/30/14 (a)	250	249,968
BNP Paribas S.A., New York:
0.35%, 3/06/14	350	350,059
0.56%, 1/06/15	250	250,093
Canadian Imperial Bank of Commerce, New York:
0.26%, 3/03/14 (a)	750	750,149
0.31%, 7/01/14 (a)	250	250,098
Credit Suisse, New York, 0.53%, 1/12/15	500	499,928
Lloyds TSB Bank PLC, New York, 0.58%, 8/22/14	750	751,179
Total Certificates of Deposit — 18.0%		4,501,850

Commercial Paper	Par (000)	Value
AXA Financial, Inc.:
0.21%, 2/11/14 (b)(d)	$300	$299,987
0.43%, 3/31/14 (d)	600	599,765
BNP Paribas Finance, Inc., 0.46%, 2/14/14 (d)	325	324,986
BPCE SA, 0.40%, 8/01/14 (d)	250	249,505
British Telecommunications PLC, 0.72%, 3/07/14 (d)	500	499,885
Cafco LLC, 0.40%, 2/04/14 (d)	475	474,993
Daimler Finance North America LLC, 0.34%, 2/03/14 (d)	750	749,987
DirecTV Holdings LLC, 0.40%, 7/07/14 (d)	750	748,734
Electricite de France, 0.58%, 1/05/15 (a)(b)	750	746,333
Harley-Davidson Financial Services, 0.17%, 2/19/14 (d)	500	499,943
Macquarie Bank Ltd.:
0.37%, 7/03/14 (a)	1,000	999,964
0.33%, 7/15/14 (d)	250	249,662
Nissan Motor Acceptance Corp., 0.26%, 2/24/14 (d)	730	729,891
Suncorp Metway Ltd.:
0.43%, 4/16/14 (d)	500	499,807
0.30%, 5/07/14 (d)	350	349,806
Vodafone Group PLC, 0.45%, 6/25/14 (d)	250	249,624
Total Commercial Paper — 33.1%		8,272,872

Corporate Notes — 3.4%
Sanofi-Aventis SA, 0.56%, 3/28/14 (a)	860	860,378

Money Market Funds — 0.9%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	213,417	213,417

Repurchase Agreements	Par (000)
Barclays Capital, Inc., 0.74%, 5/22/14 (Purchased on 11/22/13 to be repurchased at $752,790, collateralized by various corporate/debt obligations, 2.00% to 11.00% due from 4/01/16 to 12/15/37, aggregate original par and fair value of $840,598 and $861,180, respectively)	750	751,385
Total Value of Barclays Capital, Inc. (Collateral value of $861,180)		751,385

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Ultra-Short Obligations Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.30%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $500,013, collateralized by various corporate/debt obligations, 0.00% to 6.02% due from 6/25/14 to 11/20/57, aggregate original par and fair value of $1,189,896 and $545,868, respectively)	$500	$500,000
Total Value of Citigroup Global Markets, Inc. (Collateral value of $545,868)		500,000
Deutsche Bank Securities, Inc., 0.35%, 2/07/14 (g) (Purchased on 11/15/13 to be repurchased at $500,438, collateralized by various corporate/debt and municipal bond obligations, 0.00% to 12.00% due from 9/30/14 to 12/29/99, aggregate original par and fair value of $1,664,366 and $583,404, respectively)	500	500,039
Total Value of Deutsche Bank Securities, Inc. (Collateral value of $583,404)		500,039
JPMorgan Securities LLC, 0.54%, 2/19/14 (Purchased on 11/19/13 to be repurchased at $751,035, collateralized by various corporate/debt obligations, 0.00% to 8.31% due from 7/25/18 to 8/25/46, aggregate original par and fair value of $6,397,926 and $885,964, respectively)	750	750,157
Total Value of JPMorgan Securities LLC (Collateral value of $885,964)		750,157
Mizuho Securities USA, 1.00%, 2/13/14 (Purchased on 12/13/13 to be repurchased at $250,431, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 4.00% due from 2/06/14 to 1/20/38, aggregate original par and fair value of $342,600 and $256,138, respectively)	250	250,065
Mizuho Securities USA, 1.13%, 3/07/14 (h) (Purchased on 3/04/13 to be repurchased at $252,888, collateralized by various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 6.44% due from 2/06/14 to 11/25/39, aggregate original par and fair value of $1,868,586 and $269,930, respectively)	250	250,000
Total Value of Mizuho Securities USA (Collateral value of $526,068)		500,065

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.48%, 3/21/14 (Purchased on 12/23/13 to be repurchased at $500,587, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.54% due from 11/25/41 to 12/25/43, aggregate original par and fair value of $1,972,640 and $545,840, respectively)	$500	$500,000
Total Value of Morgan Stanley & Co. LLC (Collateral value of $545,840)		500,000
RBS Securities, Inc., 1.00%, 3/04/14 (Purchased on 1/03/14 to be repurchased at $500,833, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 3.50% due from 1/01/34 to 3/25/37, aggregate original par and fair value of $1,163,311 and $522,831, respectively)	500	500,371
Total Value of RBS Securities, Inc. (Collateral value of $522,831)		500,371
Total Repurchase Agreements — 16.0%		4,002,017
Total Short-Term Securities (Cost — $17,846,857) — 71.4%		17,850,534
Total Investments (Cost — $24,905,773) — 99.6%		24,910,756
Other Assets Less Liabilities — 0.4%		95,855

Net Assets — 100.0%		$25,006,611

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	17

Schedule of Investments (concluded)	BlackRock Ultra-Short Obligations Fund

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer is a US branch of a foreign domiciled bank.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity (Shares)	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	18,935	194,482	213,417	$85

(f)	Represents the current yield as of report date.

(g)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(h)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$6,960,076	100,146	$7,060,222
Short-Term Securities	$213,417	17,637,117	—	17,850,534
Total	$213,417	$24,597,193	100,146	$24,910,756

[1]	See above Schedule of Investments for values in each security type.

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JANUARY 31, 2014

Statements of Assets and Liabilities

January 31, 2014 (Unaudited)	BlackRock Short Obligations Fund	BlackRock Short-Term Treasury Fund	BlackRock Ultra-Short Obligations Fund

Assets
Investments at value — unaffiliated[1]	$21,571,727	$9,031,583	$20,695,322
Investments at value — affiliated[2]	306,176	4,633	213,417
Repurchase agreements at value[3]	2,252,191	5,971,000	4,002,017
Cash	1,007,167	1,438	—
Interest receivable	56,884	5,223	58,604
Deferred offering costs	36,923	19,686	34,804
Receivable from Manager	8,282	9,243	8,554
Prepaid expenses	9,193	—	10,057

Total assets	25,248,543	15,042,806	25,022,775

Liabilities
Investments purchased payable	199,997	—	—
Income dividends payable	10,162	124	7,467
Printing fees payable	5,297	5,395	5,221
Officer’s and Trustees’ fees payable	1,202	1,226	1,202
Other affiliates payable	789	340	786
Professional fees payable	—	20,625	—
Other accrued expenses payable	2,819	13,489	1,488

Total liabilities	220,266	41,199	16,164

Net Assets	$25,028,277	$15,001,607	$25,006,611

Net Assets Consist of
Paid-in capital	$24,988,938	$14,993,791	$24,989,902
Undistributed net investment income	11,109	6,196	10,098
Accumulated net realized gain	2,335	476	1,515
Net unrealized appreciation/depreciation	25,895	1,144	5,096

Net Assets	$25,028,277	$15,001,607	$25,006,611

[1] Investments at cost — unaffiliated	$21,545,803	$9,030,462	$20,690,339
[2] Investments at cost — affiliated	$306,176	$4,633	$213,417
[3] Repurchase agreements at cost	$2,252,191	$5,971,000	$4,002,017

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	19

Statements of Assets and Liabilities (concluded)

January 31, 2014 (Unaudited)	BlackRock Short Obligations Fund	BlackRock Short-Term Treasury Fund	BlackRock Ultra-Short Obligations Fund

Net Asset Value
BlackRock
Net assets	$15,021,466	—	$15,004,602

Shares outstanding[4]	1,500,450	—	1,500,060

Net asset value	$10.01	—	$10.00

Institutional
Net assets	$10,006,811	—	$10,002,009

Shares outstanding[4]	1,000,000	—	1,000,000

Net asset value	$10.01	—	$10.00

Institutional Daily
Net assets	—	$15,001,607	—

Shares outstanding[4]	—	1,500,000	—

Net asset value	—	$10.00	—

[4]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JANUARY 31, 2014

Statements of Operations

Six Months Ended January 31, 2014 (Unaudited)	BlackRock Short Obligations Fund	BlackRock Short-Term Treasury Fund	BlackRock Ultra-Short Obligations Fund

Investment Income
Interest — unaffiliated	$75,842	$6,755	$60,416
Interest — affiliated	25	9	85

Total Income	75,867	6,764	60,501

Expenses
Investment advisory	31,539	18,905	31,515
Organization and offering	41,972	26,580	40,444
Professional	17,988	20,041	18,912
Administration	9,462	5,672	9,454
Administration — BlackRock	1,893	—	1,892
Administration — Institutional	1,261	—	1,260
Administration — Institutional Daily	—	1,890	—
Printing	5,878	4,734	5,801
Registration	3,435	6,430	3,435
Custodian	2,689	12,810	3,100
Officer and Trustees	1,927	1,820	1,927
Transfer agent — BlackRock	63	—	78
Transfer agent — Institutional	22	—	22
Transfer agent — Institutional Daily	—	113	—
Miscellaneous	4,165	4,316	4,416

Total expenses	122,294	103,311	122,256
Less fees waived by Manager	(31,539)	(18,905)	(31,515)
Less administration fees waived	(9,462)	(5,672)	(9,454)
Less administration fees waived — BlackRock	(1,893)	—	(1,892)
Less administration fees waived — Institutional Daily	—	(1,890)	—
Less transfer agent fees waived — BlackRock	(42)	—	(42)
Less transfer agent fees waived — Institutional Daily	—	(27)	—
Less transfer agent fees reimbursed — BlackRock	(16)	—	(36)
Less transfer agent fees reimbursed — Institutional Daily	—	(86)	—
Less expenses reimbursed by Manager	(65,098)	(70,742)	(65,088)

Total expenses after fees waived and reimbursed	14,244	5,989	14,229

Net investment income	61,623	775	46,272

Realized and Unrealized Gain
Net realized gain from investments	696	460	67
Net change in unrealized appreciation/depreciation	6,512	(592)	2,058

Net realized and unrealized gain (loss)	7,208	(132)	2,125

Net Increase in Net Assets Resulting from Operations	$68,831	$643	$48,397

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	21

Statements of Changes in Net Assets

	BlackRock Short Obligations Fund		BlackRock Short-Term Treasury Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2014 (Unaudited)	Period November 15, 2012[1] to July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Period November 15, 2012[1] to July 31, 2013

Operations
Net investment income	$61,623	$81,558	$775	$1,047
Net realized gain	696	1,639	460	16
Net change in unrealized appreciation/depreciation	6,512	19,383	(592)	1,736

Net increase in net assets resulting from operations	68,831	102,580	643	2,799

Dividends to Shareholders From
Net investment income:
BlackRock	(37,739)	(78,450)[2]	—	—
Institutional	(23,884)	(3,061)[2]	—	—
Institutional Daily	—	—	(775)	(1,060)[2]

Decrease in net assets resulting from dividends to shareholders	(61,623)	(81,511)	(775)	(1,060)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	—	25,000,000	—	15,000,000

Net Assets
Total increase (decrease) in net assets	7,208	25,021,069	(132)	15,001,739
Beginning of period	25,021,069	—	15,001,739	—

End of period	$25,028,277	$25,021,069	$15,001,607	$15,001,739

Undistributed net investment income at end of period	$11,109	$11,109	$6,196	$6,196

[1]	Commencement of operations.

[2]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JANUARY 31, 2014

Statements of Changes in Net Assets (concluded)

	BlackRock Ultra-Short Obligations Fund
Increase in Net Assets:	Six Months Ended January 31, 2014 (Unaudited)	Period November 15, 2012[1] to July 31, 2013

Operations
Net investment income	$46,272	$63,226
Net realized gain	67	1,448
Net change in unrealized appreciation/depreciation	2,058	3,038

Net increase in net assets resulting from operations	48,397	67,712

Dividends to Shareholders From
Net investment income:
BlackRock	(28,579)	(60,959)[2]
Institutional	(17,693)	(2,267)[2]
Institutional Daily	—	—

Decrease in net assets resulting from dividends to shareholders	(46,272)	(63,226)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	—	25,000,000

Net Assets
Total increase in net assets	2,125	25,004,486
Beginning of period	25,004,486	—

End of period	$25,006,611	$25,004,486

Undistributed net investment income at end of period	$10,098	$10,098

[1]	Commencement of operations.

[2]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	23

Financial Highlights	BlackRock Short Obligations Fund

	BlackRock		Institutional
	Six Months Ended January 31, 2014 (Unaudited)	Period November 15, 2012[1] to July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Period July 9, 2013[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$10.01	$10.00	$10.00	$10.00

Net investment income[2]	0.03	0.03	0.02	0.00 [3]
Net realized and unrealized gain	0.00 [3]	0.01	0.00 [3]	0.00 [3]

Net increase from investment operations	0.03	0.04	0.02	0.00 [3]

Dividends from net investment income	(0.03)	(0.03)[4]	(0.01)	(0.00)[4,5]

Net asset value, end of period	$10.01	$10.01	$10.01	$10.00

Total Investment Return[6,7]
Based on net asset value	0.25%	0.43%	0.34%	0.03%

Ratios to Average Net Assets[8]
Total expenses	0.80%[9]	1.00%[10]	0.80%[11]	1.53%[12]

Total expenses after fees waived and reimbursed	0.10%	0.13%	0.13%	0.13%

Net investment income	0.50%	0.46%	0.47%	0.51%

Supplemental Data
Net assets, end of period (000)	$15,021	$15,017	$10,007	$10,004

Portfolio turnover	26%	35%	26%	35%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Dividends are determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for BlackRock Shares would have been 0.97%.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for BlackRock Shares would have been 1.00%.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for Institutional Shares would have been 0.97%.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for Institutional Shares would have been 1.53%.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JANUARY 31, 2014

Financial Highlights	BlackRock Short-Term Treasury Fund

	Institutional Daily
	Six Months Ended January 31, 2014 (Unaudited)	Period November 15, 2012[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gain	0.00 [3]	0.00 [3]

Net increase from investment operations	0.00 [3]	0.00 [3]

Dividends from net investment income	(0.00)[4]	(0.00)[4,5]

Net asset value, end of period	$10.00	$10.00

Total Investment Return[6,7]
Based on net asset value	0.01%	0.01%

Ratios to Average Net Assets[8]
Total expenses	1.19%[9]	1.64%[10]

Total expenses after fees waived and reimbursed	0.08%	0.11%

Net investment income	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$15,002	$15,002

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Amount is greater than $(0.005) per share.

[5]	Dividends are determined in accordance with federal income tax regulations.

[6]	Where applicable, assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for Institutional Daily Shares would have been 1.37%.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for Institutional Daily Shares would have been 1.65%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	25

Financial Highlights	BlackRock Ultra-Short Obligations Fund

	BlackRock		Institutional
	Six Months Ended January 31, 2014 (Unaudited)	Period November 15, 2012[1] to July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Period July 9, 2013[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Net investment income[2]	0.02	0.03	0.02	0.00 [3]
Net realized and unrealized gain	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]

Net increase from investment operations	0.02	0.03	0.02	0.00 [3]

Dividends from net investment income	(0.02)	(0.03)[4]	(0.02)	(0.00)[4,5]

Net asset value, end of period	$10.00	$10.00	$10.00	$10.00

Total Investment Return[6,7]
Based on net asset value	0.19%	0.25%	0.18%	0.02%

Ratios to Average Net Assets[8]
Total expenses	0.81%[9]	0.99%[10]	0.81%[11]	1.32%[12]

Total expenses after fees waived and reimbursed	0.10%	0.12%	0.13%	0.13%

Net investment income	0.38%	0.36%	0.35%	0.38%

Supplemental Data
Net assets, end of period (000)	$15,005	$15,003	$10,002	$10,001

Portfolio turnover	29%	91%	29%	91%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Dividends are determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for BlackRock Shares would have been 0.97%.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for BlackRock Shares would have been 0.99%.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for Institutional Shares would have been 0.97%.

[12]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for Institutional Shares would have been 1.32%.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Short Obligations Fund (“Short Obligations”), BlackRock Short-Term Treasury Fund (“Short-Term Treasury”) and BlackRock Ultra-Short Obligations Fund (“Ultra-Short Obligations”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. Each of the Funds is classified as diversified. Each Fund commenced operations on November 15, 2012. Short Obligations, Short-Term Treasury and Ultra-Short Obligations offer separate classes of shares. On July 9, 2013, Short Obligations and Ultra-Short Obligations issued Institutional Shares. The BlackRock and Institutional Shares of Short Obligations and Ultra-Short Obligations and the Institutional and Institutional Daily Shares of Short-Term Treasury have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Investments in open-end registered investment companies are valued at net asset value (“NAV”) each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends

BLACKROCK FUNDS	JANUARY 31, 2014	27

Notes to Financial Statements (continued)

and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the period ended July 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed Short Obligations, Short-Term Treasury and Ultra-Short Obligations $1,248, $3,443 and $2,174, respectively, which are included in expenses reimbursed by Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Funds may have to subsequently reinvest the proceeds at lower interest rates. If the Funds have purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury.

Repurchase Agreements: The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by a Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, a Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA

28	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

counterparty, a Fund would recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.250%
$1 billion - $3 billion	0.240%
$3 billion - $5 billion	0.230%
$5 billion - $10 billion	0.220%
Greater than $10 billion	0.210%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in expenses reimbursed by Manager in the Statements of Operations. For the six months ended January 31, 2014, the Manager reimbursed $24, $19 and $142 for Short Obligations, Short-Term Treasury and Ultra-Short Obligations, respectively.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares.

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 Million - $1 Billion	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statement of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee — Class Specific
First $500 Million	0.025%
$500 Million - $1 Billion	0.015%
Greater than $1 Billion	0.005%

For the six months ended January 31, 2014, the Funds paid the following to the Manager in return for these services, which are included in administration, administration — class specific, administration fees waived and administration fees waived — class specific in the Statements of Operations:

Short Obligations	$1,261
Short-Term Treasury	$1,890
Ultra-Short Obligations	$1,260

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

The Manager contractually or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’

BLACKROCK FUNDS	JANUARY 31, 2014	29

Notes to Financial Statements (continued)

business. The expense limitations as a percentage of average daily net assets are as follows:

	Short Obligations		Short-Term Treasury	Ultra-Short Obligations
	Contractual[1]	Voluntary[2,3]	Contractual[1]	Contractual[1]	Voluntary[2,4]

BlackRock	0.30%	0.10%	—	0.25%	0.10%
Institutional	0.35%	0.20%	0.20%[5]	0.30%	0.20%
Institutional Daily	—	—	0.20%	—	—

[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2014 unless approved by the Board, including a majority of the independent trustees.

[2]	The voluntary expense cap is in effect until December 1, 2014. However, the voluntary cap may be terminated prior to that date without shareholder notification or approval.

[3]	Prior to December 17, 2012, Short Obligations had a voluntary expense cap of 0.25% and from December 17, 2012 to January 22, 2013 a voluntary expense cap of 0.18%.

[4]	Prior to January 22, 2013, Ultra-Short Obligations had a voluntary expense cap of 0.18%.

[5]	There were no shares outstanding as of January 31, 2014.

The Manager voluntarily agreed to waive and/or reimburse fees and/or expenses to enable Short-Term Treasury to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by Manager. The Manager may discontinue the waiver or reimbursement at any time.

These amounts waived or reimbursed are included in fees waived by Manager and expenses reimbursed by Manager, and shown as administration fees waived — class specific, and transfer agent fees reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2014, the Manager waived $31,539, $18,905 and $31,515 of investment advisory fees for Short Obligations, Short-Term Treasury and Ultra-Short Obligations, respectively, which are included in fees waived by Manager. The Manager reimbursed expenses of $63,826, $67,280 and $62,772 for Short Obligations, Short-Term Treasury and Ultra-Short Obligations, respectively, which are included in expenses reimbursed by Manager.

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On January 31, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2015	2016
Short Obligations
Fund Level	$82,787	$80,842
BlackRock	$4,339	$1,951
Short-Term Treasury
Fund Level	$143,220	$85,829
Institutional Daily	$2,816	$2,004
Ultra-Short Obligations
Fund Level	$82,082	$87,009
BlackRock	$4,341	$1,970

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

5. Purchases and Sales:

Purchases and sales of investments including paydowns and excluding short-term securities and US government securities for the six months ended January 31, 2014, were as follows:

	Purchases	Sales
Short Obligations	$5,865,217	$4,159,739
Ultra-Short Obligations	$835,929	$860,000

Sales of US government securities for Short-Term Treasury for the six months ended January 31, 2014, were $500,000. There were no purchases for the six months ended January 31, 2014.

30	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

6. Income Tax Information:

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Short Obligations	Short-Term Treasury	Ultra-Short Obligations
Tax cost	$24,104,170	$15,006,095	$24,905,773

Gross unrealized appreciation	$27,868	$1,268	$5,482
Gross unrealized depreciation	(1,944)	(147)	(499)

Net unrealized appreciation	$25,924	$1,121	$4,983

7. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value as recorded in Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in fixed-income securities. See the Schedules of Investments for these securities. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

As of January 31, 2014, Short Obligations and Ultra-Short Obligations invested a significant portion of its assets in securities in the financial services sector. Changes in economic conditions affecting the financial services sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2014		Period November 15, 2012[1] to July 31, 2013
Short Obligations	Shares	Amount	Shares	Amount
BlackRock
Shares sold	—	—	2,500,001	$25,000,010
Shares redeemed	—	—	(999,551)	(10,000,010)

Net increase	—	—	1,500,450	$15,000,000

	Six Months Ended January 31, 2014		Period July 9, 2013[1] to July 31, 2013
Institutional
Shares sold	—	—	1,000,000	$10,000,000

Net increase	—	—	1,000,000	$10,000,000

Total Net Increase	—	—	2,500,450	$25,000,000

Short-Term Treasury	Six Months Ended January 31, 2014		Period November 15, 2012[1] to July 31, 2013
Institutional Daily
Shares sold	—	—	1,500,001	$15,000,010
Shares redeemed	—	—	(1)	(10)

Net increase	—	—	1,500,000	$15,000,000

Ultra-Short Obligations	Six Months Ended January 31, 2014		Period November 15, 2012[1] to July 31, 2013
BlackRock
Shares sold	—	—	2,500,301	$25,003,010
Shares issued in reinvestment of dividends	—	—	—	2
Shares redeemed	—	—	(1,000,241)	(10,003,012)

Net increase	—	—	1,500,060	$15,000,000

[1]	Commencement of operations.

BLACKROCK FUNDS	JANUARY 31, 2014	31

Notes to Financial Statements (concluded)

Ultra-Short Obligations (concluded)	Six Months Ended January 31, 2014		Period July 9, 2013[1] to July 31, 2013
	Shares	Amount	Shares	Amount
Institutional
Shares sold	—	—	1,000,000	$10,000,000

Net increase	—	—	1,000,000	$10,000,000

Total Net Increase	—	—	2,500,060	$25,000,000

[1]	Commencement of operations.

At January 31, 2014, all shares outstanding were owned by affiliates.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

32	BLACKROCK FUNDS	JANUARY 31, 2014

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK FUNDS	JANUARY 31, 2014	33

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/cash

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission’s (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 537-4942.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 537-4942; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 537-4942 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

34	BLACKROCK FUNDS	JANUARY 31, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	JANUARY 31, 2014	35

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015

2017

2019

2021

2023

BlackRock Emerging Markets Flexible Dynamic Bond

Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

	LifePath Portfolios
BlackRock Prepared Portfolios	Retirement	2040
Conservative Prepared Portfolio	2020	2045
Moderate Prepared Portfolio	2025	2050
Growth Prepared Portfolio	2030	2055
Aggressive Growth Prepared Portfolio	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

36	BLACKROCK FUNDS	JANUARY 31, 2014

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SHORTS-1/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 2, 2014

3